UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07792
                                                     ---------------------

                 Nuveen Insured Premium Income Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                --------------------------------
                                                Semiannual Report April 30, 2005
                                                --------------------------------

                        Nuveen Investments
                        Municipal Closed-End
                        Exchange-Traded
                        Funds

       NUVEEN INSURED
    QUALITY MUNICIPAL
           FUND, INC.
                  NQI

       NUVEEN INSURED
MUNICIPAL OPPORTUNITY
           FUND, INC.
                  NIO

       NUVEEN PREMIER
    INSURED MUNICIPAL
    INCOME FUND, INC.
                  NIF                  [GRAPHIC OMITTED]

       NUVEEN INSURED
       PREMIUM INCOME
     MUNICIPAL FUND 2
                  NPX

       NUVEEN INSURED
   DIVIDEND ADVANTAGE
       MUNICIPAL FUND
                  NVG

       NUVEEN INSURED
   TAX-FREE ADVANTAGE
       MUNICIPAL FUND
                  NEA

                        DEPENDABLE,
                        TAX-FREE INCOME BECAUSE
                        IT'S NOT WHAT YOU EARN,
                        IT'S WHAT YOU KEEP.(R)

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                                                                  NUVEEN
                                                                     Investments

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                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

      Chairman's
            Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

      As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.

"In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."

      From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

      As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

      Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

      These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      June 15, 2005

Nuveen Investments National Insured Municipal Closed-End Exchange-Traded Funds NQI, NIO, NIF, NPX, NVG, NEA

Portfolio Manager's
         Comments

Portfolio manager Dan Solender reviews key investment strategies and the semiannual performance of these six insured Funds. With thirteen years of investment experience, including nine at Nuveen, Dan has managed NQI, NIO, NIF, NPX, NVG and NEA since May 2004.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2005?

Between November 2004 and April 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term rate benchmark from 1.75% to 2.75%. (On May 3, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, bringing the fed funds rate to 3.00%.) Given these short-term rate increases, many market participants expected to see steadily higher interest rates across most of the municipal market yield curve as we moved through the reporting period. This did not occur, as longer-term yields (as measured by the widely-followed Bond Buyer 25 Revenue Municipal Bond Index) declined by 14 basis points during the six-month period. As a result, the municipal yield curve flattened.

In this environment, our focus for all these Funds remained on a strategy we have employed for the past few years -- finding and holding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that could also perform well under a variety of future market scenarios.

As a result, our purchase activity during this period generally concentrated on bonds in the long-intermediate part of the yield curve (bonds that mature in about 20 years) as part of our efforts to improve the maturity positioning of these insured Funds. We worked to accomplish this by reducing some of the Funds' holdings of bonds with effective maturities of less than 10 years, including bonds pre-refunded to short call dates and longer-term bonds with call dates coming within the next few years, and replacing these with securities that mature in 20 years or more. Because we only want to buy attractively priced bonds, this is an ongoing effort that will take more time to complete. This reallocation also helped us to diversify the call exposure of NQI, NIO, NIF and NPX as we sold bonds with shorter call dates and reinvested the proceeds at systematic intervals along the longer part of the yield curve.

In looking for new additions to our portfolios, we sought bonds with premium prices -- that is, bonds trading above their par value because they have coupons greater than current coupon levels. Historically, these bonds have tended to hold their value better than current coupon bonds when interest rates rise. When possible, we purchased bonds issued within states like New York, California, Michigan and Florida where investors typically show strong, consistent demand for municipal bonds. We believe this historically strong demand, regardless of the economic or interest rate environment, may provide more price support over time for the bonds in the Funds' portfolios, and also provide for enhanced liquidity if opportunities arise to sell the securities at attractive prices.

Our efforts were helped by the strong supply of municipal bonds during this reporting period. For the six months ended April 2005, municipal issuance nationwide totaled $187.7 billion, up 8.6% from the six months ended April 2004. One of the major drivers of the increased supply during this current period was a significant growth in the number of refundings, as issuers sought to take advantage of relatively low current interest rates.

As discussed in the last shareholder report, in late 2004 we began using forward interest rate swaps, a type of derivative financial instrument, to hedge some the interest rate risk of NVG and NEA. It is important to note that we did not use the hedges in an attempt to profit from correctly predicting the timing and direction of interest rates movements. Instead, our sole objective was to reduce the Funds' durations (and therefore their price sensitivity to interest rate changes) without having a negative impact on their income streams or common share dividends over the short term. The gain or loss from the hedges is reflected as an addition or subtraction to each Fund's net asset value (NAV) as the market value of the hedges fluctuate. The hedges achieved their objective of reducing the volatility of both Funds' NAVs while maintaining the Funds' income over the course of this reporting period. These hedges had a negative impact on the Funds' total returns over the six month period because declining long-term interest rates caused the values of the hedges to decline as the value of the Fund's portfolios rose.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for a comparative index and average, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 4/30/05

                                        6-Month     1-Year     5-Year    10-Year
--------------------------------------------------------------------------------
NQI                                       2.58%      9.58%      9.17%      7.08%
--------------------------------------------------------------------------------
NIO                                       2.50%      9.61%      8.93%      7.20%
--------------------------------------------------------------------------------
NIF                                       2.24%      9.88%      8.69%      6.88%
--------------------------------------------------------------------------------
NPX                                       2.28%      9.43%      9.00%      7.60%
--------------------------------------------------------------------------------
NVG                                       2.79%     10.34%        NA         NA
--------------------------------------------------------------------------------
NEA                                       4.31%     10.61%        NA         NA
--------------------------------------------------------------------------------
Lehman Brothers
Insured Municipal
Bond Index(1)                             2.02%      7.22%      7.48%      6.69%
--------------------------------------------------------------------------------
Lipper Insured
Municipal Debt
Funds Average(2)                          2.67%      9.18%      8.25%      6.91%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2005, the cumulative returns on NAV for all six of the Funds covered in this report outperformed the return on the Lehman Brothers Insured Municipal Bond Index. NVG and NEA also outperformed the average return for their Lipper insured peer group, while NQI and NIO performed roughly in line with this measure and NIF and NPX trailed the peer group average.

One of the primary factors benefiting the six-month performance of these Funds relative to that of the unleveraged, unmanaged Lehman Brothers insured index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

(1) The Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

(2) The Lipper Insured Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 27 funds; 1 year, 27 funds; 5 years, 21 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends.

As a result of this yield curve flattening discussed earlier, the prices of bonds with longer maturities generally tended to perform better than those of securities with shorter maturities. This contributed to the performance of Funds such as NVG and NEA, which had relatively more exposure to the long end of the yield curve when compared with NQI, NIO, NIF and NPX. As of April 30, 2005, NEA held no bonds with maturities less than five years and had a healthy weighting in bonds that mature in 20 years or longer. Similarly, NVG had less exposure to bonds with effective maturities of less than 10 years than did NQI, NIO, NIF or NPX. The relative holdings of longer and shorter effective maturities among these Funds accounted for much of their performance differential with each other over the six-month reporting period.

The flattening of the yield curve over this period also reflected an environment in which many issuers found refundings more economically feasible. This led to an increase in escrowed and pre-refunded holdings, especially in NEA, NVG and NPX. The performance of these Funds was boosted by the price appreciation accompanying these advance refundings. At the same time, however, we were trimming some of the Funds' holdings of older pre-refunded bonds, which tended to underperform the general municipal market during this period due primarily to the shorter effective maturities of these securities.

NVG and NEA, which can invest up to 20% of their assets in uninsured investment-grade quality securities, also generally benefited from their allocations to these lower-rated bonds during this period. As of April 30, 2005, NVG held 8% of its portfolio in uninsured bonds rated AAA, and AA, while NEA allocated 11% to uninsured investment-grade rated securities.

During this six-month period, zero coupon bonds as a group outperformed the general municipal market, and the performances of NIO and NQI were helped by their holdings in this category.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of April 30, 2005, NQI, NIO, NIF and NPX continued to be 100% invested in insured and/or U.S. guaranteed securities, while NVG and NEA, which can invest up to 20% of their assets in uninsured investment-grade quality securities, had allocated 92% and 89% of their portfolios, respectively, to AAA rated insured and U.S. guaranteed securities.

As of April 30, 2005, potential call exposure for the period May 2005 through the end of 2006 ranged from 0% in NVG to 1% in NEA, 5% in NIF, 11% in NPX, 12% in NIO and 15% in NQI. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
Information

All six of the Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred, shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging can still provide benefits for common shareholders as short-term rates rise, the extent of the benefit may be less. In addition, any reinvested proceeds from bonds called or retired during this period were reinvested in a low interest rate environment, which also tended to reduce the income generated by the Funds. The combination of these two factors led to dividend reductions in NQI, NIO, NIF, NPX and NVG over the six-month period ended April 30, 2005. NEA, which was initially invested during the relatively low rate environment of late 2002, had limited opportunities to build its income stream because of the continued low interest rates that has prevailed since its introduction. As a result, this Fund experienced two dividend reductions during this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

                                  Long-Term Capital Gains        Ordinary Income
                                              (per share)            (per share)
--------------------------------------------------------------------------------
NQI                                               $0.0472                $0.0104
--------------------------------------------------------------------------------
NIO                                               $0.0325                $    --
--------------------------------------------------------------------------------
NIF                                               $0.0469                $0.0384
--------------------------------------------------------------------------------
NVG                                               $0.1099                $0.0100
--------------------------------------------------------------------------------
NEA                                               $0.0097                $    --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders.

As of April 30, 2005, NQI, NIO, NIF, NPX and NVG had positive UNII balances for both financial statement and tax purposes. NEA had a negative UNII balance for financial statement purposes and a positive UNII balance for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                                                     4/30/05     6-Month Average
                                                    Discount            Discount
--------------------------------------------------------------------------------
NQI                                                   -0.64%              -0.28%
--------------------------------------------------------------------------------
NIO                                                   -5.90%              -3.41%
--------------------------------------------------------------------------------
NIF                                                   -4.44%              -3.15%
--------------------------------------------------------------------------------
NPX                                                   -6.76%              -6.15%
--------------------------------------------------------------------------------
NVG                                                   -8.51%              -7.86%
--------------------------------------------------------------------------------
NEA                                                   -5.49%              -5.00%
--------------------------------------------------------------------------------

Nuveen Insured Quality Municipal Fund, Inc.

NQI

Performance
      Overview  As of April 30, 2005

Credit Quality
(as a % of total investments)

-----------------------------------
Insured                         99%                [PIE CHART]
-----------------------------------
U.S. Guaranteed                  1%
-----------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0845
Jun                           0.0845
Jul                           0.0845
Aug                           0.0845
Sep                           0.0845
Oct                           0.0845
Nov                           0.0845
Dec                           0.0845
Jan                           0.0845
Feb                           0.0845
Mar                           0.0815
Apr                           0.0815


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.65
                              14.63
                              14.55
                              14.47
                              14.15
                              13.76
                              14.22
                              14.24
                              14.15
                              14.32
                              14.35
                              14.41
                              14.19
                              14.29
                              14.42
                              14.47
                              14.48
                              14.58
                              14.6
                              14.63
                              14.63
                              14.65
                              14.65
                              14.63
                              14.69
                              14.59
                              14.58
                              14.6
                              14.56
                              14.41
                              14.31
                              14.33
                              14.2
                              14.24
                              14.3
                              14.3
                              14.28
                              14.27
                              14.3
                              14.31
                              14.44
                              14.49
                              14.54
                              14.85
                              14.85
                              14.88
                              14.95
                              14.91
                              14.99
                              14.92
                              14.9
                              14.95
                              14.98
                              14.99
                              14.93
                              14.87
                              14.78
                              14.81
                              14.86
                              14.9
                              14.99
                              15.2
                              15.38
                              15.38
                              15.45
                              15.58
                              15.59
                              15.56
                              15.64
                              15.62
                              15.61
                              15.55
                              15.48
                              15.62
                              15.61
                              15.64
                              15.8
                              15.88
                              15.96
                              15.87
                              15.87
                              15.87
                              15.94
                              15.95
                              15.93
                              15.94
                              15.99
                              16.01
                              15.88
                              15.81
                              15.81
                              15.74
                              15.73
                              15.72
                              15.66
                              15.62
                              15.7
                              15.73
                              15.64
                              15.64
                              15.7
                              15.74
                              15.64
                              15.76
                              15.81
                              15.78
                              15.61
                              15.51
                              15.4
                              15.41
                              15.36
                              15.3
                              15.44
                              15.46
                              15.58
                              15.6
                              15.58
                              15.7
                              15.66
                              15.73
                              15.77
                              15.85
                              15.89
                              15.86
                              15.9
                              15.92
                              15.89
                              16
                              16.08
                              16.07
                              16.1
                              16.07
                              15.64
                              15.27
                              15.36
                              15.34
                              15.47
                              15.57
                              15.69
                              15.78
                              15.78
                              15.82
                              15.66
                              15.73
                              15.7
                              15.73
                              15.8
                              15.62
                              15.6
                              15.56
                              15.4
                              15.48
                              15.51
                              15.55
                              15.67
                              15.76
                              15.8
                              15.68
                              15.64
                              15.73
                              15.59
                              15.54
                              15.64
                              15.7
                              15.62
                              15.58
                              15.54
                              15.47
                              15.5
                              15.51
                              15.57
                              15.54
                              15.62
                              15.62
                              15.66
                              15.64
                              15.66
                              15.74
                              15.72
                              15.69
                              15.57
                              15.63
                              15.54
                              15.54
                              15.6
                              15.58
                              15.58
                              15.64
                              15.77
                              15.86
                              16
                              15.98
                              16.1
                              16.13
                              16.28
                              16.34
                              16.35
                              16.3
                              16.34
                              16.22
                              16.32
                              16.29
                              16.21
                              16.16
                              16.13
                              15.96
                              16.16
                              16.36
                              16.32
                              16.3
                              16.23
                              16.27
                              16.3
                              16.32
                              16.35
                              16.3
                              16
                              15.88
                              15.74
                              15.6
                              15.55
                              15.38
                              15.36
                              15.35
                              15.22
                              15.02
                              14.62
                              14.76
                              14.5
                              14.61
                              14.64
                              14.8
                              14.87
                              14.8
                              14.88
                              14.9
                              14.94
                              14.87
                              14.86
                              14.86
                              14.99
                              15
                              14.96
                              15.06
                              15.19
                              15.09
                              15.09
                              15.1
                              15.36
                              15.17
                              15.33
                              15.54
                              15.59
4/30/05                       15.59

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.59
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.69
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -0.64%
--------------------------------------------------------------------------------
Market Yield                                                               6.27%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.71%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $599,643
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     20.51
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.05
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/90)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            0.98%              2.58%
--------------------------------------------------------------------------------
1-Year                                                 13.51%              9.58%
--------------------------------------------------------------------------------
5-Year                                                 10.00%              9.17%
--------------------------------------------------------------------------------
10-Year                                                 7.33%              7.08%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 16.5%
--------------------------------------------------------------------------------
Texas                                                                      14.8%
--------------------------------------------------------------------------------
Illinois                                                                   11.5%
--------------------------------------------------------------------------------
New York                                                                    9.1%
--------------------------------------------------------------------------------
Washington                                                                  7.3%
--------------------------------------------------------------------------------
Florida                                                                     6.7%
--------------------------------------------------------------------------------
Nevada                                                                      4.6%
--------------------------------------------------------------------------------
Hawaii                                                                      4.0%
--------------------------------------------------------------------------------
Kentucky                                                                    2.9%
--------------------------------------------------------------------------------
Louisiana                                                                   1.9%
--------------------------------------------------------------------------------
Pennsylvania                                                                1.9%
--------------------------------------------------------------------------------
Other                                                                      18.8%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Transportation                                                             20.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.5%
--------------------------------------------------------------------------------
Healthcare                                                                 14.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     13.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            10.5%
--------------------------------------------------------------------------------
Utilities                                                                   9.7%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.0%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         6.9%
--------------------------------------------------------------------------------
Other                                                                       3.4%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0576 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.

NIO

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

-----------------------------------
Insured                         98%                [PIE CHART]
-----------------------------------
U.S. Guaranteed                  2%
-----------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.081
Jun                            0.081
Jul                            0.081
Aug                            0.081
Sep                            0.081
Oct                            0.081
Nov                            0.081
Dec                            0.081
Jan                            0.081
Feb                            0.081
Mar                            0.078
Apr                            0.078


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.16
                              14.04
                              14.11
                              14.01
                              13.6
                              13.33
                              13.58
                              13.65
                              13.52
                              13.76
                              13.9
                              13.92
                              13.9
                              13.95
                              13.94
                              14.03
                              14.27
                              14.25
                              14.33
                              14.37
                              14.37
                              14.35
                              14.25
                              14.23
                              14.25
                              14.27
                              14.33
                              14.36
                              14.31
                              14.13
                              14.15
                              14.1
                              14.08
                              14.12
                              14.19
                              14.12
                              14.26
                              14.36
                              14.33
                              14.21
                              14.2
                              14.23
                              14.25
                              14.43
                              14.48
                              14.58
                              14.61
                              14.62
                              14.67
                              14.58
                              14.64
                              14.69
                              14.78
                              14.84
                              14.76
                              14.68
                              14.63
                              14.73
                              14.71
                              14.66
                              14.78
                              14.86
                              14.98
                              14.98
                              15.05
                              15.09
                              15.06
                              15.05
                              15.12
                              15.1
                              15.1
                              15.03
                              15.01
                              15.1
                              15.19
                              15.18
                              15.2
                              15.23
                              15.21
                              15.25
                              15.24
                              15.24
                              15.27
                              15.37
                              15.39
                              15.42
                              15.47
                              15.41
                              15.33
                              15.3
                              15.33
                              15.34
                              15.37
                              15.36
                              15.33
                              15.35
                              15.48
                              15.48
                              15.49
                              15.49
                              15.5
                              15.58
                              15.6
                              15.68
                              15.66
                              15.62
                              15.5
                              15.42
                              15.5
                              15.47
                              15.47
                              15.47
                              15.55
                              15.59
                              15.65
                              15.57
                              15.61
                              15.59
                              15.55
                              15.63
                              15.7
                              15.7
                              15.83
                              15.85
                              15.86
                              15.89
                              15.98
                              16.05
                              16
                              16.04
                              15.98
                              15.88
                              15.53
                              15.05
                              15.32
                              15.27
                              15.4
                              15.55
                              15.51
                              15.54
                              15.65
                              15.61
                              15.5
                              15.53
                              15.55
                              15.6
                              15.5
                              15.44
                              15.33
                              15.4
                              15.33
                              15.42
                              15.37
                              15.49
                              15.53
                              15.53
                              15.57
                              15.47
                              15.52
                              15.56
                              15.45
                              15.44
                              15.46
                              15.48
                              15.41
                              15.41
                              15.47
                              15.46
                              15.53
                              15.69
                              15.76
                              15.71
                              15.79
                              15.87
                              15.91
                              15.91
                              15.79
                              15.61
                              15.41
                              15.39
                              15.26
                              15.26
                              15.3
                              15.22
                              15.27
                              15.25
                              15.31
                              15.36
                              15.42
                              15.46
                              15.44
                              15.5
                              15.58
                              15.67
                              15.88
                              15.94
                              15.94
                              15.94
                              16.01
                              15.87
                              15.8
                              15.73
                              15.62
                              15.56
                              15.47
                              15.34
                              15.67
                              15.81
                              15.77
                              15.73
                              15.74
                              15.66
                              15.73
                              15.78
                              15.8
                              15.77
                              15.5
                              15.42
                              15.28
                              15.22
                              15.2
                              15.13
                              15.1
                              15.01
                              14.89
                              14.68
                              14.42
                              14.38
                              14.32
                              14.19
                              14.33
                              14.7
                              14.69
                              14.82
                              14.82
                              14.81
                              14.86
                              14.78
                              14.93
                              14.87
                              14.8
                              14.81
                              14.8
                              14.84
                              14.87
                              14.78
                              14.7
                              14.72
                              14.83
                              14.79
                              14.87
                              14.86
                              15
4/30/05                       15

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.00
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.94
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -5.90%
--------------------------------------------------------------------------------
Market Yield                                                               6.24%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.67%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $1,293,506
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     18.64
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.15
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/19/91)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -3.37%              2.50%
--------------------------------------------------------------------------------
1-Year                                                 12.95%              9.61%
--------------------------------------------------------------------------------
5-Year                                                 10.63%              8.93%
--------------------------------------------------------------------------------
10-Year                                                 7.32%              7.20%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 18.8%
--------------------------------------------------------------------------------
Texas                                                                      11.2%
--------------------------------------------------------------------------------
Alabama                                                                     9.5%
--------------------------------------------------------------------------------
Nevada                                                                      5.4%
--------------------------------------------------------------------------------
Colorado                                                                    5.1%
--------------------------------------------------------------------------------
Michigan                                                                    5.0%
--------------------------------------------------------------------------------
Florida                                                                     4.6%
--------------------------------------------------------------------------------
New York                                                                    4.2%
--------------------------------------------------------------------------------
Illinois                                                                    3.9%
--------------------------------------------------------------------------------
Massachusetts                                                               2.8%
--------------------------------------------------------------------------------
South Carolina                                                              2.7%
--------------------------------------------------------------------------------
Indiana                                                                     2.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.6%
--------------------------------------------------------------------------------
Ohio                                                                        1.8%
--------------------------------------------------------------------------------
Louisiana                                                                   1.7%
--------------------------------------------------------------------------------
Other                                                                      18.1%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     19.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            17.2%
--------------------------------------------------------------------------------
Transportation                                                             17.0%
--------------------------------------------------------------------------------
Utilities                                                                  11.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.8%
--------------------------------------------------------------------------------
Healthcare                                                                  9.3%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.6%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.1%
--------------------------------------------------------------------------------
Other                                                                       5.3%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0325 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.

NIF

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

-----------------------------------
Insured                         87%               [PIE CHART]
-----------------------------------
U.S. Guaranteed                 13%
-----------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0815
Jun                           0.0815
Jul                           0.0815
Aug                           0.0815
Sep                           0.0815
Oct                           0.0815
Nov                           0.0815
Dec                           0.0815
Jan                           0.0815
Feb                           0.0815
Mar                           0.0785
Apr                           0.0785


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.3
                              14.25
                              14.1
                              14.11
                              13.7
                              13.48
                              13.59
                              13.6
                              13.55
                              13.69
                              13.7
                              13.76
                              13.66
                              13.78
                              13.78
                              13.91
                              14.06
                              14.18
                              14.21
                              14.25
                              14.25
                              14.31
                              14.37
                              14.3
                              14.32
                              14.35
                              14.35
                              14.41
                              14.3
                              14.08
                              14.13
                              14.2
                              14.14
                              14.17
                              14.14
                              14.1
                              14.09
                              14.16
                              14.25
                              14.25
                              14.16
                              14.19
                              14.38
                              14.6
                              14.59
                              14.6
                              14.66
                              14.76
                              14.72
                              14.62
                              14.6
                              14.55
                              14.57
                              14.62
                              14.41
                              14.4
                              14.29
                              14.3
                              14.36
                              14.28
                              14.41
                              14.55
                              14.58
                              14.58
                              14.77
                              14.76
                              14.85
                              14.85
                              14.9
                              14.93
                              14.91
                              14.87
                              14.86
                              14.9
                              14.85
                              14.97
                              15.08
                              15.01
                              15.01
                              14.96
                              14.93
                              15
                              15.2
                              15.22
                              15.34
                              15.33
                              15.28
                              15.33
                              15.21
                              15.3
                              15.5
                              15.48
                              15.43
                              15.38
                              15.55
                              15.42
                              15.5
                              15.56
                              15.44
                              15.48
                              15.54
                              15.41
                              15.48
                              15.55
                              15.44
                              15.4
                              15.28
                              15.34
                              15.3
                              15.28
                              15.31
                              15.27
                              15.35
                              15.37
                              15.37
                              15.45
                              15.41
                              15.42
                              15.4
                              15.37
                              15.48
                              15.59
                              15.67
                              15.56
                              15.56
                              15.69
                              15.64
                              15.64
                              15.76
                              15.88
                              15.83
                              16.01
                              15.4
                              15.06
                              15.18
                              15.1
                              15.45
                              15.3
                              15.37
                              15.31
                              15.4
                              15.51
                              15.25
                              15.35
                              15.3
                              15.45
                              15.48
                              15.25
                              15.18
                              15.38
                              15.22
                              15.25
                              15.13
                              15.13
                              15.25
                              15.21
                              15.3
                              15.19
                              15.15
                              15.15
                              14.99
                              15.1
                              14.84
                              14.83
                              14.79
                              14.62
                              14.67
                              14.66
                              14.71
                              14.82
                              14.94
                              14.91
                              15.05
                              15.06
                              15.21
                              15.19
                              15.12
                              15.24
                              15.25
                              15.2
                              15.19
                              15.24
                              15.23
                              15.35
                              15.63
                              15.72
                              15.76
                              15.55
                              15.52
                              15.54
                              15.6
                              15.65
                              15.79
                              15.81
                              16
                              16.1
                              15.95
                              15.93
                              15.88
                              15.7
                              15.69
                              15.78
                              15.73
                              15.64
                              15.59
                              15.46
                              15.75
                              15.94
                              15.91
                              15.86
                              16
                              15.94
                              15.85
                              15.92
                              16
                              16.01
                              15.8
                              15.65
                              15.5
                              15.22
                              15.29
                              15.12
                              15.18
                              15.07
                              14.87
                              14.76
                              14.59
                              14.66
                              14.6
                              14.46
                              14.5
                              14.65
                              14.84
                              14.71
                              14.9
                              14.83
                              14.8
                              14.71
                              14.73
                              14.85
                              14.89
                              15.05
                              15.08
                              15.14
                              15.12
                              14.95
                              14.85
                              14.95
                              14.92
                              14.94
                              14.98
                              15.06
                              15.08
4/30/05                       15.08



Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.08
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.78
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.44%
--------------------------------------------------------------------------------
Market Yield                                                               6.25%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.68%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $306,504
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     17.02
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.91
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/91)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            0.07%              2.24%
--------------------------------------------------------------------------------
1-Year                                                 13.63%              9.88%
--------------------------------------------------------------------------------
5-Year                                                  9.69%              8.69%
--------------------------------------------------------------------------------
10-Year                                                 7.47%              6.88%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 21.6%
--------------------------------------------------------------------------------
Washington                                                                 14.3%
--------------------------------------------------------------------------------
Illinois                                                                   11.5%
--------------------------------------------------------------------------------
Texas                                                                       6.9%
--------------------------------------------------------------------------------
Nevada                                                                      5.9%
--------------------------------------------------------------------------------
Colorado                                                                    5.0%
--------------------------------------------------------------------------------
Oregon                                                                      3.9%
--------------------------------------------------------------------------------
Indiana                                                                     3.5%
--------------------------------------------------------------------------------
Georgia                                                                     3.4%
--------------------------------------------------------------------------------
New York                                                                    3.2%
--------------------------------------------------------------------------------
Hawaii                                                                      2.5%
--------------------------------------------------------------------------------
Other                                                                      18.3%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     19.6%
--------------------------------------------------------------------------------
Transportation                                                             19.4%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            15.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     15.4%
--------------------------------------------------------------------------------
Healthcare                                                                 10.1%
--------------------------------------------------------------------------------
Utilities                                                                   7.5%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         5.0%
--------------------------------------------------------------------------------
Other                                                                       7.4%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0853 per share.

Nuveen Insured Premium Income Municipal Fund 2

NPX

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

------------------------------------
Insured                         100%                [PIE CHART]
------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                             0.07
Apr                             0.07


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        12.82
                              12.72
                              12.6
                              12.45
                              12.23
                              12.14
                              12.2
                              12.25
                              12.18
                              12.36
                              12.41
                              12.32
                              12.3
                              12.39
                              12.49
                              12.6
                              12.69
                              12.79
                              12.71
                              12.72
                              12.72
                              12.71
                              12.71
                              12.68
                              12.67
                              12.73
                              12.7
                              12.71
                              12.66
                              12.51
                              12.56
                              12.6
                              12.54
                              12.5
                              12.49
                              12.53
                              12.51
                              12.54
                              12.58
                              12.59
                              12.58
                              12.6
                              12.71
                              12.9
                              12.94
                              12.89
                              12.92
                              12.92
                              12.88
                              12.76
                              12.86
                              12.84
                              12.91
                              12.88
                              12.81
                              12.73
                              12.76
                              12.86
                              12.85
                              12.86
                              12.92
                              13.07
                              13.15
                              13.15
                              13.2
                              13.34
                              13.36
                              13.52
                              13.53
                              13.56
                              13.5
                              13.39
                              13.4
                              13.47
                              13.44
                              13.56
                              13.58
                              13.65
                              13.66
                              13.66
                              13.67
                              13.73
                              13.75
                              13.85
                              13.89
                              13.83
                              13.8
                              13.73
                              13.7
                              13.72
                              13.83
                              13.81
                              13.92
                              13.82
                              13.91
                              13.83
                              13.88
                              13.9
                              13.87
                              13.92
                              13.9
                              13.99
                              14
                              13.99
                              14.01
                              13.85
                              13.81
                              13.84
                              13.77
                              13.78
                              13.81
                              13.77
                              13.85
                              13.87
                              13.94
                              13.95
                              13.94
                              13.97
                              13.94
                              13.96
                              13.98
                              14.05
                              14.1
                              14.13
                              14.11
                              14.15
                              14.17
                              14.11
                              14.16
                              14.15
                              14.13
                              14.05
                              13.75
                              13.55
                              13.58
                              13.46
                              13.51
                              13.55
                              13.6
                              13.66
                              13.74
                              13.74
                              13.66
                              13.69
                              13.65
                              13.71
                              13.69
                              13.6
                              13.48
                              13.43
                              13.26
                              13.41
                              13.48
                              13.56
                              13.55
                              13.61
                              13.6
                              13.48
                              13.46
                              13.59
                              13.48
                              13.43
                              13.35
                              13.25
                              13.23
                              13.22
                              13.17
                              13.2
                              13.16
                              13.18
                              13.2
                              13.21
                              13.25
                              13.42
                              13.41
                              13.53
                              13.45
                              13.4
                              13.3
                              13.26
                              13.23
                              13.14
                              13.24
                              13.27
                              13.3
                              13.27
                              13.24
                              13.27
                              13.23
                              13.29
                              13.37
                              13.41
                              13.56
                              13.64
                              13.7
                              13.75
                              13.75
                              13.76
                              13.9
                              13.79
                              13.64
                              13.71
                              13.68
                              13.62
                              13.51
                              13.43
                              13.56
                              13.79
                              13.84
                              13.89
                              13.87
                              13.85
                              13.88
                              13.89
                              13.87
                              13.9
                              13.7
                              13.8
                              13.69
                              13.48
                              13.43
                              13.35
                              13.46
                              13.38
                              13.3
                              13.26
                              12.99
                              12.9
                              12.81
                              12.64
                              12.71
                              12.98
                              13.08
                              13.15
                              13.19
                              13.25
                              13.17
                              13.06
                              13.06
                              13.15
                              13.08
                              13.09
                              13.15
                              13.15
                              13.19
                              13.09
                              13.07
                              13.06
                              13.13
                              13.13
                              13.19
                              13.33
                              13.37
4/30/05                       13.37


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $13.37
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $14.34
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.76%
--------------------------------------------------------------------------------
Market Yield                                                               6.28%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.72%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $535,650
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     17.81
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.07
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 7/22/93)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -2.16%              2.28%
--------------------------------------------------------------------------------
1-Year                                                 12.04%              9.43%
--------------------------------------------------------------------------------
5-Year                                                 10.60%              9.00%
--------------------------------------------------------------------------------
10-Year                                                 8.67%              7.60%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 11.0%
--------------------------------------------------------------------------------
Texas                                                                      10.4%
--------------------------------------------------------------------------------
Colorado                                                                    9.4%
--------------------------------------------------------------------------------
Pennsylvania                                                                7.7%
--------------------------------------------------------------------------------
New York                                                                    7.2%
--------------------------------------------------------------------------------
Washington                                                                  5.6%
--------------------------------------------------------------------------------
Hawaii                                                                      5.3%
--------------------------------------------------------------------------------
Nevada                                                                      4.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.4%
--------------------------------------------------------------------------------
Illinois                                                                    4.2%
--------------------------------------------------------------------------------
Massachusetts                                                               2.6%
--------------------------------------------------------------------------------
North Dakota                                                                2.5%
--------------------------------------------------------------------------------
Oregon                                                                      2.4%
--------------------------------------------------------------------------------
Georgia                                                                     2.3%
--------------------------------------------------------------------------------
Utah                                                                        2.2%
--------------------------------------------------------------------------------
Other                                                                      18.2%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Utilities                                                                  19.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     17.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     11.8%
--------------------------------------------------------------------------------
Transportation                                                             10.7%
--------------------------------------------------------------------------------
Healthcare                                                                 10.1%
--------------------------------------------------------------------------------
Water and Sewer                                                             9.3%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             9.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           6.6%
--------------------------------------------------------------------------------
Other                                                                       4.8%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Insured Dividend Advantage Municipal Fund

NVG

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

--------------------------------------
Insured                            92%
--------------------------------------
AAA (Uninsured)                     6%                [PIE CHART]
--------------------------------------
AA (Uninsured)                      2%
--------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0775
Oct                           0.0775
Nov                           0.0775
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775
Mar                           0.0745
Apr                           0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.84
                              13.84
                              13.85
                              13.62
                              13.42
                              13.06
                              13.25
                              13.24
                              13.02
                              13.19
                              13.19
                              13.17
                              13.22
                              13.15
                              13.23
                              13.27
                              13.47
                              13.67
                              13.77
                              13.73
                              13.73
                              13.77
                              13.75
                              13.69
                              13.75
                              13.65
                              13.66
                              13.66
                              13.6
                              13.37
                              13.56
                              13.41
                              13.36
                              13.36
                              13.37
                              13.41
                              13.4
                              13.48
                              13.45
                              13.4
                              13.36
                              13.45
                              13.5
                              13.73
                              13.79
                              13.92
                              13.98
                              13.99
                              13.98
                              13.82
                              13.89
                              13.86
                              13.96
                              14.01
                              13.88
                              13.8
                              13.79
                              13.8
                              13.77
                              13.84
                              13.81
                              13.87
                              13.91
                              13.91
                              13.99
                              14.09
                              14.1
                              14.16
                              14.23
                              14.18
                              14.14
                              14.13
                              14.15
                              14.27
                              14.25
                              14.39
                              14.36
                              14.44
                              14.39
                              14.41
                              14.41
                              14.51
                              14.5
                              14.6
                              14.59
                              14.71
                              14.67
                              14.49
                              14.48
                              14.57
                              14.55
                              14.64
                              14.76
                              14.56
                              14.66
                              14.56
                              14.61
                              14.65
                              14.76
                              14.83
                              14.83
                              14.89
                              14.85
                              14.92
                              14.95
                              14.85
                              14.83
                              14.7
                              14.72
                              14.8
                              14.85
                              14.84
                              14.89
                              14.89
                              14.97
                              14.88
                              14.94
                              14.86
                              14.94
                              14.94
                              14.91
                              14.93
                              14.99
                              14.93
                              14.92
                              14.99
                              15
                              14.89
                              14.94
                              14.96
                              14.96
                              15.04
                              14.59
                              14.34
                              14.46
                              14.45
                              14.48
                              14.68
                              14.79
                              14.74
                              14.71
                              14.63
                              14.53
                              14.62
                              14.61
                              14.62
                              14.65
                              14.5
                              14.46
                              14.55
                              14.39
                              14.47
                              14.44
                              14.42
                              14.41
                              14.36
                              14.5
                              14.29
                              14.18
                              14.21
                              14.19
                              14.13
                              14.15
                              14.02
                              14.03
                              13.98
                              13.89
                              13.94
                              13.95
                              14.01
                              14.1
                              14.11
                              14.17
                              14.32
                              14.49
                              14.62
                              14.64
                              14.56
                              14.51
                              14.44
                              14.43
                              14.47
                              14.45
                              14.4
                              14.46
                              14.44
                              14.42
                              14.45
                              14.45
                              14.6
                              14.65
                              14.69
                              14.77
                              14.88
                              14.82
                              14.81
                              14.8
                              14.88
                              14.9
                              14.82
                              14.81
                              14.85
                              14.85
                              14.81
                              14.7
                              14.56
                              14.56
                              14.67
                              14.76
                              14.72
                              14.7
                              14.7
                              14.67
                              14.7
                              14.74
                              14.68
                              14.54
                              14.53
                              14.35
                              14.18
                              14.14
                              14.02
                              14.06
                              14
                              13.94
                              13.88
                              13.63
                              13.6
                              13.57
                              13.52
                              13.62
                              13.89
                              14
                              14.01
                              14.05
                              14.15
                              14.1
                              13.93
                              13.92
                              13.97
                              13.99
                              13.92
                              13.99
                              14.07
                              14.16
                              14.1
                              14.05
                              14.12
                              14.08
                              14.11
                              14.18
                              14.22
                              14.3
4/30/05                       14.3


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.30
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.63
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -8.51%
--------------------------------------------------------------------------------
Market Yield                                                               6.25%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.68%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $466,013
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     18.42
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.01
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -0.02%              2.79%
--------------------------------------------------------------------------------
1-Year                                                 12.09%             10.34%
--------------------------------------------------------------------------------
Since
Inception                                               5.30%              9.63%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      18.3%
--------------------------------------------------------------------------------
Indiana                                                                    11.4%
--------------------------------------------------------------------------------
Florida                                                                    10.9%
--------------------------------------------------------------------------------
Washington                                                                  9.4%
--------------------------------------------------------------------------------
Illinois                                                                    9.4%
--------------------------------------------------------------------------------
California                                                                  7.1%
--------------------------------------------------------------------------------
Tennessee                                                                   6.2%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.3%
--------------------------------------------------------------------------------
Alabama                                                                     2.9%
--------------------------------------------------------------------------------
Nevada                                                                      2.9%
--------------------------------------------------------------------------------
Other                                                                      18.2%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     22.9%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.6%
--------------------------------------------------------------------------------
Transportation                                                             16.3%
--------------------------------------------------------------------------------
Water and Sewer                                                            13.0%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           8.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             7.6%
--------------------------------------------------------------------------------
Utilities                                                                   6.1%
--------------------------------------------------------------------------------
Healthcare                                                                  5.9%
--------------------------------------------------------------------------------
Other                                                                       2.8%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1199 per share.

Nuveen Insured Tax-Free Advantage Municipal Fund

NEA

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

-------------------------------------------
Insured                                 89%
-------------------------------------------
AAA (Uninsured)                          4%
-------------------------------------------
AA (Uninsured)                           2%                [PIE CHART]
-------------------------------------------
A (Uninsured)                            4%
-------------------------------------------
BBB (Uninsured)                          1%
-------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                           0.0685
Apr                           0.0685


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.65
                              13.39
                              13.48
                              13.6
                              13.37
                              13.05
                              13.31
                              13.4
                              12.99
                              13.09
                              13.24
                              13.31
                              13.04
                              12.99
                              13.14
                              13.39
                              13.45
                              13.43
                              13.45
                              13.65
                              13.65
                              13.79
                              13.6
                              13.77
                              13.77
                              13.64
                              13.45
                              13.44
                              13.53
                              13.3
                              13.31
                              13.22
                              13.3
                              13.34
                              13.25
                              13.21
                              13.22
                              13.16
                              13.2
                              12.97
                              13.07
                              13.21
                              13.45
                              13.6
                              13.73
                              13.89
                              13.83
                              13.85
                              13.78
                              13.68
                              13.78
                              13.84
                              13.9
                              13.8
                              13.7
                              13.63
                              13.65
                              13.58
                              13.59
                              13.56
                              13.73
                              13.8
                              13.8
                              13.8
                              13.84
                              13.96
                              13.94
                              13.92
                              14.09
                              14.11
                              14.1
                              13.99
                              14.07
                              14.2
                              14.11
                              13.95
                              14.06
                              14.23
                              14.18
                              14.06
                              14.1
                              14.06
                              13.96
                              14.1
                              14.45
                              14.45
                              14.5
                              14.46
                              14.45
                              14.37
                              14.49
                              14.46
                              14.45
                              14.47
                              14.48
                              14.48
                              14.57
                              14.54
                              14.57
                              14.53
                              14.45
                              14.45
                              14.43
                              14.59
                              14.62
                              14.5
                              14.46
                              14.4
                              14.41
                              14.48
                              14.47
                              14.39
                              14.64
                              14.67
                              14.66
                              14.55
                              14.85
                              14.83
                              14.82
                              14.75
                              14.79
                              14.79
                              14.83
                              14.98
                              14.98
                              14.97
                              14.89
                              14.91
                              15
                              15
                              14.99
                              15
                              14.96
                              14.79
                              14.74
                              14.4
                              14.33
                              14.45
                              14.32
                              14.37
                              14.37
                              14.41
                              14.44
                              14.39
                              14.4
                              14.36
                              14.33
                              14.24
                              14.1
                              14.06
                              13.61
                              13.68
                              13.7
                              13.56
                              13.69
                              13.65
                              13.66
                              13.65
                              13.65
                              13.62
                              13.53
                              13.49
                              13.51
                              13.52
                              13.51
                              13.42
                              13.31
                              13.27
                              13.35
                              13.41
                              13.58
                              13.55
                              13.54
                              13.66
                              13.67
                              13.75
                              13.96
                              13.96
                              13.94
                              13.94
                              13.84
                              13.87
                              14.03
                              14.05
                              14.02
                              13.98
                              13.81
                              13.93
                              14.21
                              14.23
                              14.29
                              14.45
                              14.51
                              14.3
                              14.63
                              14.7
                              14.74
                              14.31
                              14.25
                              14.19
                              14.26
                              14.51
                              14.43
                              14.45
                              14.35
                              14.2
                              14.3
                              14.33
                              14.38
                              14.34
                              14.44
                              14.44
                              14.45
                              14.53
                              14.51
                              14.4
                              14.4
                              14.52
                              14.37
                              14.45
                              14.31
                              14.17
                              14.17
                              14.2
                              14.03
                              14
                              13.54
                              13.44
                              13.22
                              13.19
                              13.25
                              13.45
                              13.53
                              13.48
                              13.63
                              13.64
                              13.66
                              13.68
                              13.71
                              13.86
                              13.79
                              13.8
                              13.75
                              13.73
                              13.77
                              13.72
                              13.73
                              13.74
                              13.84
                              14.15
                              14.11
                              14.2
                              14.12
4/30/05                       14.12



Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.12
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $14.94
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -5.49%
--------------------------------------------------------------------------------
Market Yield                                                               5.82%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.08%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $276,632
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     21.68
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.26
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 11/21/02)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -2.31%              4.31%
--------------------------------------------------------------------------------
1-Year                                                 11.34%             10.61%
--------------------------------------------------------------------------------
Since
Inception                                               3.59%              7.97%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 19.1%
--------------------------------------------------------------------------------
Texas                                                                       8.6%
--------------------------------------------------------------------------------
Michigan                                                                    7.7%
--------------------------------------------------------------------------------
New York                                                                    6.2%
--------------------------------------------------------------------------------
Washington                                                                  6.1%
--------------------------------------------------------------------------------
Indiana                                                                     5.8%
--------------------------------------------------------------------------------
Pennsylvania                                                                5.7%
--------------------------------------------------------------------------------
Alabama                                                                     5.5%
--------------------------------------------------------------------------------
South Carolina                                                              4.9%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.4%
--------------------------------------------------------------------------------
Massachusetts                                                               3.4%
--------------------------------------------------------------------------------
Oregon                                                                      2.6%
--------------------------------------------------------------------------------
Other                                                                      20.0%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     28.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     25.7%
--------------------------------------------------------------------------------
Healthcare                                                                 14.3%
--------------------------------------------------------------------------------
Utilities                                                                   9.5%
--------------------------------------------------------------------------------
Transportation                                                              7.6%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             4.9%
--------------------------------------------------------------------------------
Other                                                                       2.9%
--------------------------------------------------------------------------------

(1) Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0097 per share.

Nuveen Insured Quality Municipal Fund, Inc. (NQI)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              Alabama - 0.2% (0.1% of Total Investments)

$      1,135  Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage       1/13 at 100.00        AAA  $   1,241,996
                Revenue Bonds, Series 2002B, 5.250%, 1/01/20 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Arizona - 2.1% (1.4% of Total Investments)

       2,730  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/14 at 100.00        AAA      3,004,884
                Obligation Bonds, Series 2004A, 5.000%, 7/01/15 - FSA Insured
       9,200  Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport        7/12 at 100.00        AAA      9,595,416
                Revenue Bonds, Series 2002B, 5.250%, 7/01/32 (Alternative Minimum Tax)
                - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 1.1% (0.7% of Total Investments)

       3,410  Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed           7/05 at 102.00        AAA      3,483,690
                Securities Program Single Family Mortgage Bonds, Series 1995B, 6.700%,
                7/01/27 (Alternative Minimum Tax)
       3,000  University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences      11/14 at 100.00        Aaa      3,202,260
                Campus, Series 2004B, 5.000%, 11/01/24 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              California - 25.0% (16.5% of Total Investments)

       7,885  Alameda County, California, Certificates of Participation, Alameda County   9/06 at 102.00        AAA      8,350,609
                Public Facilities Corporation, Series 1991, 6.000%, 9/01/21
                (Pre-refunded to 9/01/06) - MBIA Insured
              California Educational Facilities Authority, Revenue Bonds, Occidental
              College, Series 2005A:
       1,275    5.250%, 10/01/23 - MBIA Insured                                          10/15 at 100.00        Aaa      1,402,283
       1,415    5.000%, 10/01/25 - MBIA Insured                                          10/15 at 100.00        Aaa      1,511,560
      13,175  California Pollution Control Financing Authority, Revenue Refunding         9/09 at 101.00        AAA     14,203,045
                Bonds, Southern California Edison Company, Series 1999A, 5.450%,
                9/01/29 - MBIA Insured (a)
       8,000  California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 -      10/12 at 100.00        AAA      8,320,400
                MBIA Insured
      20,500  California, General Obligation Refunding Bonds, Series 2002, 5.000%,        4/12 at 100.00        AAA     21,344,395
                4/01/27 - AMBAC Insured
       3,750  California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 -        4/14 at 100.00        AAA      3,927,113
                AMBAC Insured
              California Department of Water Resources, Water System Revenue Bonds,
              Central Valley Project, Series 2005AC:
       3,000    5.000%, 12/01/24 - MBIA Insured                                          12/14 at 100.00        AAA      3,206,040
       4,000    5.000%, 12/01/26 - MBIA Insured                                          12/14 at 100.00        AAA      4,245,440
       5,500  California Statewide Community Development Authority, Certificates of       7/05 at 101.00        AAA      5,625,785
                Participation, Salk Institute for Biological Studies, Series 1994,
                6.200%, 7/01/24 - CONNIE LEE/AMBAC Insured
       2,340  Cerritos Public Financing Authority, California, Tax Allocation Revenue    11/17 at 102.00        AAA      2,535,179
                Bonds, Los Cerritos Redevelopment Projects, Series 2002A, 5.000%,
                11/01/24 - AMBAC Insured
              Foothill/Eastern Transportation Corridor Agency, California, Toll Road
              Revenue Refunding Bonds, Series 1999:
      22,985    0.000%, 1/15/24 - MBIA Insured                                             1/10 at 44.52        AAA      8,071,413
      22,000    0.000%, 1/15/31 - MBIA Insured                                             1/10 at 29.11        AAA      4,974,640
      50,000    0.000%, 1/15/37 - MBIA Insured                                             1/10 at 20.19        AAA      7,816,000
       5,000  Garden Grove, California, Certificates of Participation, Financing          3/12 at 101.00        AAA      5,258,900
                Project, Series 2002A, 5.125%, 3/01/32 - AMBAC Insured
       5,000  Inland Empire Solid Waste Financing Authority, California, Revenue Bonds,   8/06 at 102.00        AAA      5,284,700
                Landfill Improvement Financing Project, Series 1996B, 6.000%, 8/01/16
                (Alternative Minimum Tax) (Pre-refunded to 8/01/06) - FSA Insured
       5,468  Moreno Valley Public Finance Authority, California, GNMA Collateralized     1/12 at 105.00        Aaa      6,081,838
                Assisted Living Housing Revenue Bonds, CDC Assisted Living Project,
                Series 2000A, 7.500%, 1/20/42

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              California (continued)

$      6,060  Ontario Redevelopment Financing Authority, San Bernardino County,           8/05 at 100.00        AAA  $   6,258,162
                California, Revenue Bonds, Redevelopment Project 1, Series 1993,
                5.850%, 8/01/22 - MBIA Insured
       3,615  Pasadena Unified School District, Los Angeles County, California, General   5/13 at 100.00        AAA      3,859,013
                Obligation Bonds, Series 2003D, 5.000%, 5/01/24 - MBIA Insured
       2,590  Riverside County Public Financing Authority, California, Tax Allocation    10/14 at 100.00        AAA      2,715,848
                Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/25 - XLCA Insured
       2,000  San Diego Redevelopment Agency, California, Subordinate Lien Tax            9/14 at 100.00        AAA      2,120,060
                Allocation Bonds, Centre City Project, Series 2004A, 5.000%, 9/01/21 -
                XLCA Insured
              San Francisco Airports Commission, California, Revenue Refunding Bonds,
              San Francisco International Airport, Second Series 2001, Issue 27A:
       7,200    5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured                  5/11 at 100.00        AAA      7,489,440
      12,690    5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured                  5/11 at 100.00        AAA     13,142,145
       1,000  Sierra Joint Community College District, Tahoe Truckee, California,         8/14 at 100.00        AAA      1,054,090
                General Obligation Bonds, School Facilities Improvement District 1,
                Series 2005A, 5.000%, 8/01/27 - FGIC Insured
       1,575  Sierra Joint Community College District, Western Nevada, California,        8/14 at 100.00        AAA      1,662,665
                General Obligation Bonds, School Facilities Improvement District 2,
                Series 2005A, 5.000%, 8/01/27 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 2.2% (1.5% of Total Investments)

       5,630  Arapahoe County Capital Improvement Trust Fund, Colorado, Vehicle           8/05 at 103.00        AAA      5,865,334
                Registration Fee Revenue Bonds, Highway E-470, Series 1986A, 6.150%,
                8/31/26 (Pre-refunded to 8/31/05) - MBIA Insured
       3,750  Denver City and County, Colorado, Airport System Revenue Bonds, Series     11/06 at 101.00        AAA      3,905,063
                1996D, 5.500%, 11/15/25 - MBIA Insured
       1,250  Jefferson County School District R1, Colorado, General Obligation Bonds,   12/14 at 100.00        AAA      1,337,150
                Series 2004, 5.000%, 12/15/24 - FSA Insured
       1,000  University of Colorado, Enterprise System Revenue Bonds, Series 2005,       6/15 at 100.00        AAA      1,056,350
                5.000%, 6/01/30 - FGIC Insured
       1,200  Widefield Water and Sanitation District, El Paso County, Colorado, Water   12/14 at 100.00        AAA      1,277,136
                and Sewerage Revenue Refunding and Improvement Bonds, Series 2004,
                5.000%, 12/01/25 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.4% (0.2% of Total Investments)

       2,000  Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/22 -    12/14 at 100.00        Aaa      2,155,440
                MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 1.4% (0.9% of Total Investments)

       8,000  Washington Convention Center Authority, District of Columbia, Senior Lien  10/08 at 101.00        AAA      8,452,000
                Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 - AMBAC
                Insured
----------------------------------------------------------------------------------------------------------------------------------
              Florida - 10.2% (6.7% of Total Investments)

       1,000  Florida State Board of Education, Full Faith and Credit Public Education    6/12 at 101.00        AAA      1,053,440
                Capital Outlay Bonds, Series 2002F, 5.000%, 6/01/25 - MBIA Insured
       3,250  Florida State Board of Education, Full Faith and Credit Public Education    6/13 at 101.00        AAA      3,476,330
                Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 - AMBAC Insured
       2,180  Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.250%,          No Opt. Call        AAA      2,434,362
                5/01/13 - MBIA Insured
      20,000  Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%,          10/10 at 101.00        AAA     21,887,400
                10/01/25 (Alternative Minimum Tax) - FSA Insured
       4,115  Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing   7/11 at 100.00        AAA      4,324,536
                Revenue Bonds, Monterey Pointe Apartments, Series 2001-2A, 5.850%,
                7/01/37 (Alternative Minimum Tax) - FSA Insured
       7,000  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International    10/12 at 100.00        AAA      7,376,740
                Airport, Series 2002, 5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC
                Insured
       3,900  Orange County School Board, Florida, Certificates of Participation,         8/14 at 100.00        Aaa      4,095,741
                Series 2004A, 5.000%, 8/01/29 - AMBAC Insured
       3,780  Palm Beach County School Board, Florida, Certificates of Participation,     8/13 at 100.00        AAA      4,098,616
                Series 2003A, 5.000%, 8/01/16 - AMBAC Insured
       7,435  Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003,      10/13 at 100.00        AAA      7,796,564
                5.000%, 10/01/27 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$      4,070  Volusia County School Board, Florida, Certificates of Participation,        8/15 at 100.00        Aaa  $   4,326,573
                Series 2005B, 5.000%, 8/01/23 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.2% (0.0% of Total Investments)

       1,000  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,         11/14 at 100.00        AAA      1,067,580
                5.000%, 11/01/22 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 6.1% (4.0% of Total Investments)

       1,620  Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%,      7/13 at 100.00        AAA      1,739,961
                7/15/21 - FSA Insured
              Hawaii Department of Transportation, Airport System Revenue Refunding
              Bonds, Series 2000B:
       8,785    6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured                  7/10 at 101.00        AAA     10,005,500
       7,000    6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured                  7/10 at 101.00        AAA      7,768,950
      16,180  Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds,     5/06 at 101.00        AAA     16,830,436
                Hawaiian Electric Company Inc., Series 1996A, 6.200%, 5/01/26
                (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 17.5% (11.5% of Total Investments)

      10,000  Chicago, Illinois, General Obligation Bonds, Series 1995, 6.125%, 1/01/16   7/05 at 102.00        AAA     10,260,900
                (Pre-refunded to 7/01/05) - AMBAC Insured
       9,500  Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds,     1/10 at 101.00        AAA     10,152,935
                O'Hare International Airport, Series 1999, 5.500%, 1/01/15 (Alternative
                Minimum Tax) - AMBAC Insured
       7,165  Illinois Development Finance Authority, Revenue Bonds, Bradley              8/09 at 101.00        AAA      7,930,795
                University, Series 1999, 5.500%, 8/01/29 (Pre-refunded to 8/01/09) -
                AMBAC Insured
      25,000  Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System,    2/10 at 101.00        AAA     27,449,750
                Series 2000, 5.875%, 2/15/30 - AMBAC Insured
      15,785  Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002,    4/12 at 100.00        AAA     16,939,673
                5.250%, 4/01/27 - FSA Insured
      13,275  Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,    5/11 at 100.00        AAA     14,116,635
                5.250%, 5/01/26 - FSA Insured
      18,000  Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,          No Opt. Call        AAA      7,000,200
                McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/24 -
                MBIA Insured
      10,000  University of Illinois, Certificates of Participation, Utility              8/11 at 100.00        AAA     11,105,700
                Infrastructure Projects, Series 2001B, 5.250%, 8/15/21 (Pre-refunded to
                8/15/11) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 1.9% (1.3% of Total Investments)

       1,610  Hammond Multi-School Building Corporation, Lake County, Indiana, First      7/13 at 100.00        AAA      1,714,908
                Mortgage Revenue Bonds, Series 2003B, 5.000%, 7/15/19 - FGIC Insured
       7,790  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series       No Opt. Call        AAA      9,763,752
                1990A, 7.250%, 6/01/15 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.5% (0.4% of Total Investments)

       3,000  Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003,    10/13 at 100.00        AAA      3,235,110
                5.000%, 10/01/21 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 4.4% (2.9% of Total Investments)

              Kentucky Economic Development Finance Authority, Health System Revenue
              Bonds, Norton Healthcare Inc., Series 2000C:
       6,345    0.000%, 10/01/27 - MBIA Insured                                          10/13 at 101.00        AAA      6,870,493
      18,185    0.000%, 10/01/28 - MBIA Insured                                          10/13 at 101.00        AAA     19,645,619
----------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 3.0% (1.9% of Total Investments)

      13,170  New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995,   10/05 at 101.00        AAA     13,487,924
                6.200%, 10/01/21 - AMBAC Insured
       4,045  Orleans Levee District, Louisiana, Levee District General Obligation       12/05 at 103.00        AAA      4,237,340
                Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              Maine - 1.5% (1.0% of Total Investments)

$      8,000  Maine Health and Higher Educational Facilities Authority, Revenue Bonds,    7/09 at 101.00        AAA  $   8,819,200
                Series 1999B, 6.000%, 7/01/29 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.4% (0.9% of Total Investments)

       7,535  Maryland Transportation Authority, Airport Parking Revenue Bonds,           3/12 at 101.00        AAA      8,175,324
                Baltimore-Washington International Airport Passenger Facility, Series
                2002B, 5.500%, 3/01/18 (Alternative Minimum Tax) - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.9% (1.3% of Total Investments)

       5,000  Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue        7/12 at 100.00        AAA      5,516,850
                Refunding Bonds, Series 2002A, 5.000%, 7/01/27 (Pre-refunded to
                7/01/12) - FGIC Insured
              Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series
              2004:
       1,250    5.250%, 1/01/21 - FGIC Insured                                            1/14 at 100.00        AAA      1,364,913
       1,000    5.250%, 1/01/22 - FGIC Insured                                            1/14 at 100.00        AAA      1,088,110
       1,195    5.250%, 1/01/23 - FGIC Insured                                            1/14 at 100.00        AAA      1,299,371
       2,000    5.250%, 1/01/24 - FGIC Insured                                            1/14 at 100.00        AAA      2,170,120
----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 0.8% (0.6% of Total Investments)

       4,750  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/09 at 102.00        AAA      5,037,708
                Control Revenue Refunding Bonds, Detroit Edison Company, Series 1999A,
                5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.0% (0.0% of Total Investments)

         127  St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program Single  10/05 at 100.00        Aaa        127,081
                Family Residential Mortgage Revenue Bonds, Series 1991A, 7.250%,
                4/20/23
----------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 1.5% (1.0% of Total Investments)

       2,545  Harrison County Wastewater Management District, Mississippi, Wastewater       No Opt. Call        AAA      3,384,163
                Treatment Facilities Revenue Refunding Bonds, Series 1991A, 8.500%,
                2/01/13 - FGIC Insured
       2,715  Harrison County Wastewater Management District, Mississippi, Wastewater       No Opt. Call        AAA      3,522,930
                Treatment Facilities Revenue Refunding Bonds, Series 1991B, 7.750%,
                2/01/14 - FGIC Insured
       2,115  Mississippi Home Corporation, GNMA Collateralized Single Family Mortgage    6/06 at 105.00        Aaa      2,175,574
                Revenue Bonds, Series 1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
              Missouri - 0.3% (0.2% of Total Investments)

       1,500  Camdenton Reorganized School District R3, Camden County, Missouri,            No Opt. Call        AAA      1,644,150
                General Obligation Bonds, Series 2005, 5.250%, 3/01/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 7.0% (4.6% of Total Investments)

      33,700  Director of Nevada State Department of Business and Industry, Revenue       1/10 at 100.00        AAA     35,728,740
                Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.375%,
                1/01/40 - AMBAC Insured
       5,720  Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno            6/12 at 100.00        AAA      5,974,597
                Transportation Rail Access Corridor Project, Series 2002, 5.125%,
                6/01/32 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.1% (0.7% of Total Investments)

              New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle
              Surcharge, Series 2004A:
       1,700    5.000%, 7/01/22 - MBIA Insured                                            7/14 at 100.00        AAA      1,819,255
       1,700    5.000%, 7/01/23 - MBIA Insured                                            7/14 at 100.00        AAA      1,813,883
       2,500  New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,         7/13 at 100.00        AAA      2,691,100
                1/01/19 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.8% (0.6% of Total Investments)

              New Mexico Finance Authority, Public Project Revolving Fund Revenue
              Bonds, Series 2004C:
       1,420    5.000%, 6/01/22 - AMBAC Insured                                           6/14 at 100.00        AAA      1,516,773
       3,290    5.000%, 6/01/23 - AMBAC Insured                                           6/14 at 100.00        AAA      3,508,028
----------------------------------------------------------------------------------------------------------------------------------
              New York - 13.8% (9.1% of Total Investments)

       8,000  Metropolitan Transportation Authority, New York, State Service Contract     7/12 at 100.00        AAA      8,437,920
                Refunding Bonds, Series 2002A, 5.000%, 7/01/25 - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              New York (continued)

$      9,335  New York City Municipal Water Finance Authority, New York, Water and        6/05 at 101.00        AAA  $   9,469,797
                Sewerage System Revenue Bonds, Fiscal Series 1996A, 6.000%, 6/15/25
                (Pre-refunded to 6/15/05) - MBIA Insured
      11,760  Dormitory Authority of the State of New York, Lease Revenue Bonds, Court    5/10 at 101.00        AAA     13,037,842
                Facilities, Series 1999, 5.750%, 5/15/30 - AMBAC Insured
       3,000  Dormitory Authority of the State of New York, Revenue Bonds, Mental         2/15 at 100.00        AAA      3,202,080
                Health Services Facilities Improvements, Series 2005D, 5.000%, 2/15/23
                - FGIC Insured
       7,000  New York State Energy Research and Development Authority, Facilities        7/05 at 102.00         A1      7,172,690
                Revenue Refunding Bonds, Consolidated Edison Company Inc., Series
                1995A, 6.100%, 8/15/20
      10,875  New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds,    5/06 at 102.00        AAA     11,428,755
                Housing Project, Series 1996A, 6.125%, 11/01/20 - FSA Insured
       4,200  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series   10/09 at 100.00        AAA      4,367,916
                82, 5.550%, 10/01/19 (Alternative Minimum Tax) - MBIA Insured
      15,000  Dormitory Authority of the State of New York, Revenue Bonds, School        10/12 at 100.00        AAA     16,836,150
                Districts Financing Program, Series 2002D, 5.500%, 10/01/17 - MBIA
                Insured
              New York City Sales Tax Asset Receivable Corporation, New York, Dedicated
              Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
       1,630    5.000%, 10/15/24 - MBIA Insured                                          10/14 at 100.00        AAA      1,743,399
       1,675    5.000%, 10/15/25 - MBIA Insured                                          10/14 at 100.00        AAA      1,790,173
       5,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Lien         11/13 at 100.00        AAA      5,238,850
                General Purpose Revenue Bonds, Series 2003A, 5.000%, 11/15/32 - FGIC
                Insured
----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.3% (0.2% of Total Investments)

       1,720  Union County, North Carolina, Certificates of Participation, Series 2003,   6/13 at 101.00        AAA      1,875,213
                5.000%, 6/01/16 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.2% (1.4% of Total Investments)

       7,000  Cleveland State University, Ohio, General Receipts Bonds, Series 2004,      6/14 at 100.00        AAA      7,692,370
                5.250%, 6/01/19 - FGIC Insured
       5,000  Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare   9/09 at 102.00        AAA      5,432,200
                Partners, Series 1999A, 5.500%, 9/01/29 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 2.8% (1.9% of Total Investments)

       7,000  Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds,            1/08 at 101.00        AAA      7,322,140
                Pittsburgh International Airport, Series 1997A, 5.250%, 1/01/16
                (Alternative Minimum Tax) - MBIA Insured
       7,250  Lehigh County Industrial Development Authority, Pennsylvania, Pollution     8/05 at 102.00        AAA      7,450,608
                Control Revenue Refunding Bonds, Pennsylvania Power and Light Company
                Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured
       2,000  Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds,  12/15 at 100.00        AAA      2,132,380
                Series 2005B, 5.000%, 12/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 1.4% (0.9% of Total Investments)

       5,000  Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority,     No Opt. Call        AAA      5,804,750
                Series 2003AA, 5.500%, 7/01/16 - FGIC Insured
       2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,   7/15 at 100.00        AAA      2,714,725
                5.000%, 7/01/22 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.5% (0.4% of Total Investments)

       3,000  Charleston County School District, South Carolina, General Obligation       2/14 at 100.00        AAA      3,209,280
                Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.9% (0.6% of Total Investments)

              Knox County Health, Educational and Housing Facilities Board, Tennessee,
              Hospital Revenue Refunding Bonds, Covenant Health, Series 2002A:
       7,500    0.000%, 1/01/24 - FSA Insured                                              1/13 at 52.75        AAA      2,680,650
       5,000    0.000%, 1/01/25 - FSA Insured                                              1/13 at 49.71        AAA      1,679,300
       2,750    0.000%, 1/01/26 - FSA Insured                                              1/13 at 46.78        AAA        865,975

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              Texas - 22.4% (14.8% of Total Investments)

$      8,000  Abilene Health Facilities Development Corporation, Texas, Hospital          9/05 at 102.00        AAA  $   8,242,560
                Revenue Refunding and Improvement Bonds, Hendrick Medical Center
                Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured
       5,275  Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series     11/07 at 100.00        AAA      5,495,970
                1997, 5.125%, 11/15/20 - FSA Insured
       3,135  Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%,   7/14 at 100.00        AAA      3,419,627
                7/15/20 - FSA Insured
       3,000  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding     11/11 at 100.00        AAA      3,326,730
                and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 (Alternative
                Minimum Tax) - FGIC Insured
       3,735  Grand Prairie Independent School District, Dallas County, Texas, General    2/13 at 100.00        AAA      3,904,532
                Obligation Bonds, Series 2003, 5.125%, 2/15/31 - FSA Insured
              Harris County Hospital District, Texas, Revenue Refunding Bonds, Series
              1990:
       1,165    7.400%, 2/15/10 - AMBAC Insured                                             No Opt. Call        AAA      1,263,571
       2,235    7.400%, 2/15/10 - AMBAC Insured                                             No Opt. Call        AAA      2,493,165
       4,500  Houston, Texas, General Obligation Public Improvement Bonds, Series         3/11 at 100.00        AAA      4,753,620
                2001A, 5.000%, 3/01/22 - FSA Insured
       4,685  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series       7/10 at 100.00        AAA      5,011,263
                2000A, 5.500%, 7/01/19 (Alternative Minimum Tax) - FSA Insured
       5,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series    5/14 at 100.00        AAA      5,384,950
                2004A, 5.250%, 5/15/24 - FGIC Insured
      17,000  Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding       No Opt. Call        AAA     20,509,310
                Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured
      19,200  Jefferson County Health Facilities Development Corporation, Texas,          8/11 at 100.00        AAA     20,339,520
                FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of Southeast
                Texas, Series 2001, 5.400%, 8/15/31 - AMBAC Insured
       6,000  Laredo Community College District, Texas, Limited Tax General Obligation    8/10 at 100.00        AAA      6,443,040
                Bonds, Series 2001, 5.375%, 8/01/31 - AMBAC Insured
       2,000  Laredo Independent School District Public Facilities Corporation, Texas,    8/11 at 100.00        AAA      2,074,160
                Lease Revenue Bonds, Series 2004A, 5.000%, 8/01/24 - AMBAC Insured
      22,045  North Central Texas Health Facilities Development Corporation, Revenue      8/12 at 101.00        AAA     23,393,713
                Bonds, Children's Medical Center of Dallas, Series 2002, 5.250%,
                8/15/32 - AMBAC Insured
      17,429  Tarrant County Housing Finance Corporation, Texas, GNMA Collateralized      3/12 at 105.00        Aaa     18,889,899
                Mortgage Loan Multifamily Housing Revenue Bonds, Bardin Green
                Apartments Project, Series 2001, 6.600%, 9/20/42
----------------------------------------------------------------------------------------------------------------------------------
              Utah - 0.6% (0.4% of Total Investments)

       3,215  Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC Hospitals       5/05 at 100.00        AAA      3,371,892
                Inc., Series 1988A, 8.000%, 5/15/07
----------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.5% (0.3% of Total Investments)

       2,575  Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds,     6/15 at 100.00        AAA      2,763,722
                Series 2005, 5.000%, 6/01/24 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Washington - 11.2% (7.3% of Total Investments)

      10,730  Chelan County Public Utility District 1, Washington, Hydro Consolidated     7/11 at 101.00        AAA     11,557,068
                System Revenue Refunding Bonds, Series 2001C, 5.650%, 7/01/32
                (Alternative Minimum Tax) - MBIA Insured
       4,655  Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan    9/11 at 102.00        AAA      5,116,357
                Low Income Housing Assistance Revenue Bonds, RHF/Esperanza Apartments
                Project, Series 2000A, 6.125%, 3/20/42 (Alternative Minimum Tax)
      15,025  Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan   11/11 at 105.00        AAA     17,060,287
                Low Income Housing Assistance Revenue Bonds, Park Place Project, Series
                2000A, 7.000%, 5/20/42
       5,000  Seattle, Washington, Municipal Light and Power Revenue Bonds, Series       12/10 at 100.00        AAA      5,393,150
                2000, 5.250%, 12/01/21 - FSA Insured
       1,600  Vancouver, Washington, Water and Sewerage Revenue Bonds, Series 2004,         No Opt. Call        AAA      1,787,664
                5.250%, 6/01/14 - FGIC Insured
      10,000  Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%,     1/12 at 100.00        AAA     10,685,700
                1/01/19 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                    Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$      2,500  Washington State Healthcare Facilities Authority, Revenue Bonds,           12/09 at 101.00        AAA  $   2,707,070
                Providence Services, Series 1999, 5.375%, 12/01/19 - MBIA Insured
      11,750  Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear     7/08 at 102.00        AAA     12,562,983
                Project 1, Series 1998A, 5.125%, 7/01/17 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 2.3% (1.5% of Total Investments)

      12,845  West Virginia Water Development Authority, Infrastructure Revenue Bonds,   10/10 at 100.00        AAA     13,971,121
                Infrastructure and Jobs Development Council Program, Series 2000A,
                5.500%, 10/01/39 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 0.4% (0.3% of Total Investments)

       2,180  Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%,     11/14 at 100.00        Aaa      2,302,385
                11/01/26 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
$    943,949  Total Long-Term Investments (cost $851,544,150) - 151.8%                                                 910,420,007
============----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.2%                                                                       7,222,885
              --------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (53.0)%                                                        (318,000,000)
              --------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $ 599,642,892
              ====================================================================================================================

                  All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Alabama - 14.5% (9.5% of Total Investments)

$      3,815  Alabama Housing Finance Authority, GNMA Collateralized Multifamily          7/05 at 103.00        Aaa  $    3,941,505
                Housing Revenue Refunding Bonds, Royal Hills Apartments, Series 1995F,
                6.500%, 7/20/30
      11,000  Birmingham Special Care Facilities Financing Authority, Alabama, Revenue    5/05 at 102.00        AAA      11,244,420
                Bonds, Baptist Health System Inc., Series 1995B, 5.875%, 11/15/20 -
                MBIA Insured
              Birmingham Special Care Facilities Financing Authority, Alabama, Revenue
              Bonds, Baptist Health System Inc., Series 1996A:
       7,465    5.875%, 11/15/19 - MBIA Insured                                          11/06 at 102.00        AAA       7,914,393
       1,750    5.875%, 11/15/26 - MBIA Insured                                          11/06 at 102.00        AAA       1,853,705
      11,175  Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation         2/11 at 100.00        AAA      12,009,996
                Warrants, Series 2001, 5.250%, 2/15/22 - MBIA Insured
              Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series
              1997A:
      25,825    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured                  2/07 at 100.00        AAA      26,913,782
      10,195    5.375%, 2/01/27 - FGIC Insured                                            2/07 at 100.00        AAA      10,535,819
              Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,
              Series 1999A:
      10,815    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured                  2/09 at 101.00        AAA      11,658,786
       9,790    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured                  2/09 at 101.00        AAA      10,575,648
       3,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured                  2/09 at 101.00        AAA       3,280,440
      29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured                  2/09 at 101.00        AAA      33,046,062
      18,760  Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants,      2/11 at 101.00        AAA      20,599,606
                Series 2001A, 5.000%, 2/01/41 (Pre-refunded to 2/01/11) - FGIC Insured
              Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,
              Series 2002B:
       2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured                  8/12 at 100.00        AAA       2,770,350
       2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured                  8/12 at 100.00        AAA       2,780,525
              Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,
              Series 2002D:
         425    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured                  8/12 at 100.00        AAA         467,572
      14,800    5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured                  8/12 at 100.00        AAA      16,342,604
       5,240  Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series         2/11 at 101.00        AAA       5,771,284
                2003B, 5.000%, 2/01/41 (Pre-refunded to 2/01/11) - FGIC Insured
       6,000  University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A,     7/14 at 100.00        AAA       6,319,860
                5.000%, 7/01/29 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Alaska - 2.4% (1.5% of Total Investments)

      11,245  Alaska Housing Finance Corporation, General Mortgage Revenue Bonds,         6/09 at 100.00        AAA      11,699,298
                Series 1999A, 6.050%, 6/01/39 - MBIA Insured
      11,460  Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series     12/05 at 102.00        AAA      11,856,172
                1995A, 5.875%, 12/01/30 - MBIA Insured
         390  Alaska Housing Finance Corporation, Collateralized Veterans Mortgage        6/05 at 100.00        AAA         408,611
                Program Bonds, First Series 1999A-2, 6.250%, 6/01/39 (Alternative
                Minimum Tax) (Pre-refunded to 6/01/05)
       3,190  Alaska Housing Finance Corporation, Collateralized Veterans Mortgage       12/09 at 100.00        AAA       3,357,156
                Program Bonds, First Series 1999A-1, 6.150%, 6/01/39
       3,000  Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series         7/08 at 100.00        AAA       3,120,480
                1998A, 5.250%, 7/01/14 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.0% (0.7% of Total Investments)

              Arizona State University, Certificates of Participation, Resh
                Infrastructure Projects, Series 2005A:
       2,000    5.000%, 9/01/25 - AMBAC Insured                                           3/15 at 100.00        AAA       2,122,460
       2,000    5.000%, 9/01/27 - AMBAC Insured                                           3/15 at 100.00        AAA       2,113,700
       1,000  Arizona State University, System Revenue Bonds, Series 2005, 5.000%,        7/15 at 100.00        AAA       1,060,090
                7/01/27 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$      1,000  Maricopa County Union High School District 210, Phoenix, Arizona, General   7/14 at 100.00        AAA  $    1,072,520
                Obligation Bonds, Series 2004A, 5.000%, 7/01/22 - FSA Insured
       1,150  Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater      7/14 at 100.00        AAA       1,213,986
                System Revenue Bonds, Series 2004, 5.000%, 7/01/27 - MBIA Insured
       5,695  Pima County Industrial Development Authority, Arizona, Lease Obligation     7/05 at 101.50        AAA       5,961,526
                Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A,
                7.250%, 7/15/10 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              California - 28.5% (18.8% of Total Investments)

              California Rural Home Mortgage Finance Authority, GNMA Mortgage-Backed
              Securities Program Single Family Mortgage Revenue Bonds, Series 1996A:
          70    7.550%, 11/01/26 (Alternative Minimum Tax)                                  No Opt. Call        AAA          71,493
          60    7.750%, 5/01/27 (Alternative Minimum Tax)                                   No Opt. Call        AAA          61,330
       4,500  California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 -      10/08 at 101.00        AAA       4,785,615
                FGIC Insured
      10,000  California Department of Veterans Affairs, Home Purchase Revenue Bonds,     6/12 at 101.00        AAA      10,653,500
                Series 2002A, 5.300%, 12/01/21 - AMBAC Insured
              California Department of Water Resources, Water System Revenue Bonds,
              Central Valley Project, Series 2005AC:
       3,700    5.000%, 12/01/24 - MBIA Insured                                          12/14 at 100.00        AAA       3,954,116
       2,820    5.000%, 12/01/27 - MBIA Insured                                          12/14 at 100.00        AAA       2,986,183
              California Department of Water Resources, Power Supply Revenue Bonds,
              Series 2002A:
      30,000    5.375%, 5/01/17 - XLCA Insured                                            5/12 at 101.00        AAA      33,298,500
      35,000    5.375%, 5/01/18 - AMBAC Insured                                           5/12 at 101.00        AAA      38,893,750
      20,000  Cucamonga County Water District, San Bernardino County, California,         9/11 at 101.00        AAA      20,931,800
                Certificates of Participation, Water Shares Purchase, Series 2000,
                5.125%, 9/01/35 - FGIC Insured
       5,000  Long Beach Bond Financing Authority, California, Lease Revenue Refunding   11/11 at 101.00        AAA       5,313,500
                Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%,
                11/01/30 - AMBAC Insured
       7,670  Los Angeles Community College District, Los Angeles County, California,     8/15 at 100.00        AAA       8,226,152
                General Obligation Bonds, Series 2005A, 5.000%, 8/01/24 - FSA Insured
      20,000  Los Angeles Unified School District, California, General Obligation         7/13 at 100.00        AAA      21,550,600
                Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured
       9,000  Orange County, California, Refunding Recovery Bonds, Series 1995A,          6/05 at 102.00        AAA       9,203,400
                5.750%, 6/01/15 - MBIA Insured
      12,500  Orange County, California, Recovery Certificates of Participation, Series   7/06 at 102.00        AAA      13,162,125
                1996A, 6.000%, 7/01/26 - MBIA Insured
       6,205  Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%,          11/12 at 100.00        AAA       6,446,809
                11/01/22 (Alternative Minimum Tax) - FGIC Insured
              Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay
              Redevelopment Project, Series 2001:
      15,000    5.200%, 6/15/30 - AMBAC Insured                                          12/11 at 101.00        AAA      15,868,200
       5,000    5.125%, 6/15/33 - AMBAC Insured                                          12/11 at 101.00        AAA       5,240,750
       6,000  Redlands Unified School District, San Bernardino County, California,        7/13 at 100.00        AAA       6,322,440
                General Obligation Bonds, Series 2003, 5.000%, 7/01/26 - FSA Insured
      19,300  Sacramento Power Authority, California, Revenue Bonds, Power Authority      7/06 at 102.00        AAA      20,383,695
                Cogeneration Project, Series 1995, 5.875%, 7/01/15 (Pre-refunded to
                7/01/06) - MBIA Insured
       6,500  Salinas, California, GNMA Collateralized Housing Facility Revenue           7/05 at 101.00        AAA       6,634,160
                Refunding Bonds, Villa Serra Project, Series 1994A, 6.600%, 7/20/30
      10,000  San Francisco Airports Commission, California, Revenue Bonds, San           5/06 at 101.00        AAA      10,297,000
                Francisco International Airport, Second Series Issue 13B, 5.500%,
                5/01/26 (Alternative Minimum Tax) - MBIA Insured
      13,710  San Francisco Airports Commission, California, Revenue Refunding Bonds,     5/11 at 100.00        AAA      14,278,828
                San Francisco International Airport, Second Series 2001, Issue 27A,
                5.250%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured
      11,500  San Francisco Bay Area Rapid Transit District, California, Sales Tax        7/11 at 100.00        AAA      12,011,980
                Revenue Bonds, Series 2001, 5.125%, 7/01/36 - AMBAC Insured
      66,685  San Joaquin Hills Transportation Corridor Agency, Orange County,              No Opt. Call        AAA      33,403,850
                California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%,
                1/01/21

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              California (continued)

              San Joaquin Hills Transportation Corridor Agency, Orange County,
              California, Toll Road Revenue Refunding Bonds, Series 1997A:
$     31,615    5.250%, 1/15/30 - MBIA Insured                                            1/07 at 102.00        AAA  $   33,195,118
      21,500    0.000%, 1/15/32 - MBIA Insured                                              No Opt. Call        AAA       5,629,775
      12,525  San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged     8/10 at 101.00        AAA      13,252,202
                Area Redevelopment Project, Series 2002, 5.000%, 8/01/20 - MBIA Insured
      11,000  Santa Ana Financing Authority, California, Lease Revenue Bonds, Police        No Opt. Call        AAA      13,762,760
                Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 -
                MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 7.8% (5.1% of Total Investments)

       5,070  Adams 12 Five Star Schools, Adams County, Colorado, General Obligation     12/15 at 100.00        AAA       5,442,949
                Bonds, Series 2005, 5.000%, 12/15/24 - FSA Insured
       1,000  Colorado Department of Transportation, Certificates of Participation,       6/14 at 100.00        AAA       1,057,600
                Series 2004, 5.000%, 6/15/25 - MBIA Insured
      10,000  Denver City and County, Colorado, Airport System Revenue Refunding Bonds,  11/11 at 100.00        AAA      10,865,000
                Series 2001A, 5.500%, 11/15/15 (Alternative Minimum Tax) - FGIC Insured
      10,545  Denver City and County, Colorado, Airport System Revenue Bonds, Series     11/06 at 101.00        AAA      10,981,036
                1996D, 5.500%, 11/15/25 - MBIA Insured
       4,950  Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds,  12/13 at 100.00        AAA       5,158,197
                Convention Center Hotel, Series 2003A, 5.000%, 12/01/33 - XLCA Insured
       1,740  Douglas County School District RE1, Douglas and Elbert Counties,           12/14 at 100.00        Aaa       1,839,893
                Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/28 -
                FSA Insured
      35,995  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series        No Opt. Call        AAA      14,947,644
                1997B, 0.000%, 9/01/23 - MBIA Insured
      30,800  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series      9/10 at 102.00        AAA      34,497,848
                2000A, 5.750%, 9/01/35 - MBIA Insured
      11,800  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series       9/10 at 74.80        AAA       7,314,702
                2000B, 0.000%, 9/01/15 (Pre-refunded to 9/01/10) - MBIA Insured
      10,000  E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series          No Opt. Call        AAA       3,296,400
                2004A, 0.000%, 9/01/27 - MBIA Insured
       1,250  Jefferson County School District R1, Colorado, General Obligation Bonds,   12/14 at 100.00        AAA       1,337,150
                Series 2004, 5.000%, 12/15/24 - FSA Insured
       2,500  Summit County School District RE-1, Summit, Colorado, General Obligation   12/14 at 100.00        Aaa       2,673,750
                Bonds, Series 2004B, 5.000%, 12/01/24 - FGIC Insured
       1,250  University of Colorado, Enterprise System Revenue Bonds, Series 2005,       6/15 at 100.00        AAA       1,320,438
                5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.3% (0.2% of Total Investments)

       4,000  Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/24 -    12/14 at 100.00        Aaa       4,284,560
                MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 1.0% (0.7% of Total Investments)

       2,090  District of Columbia Housing Finance Agency, GNMA Collateralized Single     6/05 at 100.00        AAA       2,091,672
                Family Mortgage Revenue Bonds, Series 1990B, 7.100%, 12/01/24
                (Alternative Minimum Tax)
              District of Columbia Water and Sewerage Authority, Subordinate Lien
              Public Utility Revenue Bonds, Series 2003:
       5,000    5.125%, 10/01/24 - FGIC Insured                                          10/13 at 100.00        AAA       5,375,350
       5,000    5.125%, 10/01/25 - FGIC Insured                                          10/13 at 100.00        AAA       5,352,550
-----------------------------------------------------------------------------------------------------------------------------------
              Florida - 7.0% (4.6% of Total Investments)

       3,445  Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005,   10/14 at 100.00        AAA       3,672,715
                5.000%, 10/01/24 - MBIA Insured
      10,355  Florida, Board of Education Lottery Revenue Bonds, Series 2005A, 5.000%,    7/15 at 101.00        AAA      11,207,217
                7/01/22 - AMBAC Insured
       2,285  Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%,        2/15 at 100.00        AAA       2,434,645
                2/01/23 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$      1,000  Hillsborough County School Board, Florida, Certificates of Participation,   7/15 at 100.00        AAA  $    1,057,550
                Master Lease Program, Series 2005A, 5.000%, 7/01/26 - MBIA Insured
              Indian Trace Development District, Florida, Water Management Special
              Benefit Assessment Bonds, Series 2005:
         645    5.000%, 5/01/25 - MBIA Insured                                            5/15 at 102.00        Aaa         691,692
       1,830    5.000%, 5/01/27 - MBIA Insured                                            5/15 at 102.00        Aaa       1,948,255
       4,425  Jacksonville Economic Development Commission, Florida, Healthcare          11/12 at 100.00        AAA       4,878,253
                Facilities Revenue Bonds, Mayo Clinic, Series 2001C, 5.500%, 11/15/36 -
                MBIA Insured
       1,505  Lee County, Florida, Transportation Facilities Revenue Bonds, Series       10/14 at 100.00        AAA       1,617,845
                2004B, 5.000%, 10/01/21 - AMBAC Insured
       2,000  Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003,    10/13 at 100.00        AAA       2,103,040
                5.000%, 10/01/27 - MBIA Insured
      35,920  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International    10/12 at 100.00        AAA      37,853,214
                Airport, Series 2002, 5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC
                Insured
       2,150  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International    10/12 at 100.00        AAA       2,223,358
                Airport, Series 2002A, 5.125%, 10/01/35 (Alternative Minimum Tax) - FSA
                Insured
              Northern Palm Beach County Improvement District, Florida, Revenue Bonds,
              Water Control and Improvement Development Unit 9B, Series 2005:
       1,290    5.000%, 8/01/23 - MBIA Insured                                            8/15 at 102.00        AAA       1,392,490
       2,145    5.000%, 8/01/29 (DD, settling 5/02/05) - MBIA Insured                     8/15 at 102.00        AAA       2,285,691
              Ocala, Florida, Utility System Revenue Bonds, Series 2005B:
       1,025    5.250%, 10/01/24 - FGIC Insured                                          10/15 at 100.00        Aaa       1,127,326
       2,590    5.000%, 10/01/27 - FGIC Insured                                          10/15 at 100.00        Aaa       2,748,741
       4,000  Orange County School Board, Florida, Certificates of Participation,         8/14 at 100.00        Aaa       4,200,760
                Series 2004A, 5.000%, 8/01/29 - AMBAC Insured
              Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement
              Bonds, Series 2003:
       2,010    5.000%, 8/15/16 - FSA Insured                                             8/13 at 100.00        Aaa       2,186,076
       2,110    5.000%, 8/15/17 - FSA Insured                                             8/13 at 100.00        Aaa       2,282,176
       2,225    5.000%, 8/15/18 - FSA Insured                                             8/13 at 100.00        Aaa       2,403,289
       2,275  Volusia County School Board, Florida, Certificates of Participation,        8/15 at 100.00        Aaa       2,412,592
                Series 2005B, 5.000%, 8/01/24 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.9% (0.6% of Total Investments)

       1,000  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,
                5.000%, 11/01/22 - FSA Insured                                           11/14 at 100.00        AAA       1,067,580
       1,520  College Park Business and Industrial Development Authority, Georgia,        9/14 at 102.00        AAA       1,679,220
                Revenue Bonds, Public Safety Project, Series 2004, 5.250%, 9/01/23 -
                MBIA Insured
              Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech
              Molecular Science Building, Series 2004:
       1,695    5.250%, 5/01/19 - MBIA Insured                                            5/14 at 100.00        AAA       1,860,754
       1,135    5.250%, 5/01/20 - MBIA Insured                                            5/14 at 100.00        AAA       1,244,278
              Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds,
              Southeast Georgia Health Systems, Series 1996:
         640    5.250%, 8/01/13 (Pre-refunded to 8/01/06) - MBIA Insured                  8/06 at 102.00        AAA         671,808
       4,360    5.250%, 8/01/13 - MBIA Insured                                            8/06 at 102.00        AAA       4,563,525
-----------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 2.3% (1.5% of Total Investments)

      24,250  Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds,     5/06 at 101.00        AAA      25,224,850
                Hawaiian Electric Company Inc., Series 1996A, 6.200%, 5/01/26
                (Alternative Minimum Tax) - MBIA Insured
       4,005  Hawaii, Highway Revenue Bonds, Series 2005A, 5.000%, 7/01/23 - FSA          7/15 at 100.00        AAA       4,290,076
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.2% (0.1% of Total Investments)

         855  Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series             No Opt. Call        Aa1         861,130
                1994B-1, 6.750%, 7/01/22
         770  Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series             No Opt. Call        Aa1         804,789
                1994B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Idaho (continued)

$        930  Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B,    7/05 at 102.00        Aaa  $      949,586
                6.600%, 7/01/27 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 6.0% (3.9% of Total Investments)

       1,050  Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%,    12/14 at 100.00        AAA       1,156,890
                12/15/20 - FSA Insured
              Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
              Refunding Bonds, O'Hare International Airport, Series 2001E:
       4,615    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       4,975,432
       4,870    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       5,240,071
       5,000  DuPage and Will Counties Community School District 204 - Indian Prairie,   12/11 at 100.00        AAA       5,376,200
                Illinois, General Obligation Bonds, Series 2001, 5.000%, 12/30/15 -
                FGIC Insured
       4,020  Eastern Illinois University, Auxiliary Facilities System Revenue Bonds,     10/05 at 79.43        AAA       3,151,760
                Series 1989, 0.000%, 10/01/09 - MBIA Insured
      10,000  Illinois Development Finance Authority, Revenue Bonds, Provena Health,      5/08 at 101.00        AAA      10,644,700
                Series 1998A, 5.500%, 5/15/21 - MBIA Insured
       2,095  Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris    12/07 at 100.00        Aaa       2,217,997
                College, Series 2000, 5.800%, 6/01/30 - MBIA Insured
       2,180  Illinois Educational Facilities Authority, Revenue Bonds, DePaul           10/10 at 101.00        AAA       2,450,124
                University, Series 2000, 5.500%, 10/01/19 (Pre-refunded to 10/01/10) -
                AMBAC Insured
       7,000  Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters       6/08 at 101.00        Aaa       7,348,250
                Services Inc. Obligated Group, Series 1998A, 5.000%, 6/01/18 - MBIA
                Insured
       4,500  Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers       1/09 at 101.00        AAA       4,708,080
                Health System, Series 1999, 5.000%, 1/01/19 - FSA Insured
      22,410  Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002,    2/12 at 100.00        AAA      23,470,441
                5.125%, 2/01/27 - FGIC Insured
              Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
       4,260    5.000%, 12/01/22 - FGIC Insured                                          12/14 at 100.00        AAA       4,540,777
       2,365    5.000%, 12/01/23 - FGIC Insured                                          12/14 at 100.00        AAA       2,515,296
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 3.9% (2.6% of Total Investments)

       2,350  Cloverdale Multi-School Building Corporation, Putnam and Owen Counties,     7/15 at 100.00        AAA       2,493,021
                Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/24 - MBIA
                Insured
       2,030  Decatur Township-Marion County Multi-School Building Corporation,           7/13 at 100.00        AAA       2,186,817
                Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/20 - FGIC
                Insured
      11,000  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,       11/05 at 100.00        Aaa      11,138,380
                Daughters of Charity, Series 1993, 5.750%, 11/15/22 (Pre-refunded to
                11/15/05)
       3,250  Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks        7/12 at 100.00        AAA       3,478,573
                Project, Series 2002A, 5.250%, 7/01/33 - MBIA Insured
      20,000  Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,       No Opt. Call        AAA       6,415,000
                0.000%, 2/01/28 - AMBAC Insured
       1,340  Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana,     1/14 at 100.00        AAA       1,405,178
                First Mortgage Bonds, Series 2004, 5.000%, 1/15/25 - FSA Insured
              Noblesville Redevelopment Authority, Indiana, Economic Development Lease
              Rental Bonds, Exit 10 Project, Series 2003:
       3,110    5.000%, 1/15/21 - AMBAC Insured                                           7/13 at 100.00        AAA       3,284,844
       5,000    5.000%, 1/15/28 - AMBAC Insured                                           7/13 at 100.00        AAA       5,220,650
      10,000  Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%,        1/12 at 100.00        AAA      10,697,800
                7/01/19 - MBIA Insured
       3,705  Whitley County Middle School Building Corporation, Columbia City,           7/13 at 100.00        AAA       4,026,779
                Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/16 - FSA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Iowa - 0.3% (0.2% of Total Investments)

       3,045  Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical          6/13 at 100.00        Aaa       3,281,109
                Center, Series 2003, 5.000%, 6/15/15 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.7% (0.4% of Total Investments)

$      1,055  Butler County Unified School District 394, Kansas, General Obligation       9/14 at 100.00        AAA  $    1,138,619
                Bonds, Series 2004, 5.000%, 9/01/20 - FSA Insured
       2,055  Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23   9/14 at 101.00        AAA       2,213,749
                - FSA Insured
       5,000  University of Kansas Hospital Authority, Health Facilities Revenue Bonds,   9/09 at 100.00        AAA       5,397,650
                KU Health System, Series 1999A, 5.650%, 9/01/29 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.7% (1.1% of Total Investments)

       3,870  Kenton County School District Finance Corporation, Kentucky, School         6/14 at 100.00        Aaa       4,151,968
                Building Revenue Bonds, Series 2004, 5.000%, 6/01/20 - MBIA Insured
       3,770  Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,       7/15 at 100.00        AAA       4,023,796
                Revitalization Project, Series 2005B, 5.000%, 7/01/24 - AMBAC Insured
      12,980  Louisville and Jefferson County Metropolitan Sewer District, Kentucky,     11/11 at 101.00        AAA      14,349,130
                Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34
                - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 2.6% (1.7% of Total Investments)

       5,000  De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds,       9/09 at 102.00        AAA       5,564,250
                Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 - AMBAC
                Insured
       3,025  Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series      11/14 at 100.00        AAA       3,308,291
                2004, 5.250%, 11/01/22 - MBIA Insured
       1,640  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General   7/14 at 100.00        AAA       1,765,985
                Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured
              Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
       2,400    5.000%, 5/01/25 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       2,549,688
       4,415    5.000%, 5/01/26 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       4,669,657
       5,000    5.000%, 5/01/27 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       5,288,400
       6,895  Orleans Levee District, Louisiana, Levee District General Obligation       12/05 at 103.00        AAA       7,222,857
                Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured
       3,000  St. Charles Parish, Louisiana, Pollution Control Revenue Bonds, Louisiana   6/05 at 100.00        AAA       3,015,390
                Power and Light Company, Series 1991, 7.500%, 6/01/21 (Alternative
                Minimum Tax) - FSA Insured (a)
-----------------------------------------------------------------------------------------------------------------------------------
              Maine - 0.2% (0.2% of Total Investments)

       3,000  Maine Health and Higher Educational Facilities Authority, Revenue Bonds,    7/13 at 100.00        AAA       3,139,020
                Series 2003B, 5.000%, 7/01/28 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 4.2% (2.8% of Total Investments)

      22,500  Massachusetts Development Finance Authority, Revenue Bonds, WGBH            1/12 at 101.00        AAA      24,357,600
                Educational Foundation, Series 2002A, 5.375%, 1/01/42 - AMBAC Insured
       8,400  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,  10/05 at 102.00        AAA       8,675,352
                Berkshire Health Systems, Series 1995D, 6.000%, 10/01/13 - MBIA Insured
       1,105  Massachusetts Housing Finance Agency, Housing Revenue Refunding Bonds,     12/05 at 102.00        AAA       1,137,354
                Series 1995A, 6.100%, 12/01/16 - MBIA Insured
      15,000  Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series       1/14 at 100.00        AAA      16,310,100
                2004, 5.250%, 1/01/23 - FGIC Insured
              University of Massachusetts Building Authority, Senior Lien Project
              Revenue Bonds, Series 2004-1:
       1,500    5.375%, 11/01/20 - AMBAC Insured                                         11/14 at 100.00        AAA       1,668,900
       2,500    5.375%, 11/01/21 - AMBAC Insured                                         11/14 at 100.00        AAA       2,771,050
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 7.7% (5.0% of Total Investments)

       6,000  Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%,       10/11 at 100.00        AAA       6,611,040
                4/01/18 - MBIA Insured
       5,490  Detroit City School District, Wayne County, Michigan, Unlimited Tax           No Opt. Call        AAA       6,902,742
                School Building and Site Improvement Bonds, Series 2001A, 6.000%,
                5/01/29 - FSA Insured
              Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
      15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured                  1/10 at 101.00        AAA      17,776,064
      20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured                  1/10 at 101.00        AAA      22,573,600

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

$      8,700  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series    7/07 at 101.00        AAA  $    9,028,338
                1997A, 5.000%, 7/01/27 - MBIA Insured
       8,000  Gaylord Community Schools, Otsego and Antrim Counties, Michigan, School      5/07 at 37.75        AAA       2,844,160
                Building and Site Refunding Bonds, Series 1992, 0.000%, 5/01/21 (Pre-
                refunded to 5/01/07) - MBIA Insured
       1,875  Grand Ledge Public Schools District, Clinton and Ionia Counties,            5/15 at 100.00        AAA       2,005,688
                Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/23 - FGIC
                Insured
              Grand Rapids Community College, Kent County, Michigan, General Obligation
              Refunding Bonds, Series 2003:
       1,050    5.250%, 5/01/17 - AMBAC Insured                                           5/13 at 100.00        AAA       1,154,244
       1,085    5.250%, 5/01/20 - AMBAC Insured                                           5/13 at 100.00        AAA       1,191,146
      27,000  Okemos Public School District, Ingham County, Michigan, School Building      5/06 at 34.54        AAA       9,073,080
                and Site Bonds, Series 1991I, 0.000%, 5/01/21 (Pre-refunded to 5/01/06)
                - MBIA Insured
      10,000  Wayne County, Michigan, Limited Tax General Obligation Airport Hotel       12/11 at 101.00        AAA      10,812,500
                Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A,
                5.250%, 12/01/25 - MBIA Insured
       6,850  Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne  12/08 at 101.00        AAA       7,290,455
                County Airport, Series 1998A, 5.375%, 12/01/15 (Alternative Minimum
                Tax) - MBIA Insured
       1,725  Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General      5/15 at 100.00        AAA       1,845,233
                Obligation Bonds, Series 2005, 5.000%, 5/01/23 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 1.1% (0.7% of Total Investments)

      13,020  St. Paul Housing and Redevelopment Authority, Minnesota, GNMA              12/11 at 102.00        Aaa      14,018,374
                Collateralized Multifamily Housing Revenue Bonds, Marian Center
                Project, Series 2001A, 6.450%, 6/20/43
-----------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.2% (0.1% of Total Investments)

              Nebraska Public Power District, General Revenue Bonds, Series 2005A:
       1,000    5.000%, 1/01/24 - FSA Insured                                             1/15 at 100.00        AAA       1,063,400
       1,000    5.000%, 1/01/25 - FSA Insured                                             1/15 at 100.00        AAA       1,060,140
-----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 8.2% (5.4% of Total Investments)

      12,105  Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada       12/12 at 100.00        AAA      12,560,148
                Water Authority Loan, Series 2002, 5.000%, 6/01/32 - MBIA Insured
       7,370  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series        7/14 at 100.00        AAA       7,816,106
                2004A-2, 5.125%, 7/01/25 - FGIC Insured
                Director of Nevada State Department of Business and Industry, Revenue
              Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
      15,000    5.625%, 1/01/34 - AMBAC Insured                                           1/10 at 102.00        AAA      16,480,500
      13,000    5.375%, 1/01/40 - AMBAC Insured                                           1/10 at 100.00        AAA      13,782,600
         405  Nevada Housing Division, Single Family Mortgage Bonds, Senior Series       10/05 at 101.00        Aa2         409,690
                1994B-1, 6.700%, 10/01/17
         315  Nevada Housing Division, Single Family Mortgage Bonds, Senior Series       10/05 at 101.00        Aa2         316,770
                1994B-2, 6.950%, 10/01/26 (Alternative Minimum Tax)
      40,285  Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%,       6/12 at 100.00        AAA      43,696,737
                6/01/32 - FGIC Insured
      10,000  Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno            6/12 at 100.00        AAA      10,481,100
                Transportation Rail Access Corridor Project, Series 2002, 5.125%,
                6/01/27 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 2.3% (1.5% of Total Investments)

              Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds,
              Project Consolidation, Series 2004:
       2,000    5.125%, 10/01/21 - MBIA Insured                                          10/14 at 100.00        Aaa       2,166,140
       2,250    5.125%, 10/01/22 - MBIA Insured                                          10/14 at 100.00        Aaa       2,429,595
              New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle
              Surcharge, Series 2004A:
       3,850    5.000%, 7/01/22 - MBIA Insured                                            7/14 at 100.00        AAA       4,120,078
       3,850    5.000%, 7/01/23 - MBIA Insured                                            7/14 at 100.00        AAA       4,107,912
       2,120  New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo          7/14 at 100.00        AAA       2,278,788
                College, Series 2004E, 5.000%, 7/01/21 - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              New Jersey (continued)

              New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
$      8,250    5.000%, 1/01/19 - FGIC Insured                                            7/13 at 100.00        AAA  $    8,880,630
       2,000    5.000%, 1/01/23 - FSA Insured                                             7/13 at 100.00        AAA       2,138,860
       2,795  Rutgers State University, New Jersey, Revenue Bonds, Series 2004E,          5/14 at 100.00        AAA       2,992,606
                5.000%, 5/01/22 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New York - 6.5% (4.2% of Total Investments)

       8,685  Long Island Power Authority, New York, Electric System General Revenue      6/08 at 101.00        AAA       9,308,583
                Bonds, Series 1998A, 5.300%, 12/01/19 - FSA Insured
              Metropolitan Transportation Authority, New York, State Service Contract
              Refunding Bonds, Series 2002A:
       2,500    5.000%, 7/01/21 - FGIC Insured                                            7/12 at 100.00        AAA       2,662,425
       5,000    5.000%, 7/01/25 - FGIC Insured                                            7/12 at 100.00        AAA       5,273,700
      10,525  New York City, New York, General Obligation Bonds, Fiscal Series 2005M,     4/15 at 100.00        AAA      11,136,397
                5.000%, 4/01/26 - FGIC Insured
       1,500  New York City Municipal Water Finance Authority, New York, Water and        6/15 at 100.00        AAA       1,593,645
                Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 -
                MBIA Insured
       6,480  New York City Municipal Water Finance Authority, New York, Water and        6/06 at 101.00        AAA       6,764,213
                Sewerage System Revenue Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 -
                MBIA Insured
              Dormitory Authority of the State of New York, Revenue Bonds, Mental
              Health Services Facilities Improvements, Series 2005A:
       2,750    5.000%, 2/15/23 - AMBAC Insured                                           2/15 at 100.00        AAA       2,935,240
       1,100    5.000%, 2/15/24 - AMBAC Insured                                           2/15 at 100.00        AAA       1,169,542
       1,000  Dormitory Authority of the State of New York, Revenue Bonds, Mental         2/15 at 100.00        AAA       1,067,360
                Health Services Facilities Improvements, Series 2005D, 5.000%, 2/15/23
                - FGIC Insured
       1,880  Dormitory Authority of the State of New York, FHA-Insured Mortgage          2/15 at 100.00        AAA       2,006,223
                Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC
                Insured
       5,000  New York State Thruway Authority, General Revenue Bonds, Series 2005F,      1/15 at 100.00        AAA       5,304,750
                5.000%, 1/01/26 - AMBAC Insured
       5,000  New York State Urban Development Corporation, Revenue Bonds, Correctional   1/07 at 102.00        AAA       5,330,950
                Capital Facilities, Series 1996-7, 5.700%, 1/01/27 (Pre-refunded to
                1/01/07) - MBIA Insured
              New York State Urban Development Corporation, State Personal Income Tax
              Revenue Bonds, Series 2004A-1:
       1,000    5.000%, 3/15/23 - FGIC Insured                                            3/14 at 100.00        AAA       1,064,450
       5,000    5.000%, 3/15/25 - FGIC Insured                                            3/14 at 100.00        AAA       5,299,350
              New York City Sales Tax Asset Receivable Corporation, New York, Dedicated
              Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
       4,825    5.000%, 10/15/24 - MBIA Insured                                          10/14 at 100.00        AAA       5,160,675
       1,665    5.000%, 10/15/25 - MBIA Insured                                          10/14 at 100.00        AAA       1,779,485
      15,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Lien         11/12 at 100.00        AAA      15,645,600
                General Purpose Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/32
                - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.3% (0.9% of Total Investments)

              Mooresville, North Carolina, Enterprise System Revenue Bonds, Series
              2004:
       2,115    5.000%, 5/01/22 - FGIC Insured                                            5/14 at 100.00        AAA       2,255,648
       2,575    5.000%, 5/01/26 - FGIC Insured                                            5/14 at 100.00        AAA       2,713,329
       5,000  North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds,    1/13 at 100.00        AAA       5,471,350
                Series 2003A, 5.250%, 1/01/16 - FSA Insured
              Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
              Series 2005A:
       3,205    5.000%, 5/01/23 - AMBAC Insured                                           5/15 at 100.00        Aaa       3,412,171
       3,295    5.000%, 5/01/24 - AMBAC Insured                                           5/15 at 100.00        Aaa       3,495,270

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 0.5% (0.4% of Total Investments)

              Grand Folks, North Dakota, Sales Tax Revenue Bonds, Alerus Project,
              Series 2005A:
$      2,195    5.000%, 12/15/22 - MBIA Insured                                          12/15 at 100.00        Aaa  $    2,366,254
       1,355    5.000%, 12/15/23 - MBIA Insured                                          12/15 at 100.00        Aaa       1,457,086
       3,000    5.000%, 12/15/24 - MBIA Insured                                          12/15 at 100.00        Aaa       3,215,340
-----------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.7% (1.8% of Total Investments)

       2,650  Cleveland State University, Ohio, General Receipts Bonds, Series 2004,      6/14 at 100.00        AAA       2,876,257
                5.250%, 6/01/24 - FGIC Insured
       2,000  Columbus City School District, Franklin County, Ohio, General Obligation   12/14 at 100.00        AAA       2,181,600
                Bonds, Series 2004, 5.250%, 12/01/25 - FSA Insured
       2,385  Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series       6/14 at 100.00        AAA       2,531,725
                2004A, 5.000%, 12/01/22 - AMBAC Insured
       2,205  Hamilton City School District, Ohio, General Obligation Bonds, Series       6/15 at 100.00        Aaa       2,362,834
                2005, 5.000%, 12/01/24 - MBIA Insured
      20,100  Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare           11/09 at 101.00        AAA      21,622,575
                Obligated Group, Series 1999, 5.375%, 11/15/39 - AMBAC Insured
       3,000  Ross Local School District, Butler County, Ohio, General Obligation        12/13 at 100.00        Aaa       3,157,080
                Bonds, Series 2003, 5.000%, 12/01/28 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 1.5% (1.0% of Total Investments)

       2,515  Oklahoma State University, Athletic Facilities Revenue Bonds, Series        8/14 at 100.00        AAA       2,643,466
                2004, 5.000%, 8/01/34 - AMBAC Insured
       6,215  Oklahoma Housing Finance Agency, GNMA Collateralized Single Family            No Opt. Call        AAA       6,371,183
                Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative
                Minimum Tax)
       5,245  Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical        2/11 at 100.00        Aaa       5,612,150
                Research Foundation, Series 2001, 5.250%, 2/01/21 - AMBAC Insured
       4,880  University of Oklahoma, Student Housing Revenue Bonds, Series 2004,         7/14 at 100.00        Aaa       5,212,670
                5.000%, 7/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.5% (0.3% of Total Investments)

              Oregon Department of Administrative Services, Certificates of
              Participation, Series 2005A:
       2,535    5.000%, 5/01/25 (WI, settling 5/03/05) - FSA Insured                      5/15 at 100.00        AAA       2,682,486
       2,115    5.000%, 5/01/30 (WI, settling 5/03/05) - FSA Insured                      5/15 at 100.00        AAA       2,222,400
       1,745  Oregon Housing and Community Services Department, Single Family Mortgage    7/05 at 102.00        Aa2       1,783,722
                Revenue Bonds, Series 1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 0.7% (0.4% of Total Investments)

       1,800  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,        5/15 at 100.00        AAA       1,902,330
                Drexel University, Series 2005A, 5.000%, 5/01/28 - MBIA Insured
       6,335  Radnor Township School District, Delaware County, Pennsylvania, General     8/15 at 100.00        Aaa       6,687,923
                Obligation Bonds, Series 2005B, 5.000%, 2/15/30 (WI, settling 5/12/05)
                - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.4% (0.2% of Total Investments)

       2,000  Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds,    7/13 at 100.00        AAA       2,210,860
                Series 2003G, 5.250%, 7/01/19 - FGIC Insured
       2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,   7/15 at 100.00        AAA       2,654,475
                5.000%, 7/01/30 - XLCA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 2.0% (1.3% of Total Investments)

       2,195  Providence Housing Development Corporation, Rhode Island, FHA-Insured       7/05 at 101.00        AAA       2,242,061
                Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series
                1994A, 6.750%, 7/01/25 - MBIA Insured
      20,475  Rhode Island Depositors Economic Protection Corporation, Special            2/11 at 100.00        AAA      22,647,398
                Obligation Refunding Bonds, Series 1993B, 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured
       1,405  Rhode Island Health and Educational Building Corporation, Higher            9/14 at 100.00        Aaa       1,561,419
                Education Auxiliary Enterprise Revenue Bonds, Series 2004A, 5.500%,
                9/15/24 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 4.1% (2.7% of Total Investments)

$     10,000  Beaufort County, South Carolina, Tax Increment Bonds, New River            12/12 at 100.00        AAA  $   10,446,800
                Redevelopment Project, Series 2002, 5.000%, 6/01/27 - MBIA Insured
              Medical University Hospital Authority, South Carolina, FHA-Insured
              Mortgage Revenue Bonds, Series 2004A:
       2,000    5.250%, 8/15/22 - MBIA Insured                                            8/14 at 100.00        AAA       2,169,700
       2,105    5.250%, 8/15/23 - MBIA Insured                                            8/14 at 100.00        AAA       2,276,873
              Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds,
              Series 1988A:
       9,190    0.000%, 1/01/13 (Pre-refunded to 7/01/09) - AMBAC Insured                  7/09 at 76.63        AAA       6,131,109
       4,855    0.000%, 1/01/13 - AMBAC Insured                                             No Opt. Call        AAA       3,431,902
       7,955    0.000%, 1/01/13 - AMBAC Insured                                             No Opt. Call        AAA       5,630,390
              South Carolina JOBS Economic Development Authority, Hospital Revenue
              Bonds, Oconee Memorial Hospital Inc., Series 1995:
       3,000    6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured                                9/05 at 102.00        AAA       3,067,500
         600    6.150%, 3/01/25 - CONNIE LEE/AMBAC Insured                                9/05 at 102.00        AAA         613,422
       8,000  South Carolina JOBS Economic Development Authority, Industrial             11/12 at 100.00        AAA       8,576,400
                Revenue Bonds, South Carolina Electric and Gas Company, Series 2002A,
                5.200%, 11/01/27 - AMBAC Insured
      10,000  South Carolina JOBS Economic Development Authority, Industrial Revenue     11/12 at 100.00        AAA      10,637,400
                Bonds, South Carolina Electric and Gas Company, Series 2002B, 5.450%,
                11/01/32 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.5% (0.4% of Total Investments)

       6,455  Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue         3/11 at 100.00        AAA       6,973,595
                Bonds, Series 2001A, 5.500%, 3/01/18 (Alternative Minimum Tax) - FSA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Texas - 17.0% (11.2% of Total Investments)

              Austin, Texas, General Obligation Bonds, Series 2002:
       2,150    5.375%, 9/01/18 (Pre-refunded to 9/01/12) - MBIA Insured                  9/12 at 100.00        AAA       2,424,835
       2,250    5.375%, 9/01/19 (Pre-refunded to 9/01/12) - MBIA Insured                  9/12 at 100.00        AAA       2,537,618
      22,650  Brazos River Authority, Texas, Revenue Refunding Bonds, Houston             5/08 at 102.00        AAA      24,147,165
                Industries Inc., Series 1998C, 5.125%, 5/01/19 (Optional put 5/01/08) -
                AMBAC Insured
         805  Capital Area Housing Finance Corporation, Texas, FNMA Backed Single         4/12 at 106.00        AAA         829,187
                Family Mortgage Revenue Refunding Bonds, Series 2002A-2, 6.300%,
                4/01/35 (Alternative Minimum Tax) - AMBAC Insured
      12,500  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds,        11/09 at 100.00        AAA      13,763,750
                Series 2000A, 6.125%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured
      25,000  Harris County-Houston Sports Authority, Texas, Junior Lien Revenue         11/11 at 100.00        AAA      26,016,250
                Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured
              Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
       9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured                  8/09 at 53.84        AAA       4,197,420
      39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured                  8/09 at 50.26        AAA      16,979,430
       7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured                  8/09 at 46.91        AAA       2,958,810
       5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured                  8/09 at 43.80        AAA       1,929,249
       6,570  Houston, Texas, General Obligation Public Improvement Bonds, Series         3/11 at 100.00        AAA       7,182,127
                2001A, 5.375%, 3/01/19 - FSA Insured
       4,170  Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series       7/10 at 100.00        AAA       4,497,762
                2000B, 5.500%, 7/01/30 - FSA Insured
       8,225  Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds,    7/07 at 100.00        AAA       8,517,563
                Series 1997, 5.125%, 7/01/22 - FGIC Insured
      17,500  Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention   9/11 at 100.00        AAA      18,591,300
                and Entertainment Project, Series 2001B, 5.250%, 9/01/33 - AMBAC
                Insured
       4,671  Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage    9/11 at 105.00        Aaa       4,956,479
                Multifamily Housing Revenue Bonds, RRG Apartments Project, Series 2001,
                6.350%, 3/20/42
              Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series
              2004A:
       4,000    5.250%, 5/15/24 - FGIC Insured                                            5/14 at 100.00        AAA       4,307,960
       5,000    5.250%, 5/15/25 - MBIA Insured                                            5/14 at 100.00        AAA       5,373,250

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$     23,865  Jefferson County Health Facilities Development Corporation, Texas,          8/11 at 100.00        AAA  $   25,893,286
                FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of Southeast
                Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured
       8,205  Lower Colorado River Authority, Texas, Revenue Refunding and Improvement    5/11 at 100.00        AAA       8,682,203
                Bonds, Series 2001A, 5.000%, 5/15/21 - MBIA Insured
              Port of Houston Authority, Harris County, Texas, General Obligation Port
              Improvement Bonds, Series 2001B:
       3,205    5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured                10/11 at 100.00        AAA       3,482,745
       3,375    5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured                10/11 at 100.00        AAA       3,667,680
       7,205  San Antonio, Texas, Airport System Improvement Revenue Bonds, Series        7/11 at 101.00        AAA       7,759,209
                2001, 5.375%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured
              Tarrant County Health Facilities Development Corporation, Texas, Revenue
              Bonds, Texas Health Resources System, Series 1997A:
       2,900    5.250%, 2/15/22 - MBIA Insured                                            2/08 at 102.00        AAA       3,067,214
       6,820    5.000%, 2/15/26 - MBIA Insured                                            2/08 at 101.00        AAA       6,984,635
       7,960  Texas Department of Housing and Community Affairs, Single Family Mortgage   9/06 at 102.00        AAA       8,352,826
                Revenue Bonds, Series 1996D, 6.250%, 9/01/28 (Alternative Minimum Tax)
                - MBIA Insured
       1,910  Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series    2/14 at 100.00        AAA       2,023,588
                2004, 5.000%, 2/01/21 - MBIA Insured
       1,840  Ysleta Independent School District Public Facility Corporation, Texas,     11/09 at 100.00        AAA       1,968,598
                Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 - AMBAC
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Utah - 1.2% (0.8% of Total Investments)

       2,000  Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%,        7/13 at 100.00        AAA       2,094,100
                7/01/28 - FGIC Insured
      10,000  Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds,     7/13 at 100.00        AAA      10,865,000
                Series 2003A, 5.000%, 7/01/16 - FSA Insured
       2,200  Utah Housing Finance Agency, FHA-Insured Section 8 Assisted Multifamily     7/05 at 100.00         AA       2,203,718
                Housing Revenue Bonds, Series 1992A, 7.400%, 7/01/24
-----------------------------------------------------------------------------------------------------------------------------------
              Virginia - 2.5% (1.6% of Total Investments)

       8,000  Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue   6/15 at 100.00        AAA       8,424,560
                Bonds, Series 2005, 5.000%, 6/15/30 - MBIA Insured
       1,035  Loudoun County Industrial Development Authority, Virginia, Public Safety    6/14 at 100.00        AAA       1,134,981
                Facilities Lease Revenue Bonds, Series 2003A, 5.250%, 12/15/20 - FSA
                Insured
       4,840  Metropolitan Washington D.C. Airports Authority, Airport System Revenue    10/11 at 101.00        AAA       5,228,120
                Bonds, Series 2001A, 5.500%, 10/01/19 (Alternative Minimum Tax) - MBIA
                Insured
       4,265  Metropolitan Washington D.C. Airports Authority, Airport System Revenue    10/14 at 100.00        AAA       4,563,422
                Bonds, Series 2004A, 5.000%, 10/01/20 - MBIA Insured
       2,540  Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds,     6/15 at 100.00        AAA       2,706,700
                Series 2005, 5.000%, 6/01/26 - FSA Insured
      10,000  Virginia Housing Development Authority, Commonwealth Mortgage Bonds,        7/11 at 100.00        AAA      10,151,200
                Series 2001H-1, 5.375%, 7/01/36 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Washington - 1.2% (0.8% of Total Investments)

       2,500  Grant County Public Utility District 2, Washington, Revenue Bonds,          1/15 at 100.00        AAA       2,611,975
                Wanapum Hydroelectric Development, Series 2005A, 5.000%, 1/01/29 - FGIC
                Insured
       3,500  King County School District 401, Highline, Washington, General Obligation  12/14 at 100.00        AAA       3,705,690
                Bonds, Series 2004, 5.000%, 10/01/24 - FGIC Insured
       3,195  Kitsap County, Washington, Limited Tax General Obligation Bonds, Series     7/10 at 100.00        AAA       3,453,923
                2000, 5.500%, 7/01/25 (Pre-refunded to 7/01/10) - AMBAC Insured
       4,250  Snohomish County Public Utility District 1, Washington, Generation System   7/05 at 100.00        AAA       5,132,173
                Revenue Bonds, Series 1989, 6.650%, 1/01/16 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 0.8% (0.5% of Total Investments)

      10,000  Harrison County Commission, West Virginia, Solid Waste Disposal Revenue     5/05 at 100.00        AAA      10,026,400
                Bonds, West Penn Power Company - Harrison Station, Series 1993B,
                6.300%, 5/01/23 (Alternative Minimum Tax) - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 3.9% (2.6% of Total Investments)

$        680  Wisconsin Housing and Economic Development Authority, Housing Revenue       7/05 at 100.00        AAA  $      681,220
                Bonds, Series 1992A, 6.850%, 11/01/12 - MBIA Insured
       2,890  Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 -       5/14 at 100.00        AAA       3,163,683
                FGIC Insured
      10,945  Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 -       5/14 at 100.00        AAA      11,724,831
                MBIA Insured
      15,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       2/07 at 102.00        AAA      15,880,650
                Marshfield Clinic, Series 1997, 5.750%, 2/15/27 - MBIA Insured
      18,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       8/07 at 102.00        AAA      19,085,220
                Aurora Healthcare Inc., Series 1997, 5.250%, 8/15/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
$  2,009,896  Total Long-Term Investments (cost $1,828,553,087) - 152.3%                                              1,970,605,132
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.3%                                                                        2,901,071
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (52.6)%                                                         (680,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $1,293,506,203
              =====================================================================================================================

                  All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

             (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

              ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            (DD)  Security purchased on a delayed delivery basis.

            (WI)  Security purchased on a when-issued basis.

             (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Alaska - 1.0% (0.6% of Total Investments)

$      2,890  Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series     12/05 at 102.00        AAA  $    2,989,907
                1995A, 5.875%, 12/01/24 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              California - 32.3% (21.6% of Total Investments)

              ABAG Finance Authority for Non-Profit Corporations, California, Insured
              Certificates of Participation, Children's Hospital Medical Center of
              Northern California, Series 1999:
       6,750    5.875%, 12/01/19 - AMBAC Insured                                         12/09 at 101.00        AAA       7,547,918
      10,000    6.000%, 12/01/29 - AMBAC Insured                                         12/09 at 101.00        AAA      11,149,800
       4,755  Antioch Area Public Facilities Financing Agency, California, Special Tax    8/09 at 101.00        AAA       5,233,781
                Bonds, Community Facilities District 1989-1, Series 1999, 5.700%,
                8/01/22 - AMBAC Insured
       3,250  California Pollution Control Financing Authority, Remarketed Revenue        4/11 at 102.00        AAA       3,528,655
                Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16
                (Alternative Minimum Tax) - MBIA Insured
       1,000  California Department of Water Resources, Water System Revenue Bonds,      12/14 at 100.00        AAA       1,061,360
                Central Valley Project, Series 2005AC, 5.000%, 12/01/26 - MBIA Insured
       1,005  Folsom Cordova Unified School District, Sacramento County, California,     10/14 at 100.00        AAA       1,065,792
                General Obligation Bonds, School Facilities Improvement District 2,
                Series 2004B, 5.000%, 10/01/26 - FSA Insured
          90  Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt         No Opt. Call        AAA          90,744
                Mortgage Obligation Bonds, Series 1994A-I, 7.150%, 12/30/24
                (Alternative Minimum Tax)
         115  Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt         No Opt. Call        AAA         115,965
                Mortgage Obligation Bonds, Series 1994A-III, 7.450%, 6/30/25
                (Alternative Minimum Tax)
       5,080  La Verne-Grand Terrace Housing Finance Agency, California, Single Family      No Opt. Call        AAA       7,132,676
                Residential Mortgage Revenue Bonds, Series 1984A, 10.250%, 7/01/17
      11,080  Lodi, California, Electric System Revenue Certificates of Participation,     1/09 at 40.71        AAA       4,029,574
                Series 1999B, 0.000%, 1/15/24 (Pre-refunded to 1/15/09) - MBIA Insured
       1,690  Los Angeles Community College District, Los Angeles County, California,     8/15 at 100.00        AAA       1,812,542
                General Obligation Bonds, Series 2005A, 5.000%, 8/01/24 - FSA Insured
       5,000  Ontario Redevelopment Financing Authority, San Bernardino County,             No Opt. Call        AAA       7,089,200
                California, Revenue Refunding Bonds, Redevelopment Project 1, Series
                1995, 7.400%, 8/01/25 - MBIA Insured
       8,880  Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage          No Opt. Call        AAA      11,903,818
                Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23
      10,305  San Bernardino, California, GNMA Mortgage-Backed Securities Program           No Opt. Call        AAA      13,494,707
                Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%,
                5/01/23
      14,270  San Bernardino County, California, GNMA Mortgage-Backed Securities            No Opt. Call        AAA      17,473,900
                Program Single Family Home Mortgage Revenue Bonds, Series 1988A,
                8.300%, 9/01/14 (Alternative Minimum Tax)
       4,300  San Francisco Airports Commission, California, Revenue Refunding Bonds,     5/11 at 100.00        AAA       4,486,921
                San Francisco International Airport, Second Series 2001, Issue 27A,
                5.125%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured
       2,000  San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged     8/14 at 100.00        AAA       2,197,360
                Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 - MBIA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 7.5% (5.0% of Total Investments)

       1,500  Adams and Arapahoe Counties Joint School District 28, Aurora, Colorado,    12/13 at 100.00        AAA       1,638,570
                General Obligation Bonds, Series 2003A, 5.125%, 12/01/21 - FSA Insured
       2,500  Denver City and County, Colorado, Airport System Revenue Refunding Bonds,  11/12 at 100.00        AAA       2,702,875
                Series 2002E, 5.500%, 11/15/18 (Alternative Minimum Tax) - FGIC Insured
       6,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series      9/10 at 102.00        AAA       6,720,360
                2000A, 5.750%, 9/01/29 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$      4,405  Roaring Fork School District RE-1, Garfield, Eagle and Pitkin Counties,    12/14 at 100.00        AAA  $    4,704,188
                Colorado, General Obligation Bonds, Series 2005A, 5.000%, 12/15/24 -
                FSA Insured
       2,065  Jefferson County School District R1, Colorado, General Obligation Bonds,   12/14 at 100.00        AAA       2,208,972
                Series 2004, 5.000%, 12/15/24 - FSA Insured
       1,310  Sand Creek Metropolitan District, Colorado, General Obligation Bonds,      12/13 at 100.00        AAA       1,410,307
                Series 2004, 5.000%, 12/01/16 - XLCA Insured
       1,390  Teller County School District RE-2, Woodland Park, Colorado, General       12/14 at 100.00        AAA       1,491,845
                Obligation Bonds, Series 2004, 5.000%, 12/01/22 - MBIA Insured
       1,000  University of Colorado, Enterprise System Revenue Bonds, Series 2002A,      6/12 at 100.00        AAA       1,073,610
                5.000%, 6/01/19 - FGIC Insured
       1,000  University of Colorado, Enterprise System Revenue Bonds, Series 2005,       6/15 at 100.00        AAA       1,056,350
                5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Florida - 3.5% (2.3% of Total Investments)

       1,500  JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A,       10/13 at 100.00        AAA       1,619,220
                5.000%, 10/01/19 - FGIC Insured
       4,145  Miami, Florida, General Obligation Bonds, Series 2002, 5.000%, 1/01/22 -    1/12 at 100.00        AAA       4,392,871
                MBIA Insured
       4,240  Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series   10/13 at 100.00        AAA       4,685,878
                2003-1, 5.250%, 10/01/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 5.2% (3.4% of Total Investments)

       8,000  Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding                1/14 at 100.00        AAA       8,784,640
                Certificates, Series 2003, 5.250%, 1/01/16 - FSA Insured
       6,500  Medical Center Hospital Authority, Georgia, Revenue Anticipation            8/09 at 102.00        AAA       7,048,795
                Certificates, Columbus Regional Healthcare System, Inc. Project, Series
                1999, 5.500%, 8/01/25 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 3.8% (2.5% of Total Investments)

       8,030  Hawaii Department of Transportation, Airport System Revenue Refunding       7/10 at 101.00        AAA       9,098,873
                Bonds, Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax) - FGIC
                Insured
       2,250  Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds,     1/09 at 101.00        AAA       2,469,150
                Hawaiian Electric Company Inc., Series 1999D, 6.150%, 1/01/20
                (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 17.2% (11.5% of Total Investments)

       4,000  Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%,       12/12 at 100.00        AAA       4,266,480
                12/01/22 - FGIC Insured
      10,000  Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D,        1/10 at 101.00        AAA      10,827,100
                5.500%, 1/01/35 - FGIC Insured
       8,200  Chicago Board of Education, Illinois, General Obligation Lease                No Opt. Call        AAA       9,639,182
                Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured
      23,110  Illinois Development Finance Authority, Local Government Program Revenue      No Opt. Call        Aaa      13,810,074
                Bonds, Kane, Cook and DuPage Counties School District U46 - Elgin,
                Series 2002, 0.000%, 1/01/17 - FSA Insured
      10,150  Onterie Center Housing Finance Corporation, Illinois, FHA-Insured Section   7/05 at 100.50        AAA      10,359,192
                8 Assisted Mortgage Revenue Refunding Bonds, Onterie Center Project,
                Series 1992A, 7.050%, 7/01/27 - MBIA Insured
       3,225  Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and      No Opt. Call        AAA       3,939,338
                Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                9.000%, 6/01/09 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 5.3% (3.5% of Total Investments)

       4,725  Decatur Township-Marion County Multi-School Building Corporation,           7/13 at 100.00        AAA       5,103,803
                Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/17 - FGIC
                Insured
              Indiana University, Parking Facility Revenue Bonds, Series 2004:
       1,015    5.250%, 11/15/19 - AMBAC Insured                                         11/14 at 100.00        AAA       1,115,587
       1,060    5.250%, 11/15/20 - AMBAC Insured                                         11/14 at 100.00        AAA       1,163,276
       1,100    5.250%, 11/15/21 - AMBAC Insured                                         11/14 at 100.00        AAA       1,201,695

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana (continued)

$      9,255  Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,       No Opt. Call        AAA  $    3,508,941
                0.000%, 2/01/25 - AMBAC Insured
       1,000  Metropolitan School District Steuben County K-5 Building Corporation,       7/14 at 102.00        AAA       1,096,080
                Indiana, First Mortgage Bonds, Series 2003, 5.250%, 1/15/21 - FSA
                Insured
       1,315  Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana,     1/14 at 100.00        AAA       1,410,048
                First Mortgage Bonds, Series 2004, 5.000%, 7/15/18 - FSA Insured
       1,490  North Lawrence Community Schools Building Corporation, Marion County,       1/14 at 100.00        AAA       1,592,035
                Indiana, First Mortgage Bonds, Series 2004, 5.000%, 7/15/19 - FSA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Iowa - 1.2% (0.8% of Total Investments)

       3,345  Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical          6/13 at 100.00        Aaa       3,572,627
                Center, Series 2003, 5.000%, 6/15/17 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.4% (0.2% of Total Investments)

       1,245  Kansas Development Finance Authority, Board of Regents, Revenue Bonds,      4/15 at 100.00        AAA       1,331,876
                Kansas State University Housing System, Series 2005A, 5.000%, 4/01/23 -
                MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.7% (1.1% of Total Investments)

       5,000  Maryland Transportation Authority, Airport Parking Revenue Bonds,           3/12 at 101.00        AAA       5,261,950
                Baltimore-Washington International Airport Passenger Facility, Series
                2002B, 5.125%, 3/01/21 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 0.7% (0.5% of Total Investments)

              Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series
              2004:
       1,000    5.250%, 1/01/21 - FGIC Insured                                            1/14 at 100.00        AAA       1,091,930
       1,000    5.250%, 1/01/24 - FGIC Insured                                            1/14 at 100.00        AAA       1,085,060
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 3.6% (2.4% of Total Investments)

       6,500  Michigan Higher Education Student Loan Authority, Revenue Bonds, Series       No Opt. Call        AAA       6,988,215
                2000 XII-T, 5.300%, 9/01/10 (Alternative Minimum Tax) - AMBAC Insured
       3,810  Michigan Housing Development Authority, GNMA Collateralized Limited         8/12 at 102.00        Aaa       3,974,592
                Obligation Multifamily Housing Revenue Bonds, Cranbrook Apartments,
                Series 2001A, 5.500%, 2/20/43 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 1.8% (1.2% of Total Investments)

       4,860  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport   1/11 at 100.00        AAA       5,319,756
                Revenue Bonds, Series 2001B, 5.750%, 1/01/15 (Alternative Minimum Tax)
                - FGIC Insured
         180  Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D,       8/05 at 102.00        AAA         183,775
                5.950%, 2/01/18 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Missouri - 3.6% (2.4% of Total Investments)

       7,495  Jefferson County Industrial Development Authority, Missouri, Housing        8/07 at 100.00        AAA       8,796,807
                Revenue Bonds, Richardson Road Apartments Project, Series 1985,
                11.000%, 12/15/15 (Pre-refunded to 8/15/07)
       2,000  Missouri Western State College, Auxiliary System Revenue Bonds, Series     10/13 at 100.00        AAA       2,154,360
                2003, 5.000%, 10/01/21 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 8.9% (5.9% of Total Investments)

       3,000  Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada       12/12 at 100.00        AAA       3,112,800
                Water Authority Loan, Series 2002, 5.000%, 6/01/32 - MBIA Insured
      10,000  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series        7/11 at 100.00        AAA      10,520,500
                2001B, 5.125%, 7/01/21 - FGIC Insured
       7,990  Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno            6/12 at 100.00        AAA       8,353,865
                Transportation Rail Access Corridor Project, Series 2002, 5.250%,
                6/01/41 - AMBAC Insured
       5,050  Washoe County, Nevada, Gas and Water Facilities Remarketed Revenue          7/05 at 100.50        AAA       5,205,540
                Refunding Bonds, Sierra Pacific Power Company, Series 1987, 6.300%,
                12/01/14 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.1% (0.7% of Total Investments)

              New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle
              Surcharge, Series 2004A:
$      1,200    5.000%, 7/01/22 - MBIA Insured                                            7/14 at 100.00        AAA  $    1,284,180
       1,200    5.000%, 7/01/23 - MBIA Insured                                            7/14 at 100.00        AAA       1,280,388
         800  Rutgers State University, New Jersey, Certificates of Participation,        1/14 at 100.00        AAA         845,776
                Lower Georges Street University Redevelopment Associates LLC, Series
                2004, 5.000%, 1/01/24 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New York - 4.7% (3.2% of Total Investments)

      10,000  Metropolitan Transportation Authority, New York, Transportation Revenue    11/12 at 100.00        AAA      10,816,400
                Refunding Bonds, Series 2002F, 5.250%, 11/15/27 - MBIA Insured
       1,000  New York City Municipal Water Finance Authority, New York, Water and        6/15 at 100.00        AAA       1,062,430
                Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 -
                MBIA Insured
       1,510  Dormitory Authority of the State of New York, Revenue Bonds, Mental         2/15 at 100.00        AAA       1,605,462
                Health Services Facilities Improvements, Series 2005B, 5.000%, 2/15/24
                - AMBAC Insured
       1,000  Dormitory Authority of the State of New York, FHA-Insured Mortgage          2/15 at 100.00        AAA       1,067,140
                Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 2.1% (1.4% of Total Investments)

       3,100  North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue       10/13 at 100.00        AAA       3,269,136
                Bonds, Betsy Johnson Regional Hospital Project, Series 2003, 5.125%,
                10/01/32 - FSA Insured
       3,050  Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,    5/15 at 100.00        Aaa       3,253,039
                Series 2005A, 5.000%, 5/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 1.5% (1.0% of Total Investments)

       1,315  Oklahoma Housing Finance Agency, GNMA Collateralized Single Family            No Opt. Call        AAA       1,348,046
                Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative
                Minimum Tax)
       3,000  Tulsa Industrial Authority, Oklahoma, GNMA Collateralized Multifamily      11/05 at 103.00        Aaa       3,108,870
                Housing Revenue Bonds, Country Club of Woodland Hills Project, Series
                1995, 6.250%, 11/01/27
-----------------------------------------------------------------------------------------------------------------------------------
              Oregon - 5.9% (3.9% of Total Investments)

              Oregon Health Sciences University, Revenue Bonds, Series 2002A:
       5,000    5.000%, 7/01/26 - MBIA Insured                                            1/13 at 100.00        AAA       5,244,700
       7,000    5.000%, 7/01/32 - MBIA Insured                                            1/13 at 100.00        AAA       7,321,580
       4,915  Oregon Health, Housing, Educational and Cultural Facilities Authority,      3/12 at 105.00        Aaa       5,386,299
                GNMA Mortgage-Backed Securities Program Assisted Living Project Revenue
                Bonds, Necanicum Village LLC, Series 2001A, 6.850%, 6/20/42
-----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.1% (0.8% of Total Investments)

       3,075  Philadelphia School District, Pennsylvania, General Obligation Bonds,       8/12 at 100.00        AAA       3,518,292
                Series 2002B, 5.625%, 8/01/19 (Pre-refunded to 8/01/12) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 1.6% (1.1% of Total Investments)

       2,000  Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority,     No Opt. Call        AAA       2,340,500
                Series 2003AA, 5.500%, 7/01/17 - MBIA Insured
       2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,   7/15 at 100.00        AAA       2,714,725
                5.000%, 7/01/22 - FGIC Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 2.6% (1.7% of Total Investments)

$      2,055  Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004,   10/14 at 100.00        AAA  $    2,207,419
                5.000%, 10/01/22 - FSA Insured
       5,000  Metropolitan Government of Nashville-Davidson County Health and            11/09 at 101.00        AAA       5,653,600
                Educational Facilities Board, Tennessee, Revenue Bonds, Ascension
                Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to
                11/15/09) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Texas - 10.4% (6.9% of Total Investments)

          85  Corpus Christi Housing Finance Corporation, Texas, Single Family Mortgage   7/05 at 100.00        AAA          85,213
                Senior Revenue Refunding Bonds, Series 1991A, 7.700%, 7/01/11 - MBIA
                Insured
      12,500  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding     11/09 at 100.00        AAA      13,222,250
                and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 (Alternative
                Minimum Tax) - FGIC Insured
              North Harris County Regional Water Authority, Texas, Senior Water Revenue
              Bonds, Series 2003:
       4,565    5.250%, 12/15/20 - FGIC Insured                                          12/13 at 100.00        AAA       5,023,143
       4,800    5.250%, 12/15/21 - FGIC Insured                                          12/13 at 100.00        AAA       5,272,848
       7,600  San Antonio, Texas, Airport System Improvement Revenue Bonds, Series        7/11 at 101.00        AAA       8,147,580
                2001, 5.375%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Washington - 21.4% (14.3% of Total Investments)

       5,000  Chelan County Public Utility District 1, Washington, Hydro Consolidated     7/11 at 101.00        AAA       5,361,350
                System Revenue Bonds, Series 2001B, 5.600%, 1/01/36 (Alternative
                Minimum Tax) - MBIA Insured
       1,570  Clark County School District 101, La Center, Washington, General           12/12 at 100.00        Aaa       1,724,786
                Obligation Bonds, Series 2002, 5.250%, 12/01/18 - FSA Insured
              King County School District 405, Bellevue, Washington, General Obligation
              Bonds, Series 2002:
      12,060    5.000%, 12/01/19 - FGIC Insured                                          12/12 at 100.00        AAA      12,960,641
      12,785    5.000%, 12/01/20 - FGIC Insured                                          12/12 at 100.00        AAA      13,614,235
              Pierce County School District 343, Dieringer, Washington, General
              Obligation Refunding Bonds, Series 2003:
       2,755    5.250%, 12/01/18 - FGIC Insured                                           6/13 at 100.00        Aaa       3,024,825
       2,990    5.250%, 12/01/19 - FGIC Insured                                           6/13 at 100.00        Aaa       3,278,475
       4,715  Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17  10/11 at 100.00        AAA       5,165,990
                (Alternative Minimum Tax) - FGIC Insured
         895  Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18,   3/10 at 101.00        AAA         988,062
                Series 1999C, 6.000%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured
       1,265  Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%,         12/12 at 100.00        AAA       1,361,545
                12/01/18 - FGIC Insured
       4,200  Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series    12/11 at 100.00        AAA       4,534,110
                2001, 5.250%, 12/01/20 - AMBAC Insured
       5,000  Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 - FSA   1/11 at 100.00        AAA       5,311,500
                Insured
       5,000  Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 -       No Opt. Call        AAA       2,539,900
                FGIC Insured
       5,490  Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear     7/08 at 102.00        AAA       5,869,852
                Project 1, Series 1998A, 5.125%, 7/01/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
$    442,410  Total Long-Term Investments (cost $426,056,350) - 150.1%                                                  460,311,895
============-----------------------------------------------------------------------------------------------------------------------

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                                                 Market
Amount (000)  Description(1)                                                                              Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 0.2% (0.1% of Total Investments)

$        500  California Statewide Community Development Authority, Certificates of                            A-1+  $      500,000
                Participation, John Muir/Mt. Diablo Health System, Variable Rate Demand
                Obligations, Series 1997, 2.930%, 8/15/27 - AMBAC Insured+
-----------------------------------------------------------------------------------------------------------------------------------
$        500  Total Short-Term Investments (cost $500,000)                                                                  500,000
============-----------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $426,556,350) - 150.3%                                                            460,811,895
              ---------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.2%                                                                        6,692,150
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (52.5)%                                                         (161,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  306,504,045
              =====================================================================================================================

                  All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

              + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Nuveen Insured Premium Income Municipal Fund 2 (NPX)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Alabama - 1.7% (1.2% of Total Investments)

              Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
$      1,500    5.000%, 4/01/21 - MBIA Insured                                            4/14 at 100.00        AAA  $    1,601,940
       1,395    5.000%, 4/01/22 - MBIA Insured                                            4/14 at 100.00        AAA       1,485,508
       1,040    5.000%, 4/01/23 - MBIA Insured                                            4/14 at 100.00        AAA       1,105,718
              Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue
              Bonds, Series 2005:
       2,220    5.000%, 3/01/24 - FSA Insured                                             3/15 at 100.00        AAA       2,362,369
       2,590    5.000%, 3/01/25 - FSA Insured                                             3/15 at 100.00        AAA       2,747,498
-----------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 2.0% (1.3% of Total Investments)

       7,745  Arkansas Development Finance Authority, State Facility Revenue Bonds,       6/14 at 100.00        AAA       8,351,434
                Donaghey Plaza Project, Series 2004, 5.250%, 6/01/25 - FSA Insured
       2,000  University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences      11/14 at 100.00        Aaa       2,117,100
                Campus, Series 2004B, 5.000%, 11/01/27 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              California - 16.4% (11.0% of Total Investments)

       1,800  California Educational Facilities Authority, Revenue Bonds, Occidental     10/15 at 100.00        Aaa       1,904,112
                College, Series 2005A, 5.000%, 10/01/33 - MBIA Insured
              California Department of Water Resources, Water System Revenue Bonds,
              Central Valley Project, Series 2005AC:
       2,000    5.000%, 12/01/24 - MBIA Insured                                          12/14 at 100.00        AAA       2,137,360
       2,215    5.000%, 12/01/25 - MBIA Insured                                          12/14 at 100.00        AAA       2,359,905
      31,200  Foothill/Eastern Transportation Corridor Agency, California, Toll Road       1/10 at 24.23        AAA       5,865,288
                Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/34 - MBIA Insured
       6,850  Orange County, California, Recovery Certificates of Participation, Series   7/06 at 102.00        AAA       7,212,845
                1996A, 6.000%, 7/01/26 - MBIA Insured
      15,000  Orange County Sanitation District, California, Certificates of              8/13 at 100.00        AAA      15,932,250
                Participation, Series 2003, 5.250%, 2/01/30 - FGIC Insured
      10,000  Orange County Water District, California, Revenue Certificates of           8/13 at 100.00        AAA      10,423,100
                Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured
       1,000  Orange County Water District, California, Revenue Certificates of           2/15 at 100.00        AAA       1,061,570
                Participation, Series 2005B, 5.000%, 8/15/24 - MBIA Insured
       1,435  Pasadena Area Community College District, Los Angeles County, California,   6/13 at 100.00        AAA       1,541,491
                General Obligation Bonds, Series 2003A, 5.000%, 6/01/22 - FGIC Insured
       1,940  Riverside, California, Certificates of Participation, Series 2003,          9/13 at 100.00        AAA       2,071,338
                5.000%, 9/01/20 - AMBAC Insured
      13,000  Sacramento City Financing Authority, California, Capital Improvement       12/09 at 102.00        AAA      14,649,050
                Revenue Bonds, Solid Waste and Redevelopment Projects, Series 1999,
                5.800%, 12/01/19 - AMBAC Insured
              San Diego County, California, Certificates of Participation, Edgemoor
              Facility Project and Regional System, Series 2005:
       1,675    5.000%, 2/01/24 - AMBAC Insured                                           2/15 at 100.00        AAA       1,783,322
         720    5.000%, 2/01/25 - AMBAC Insured                                           2/15 at 100.00        AAA         764,186
       2,000  San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged     8/14 at 100.00        AAA       2,197,360
                Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 - MBIA
                Insured
       5,000  Torrance, California, Certificates of Participation, Series 2005B,            No Opt. Call        AAA       5,305,250
                5.000%, 6/01/24 - AMBAC Insured
      12,500  University of California, Revenue Bonds, Multipurpose Projects, Series      5/13 at 100.00        AAA      13,085,125
                2003A, 5.000%, 5/15/33 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 14.0% (9.4% of Total Investments)

$      1,690  Adams 12 Five Star Schools, Adams County, Colorado, General Obligation     12/15 at 100.00        AAA  $    1,814,316
                Bonds, Series 2005, 5.000%, 12/15/24 - FSA Insured
       1,940  Colorado Educational and Cultural Facilities Authority, Charter School      6/13 at 100.00        AAA       2,075,936
                Revenue Bonds, Adams School District 12 - Pinnacle School, Series 2003,
                5.250%, 6/01/23 - XLCA Insured
       3,405  Colorado Educational and Cultural Facilities Authority, Charter School     12/13 at 100.00        AAA       3,660,954
                Revenue Bonds, Classical Academy, Series 2003, 5.250%, 12/01/23 - XLCA
                Insured
              Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley
              Healthcare Inc., Series 1999A:
       2,480    5.625%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured                12/09 at 101.00        Aaa       2,766,043
       3,500    5.750%, 12/01/23 (Pre-refunded to 12/01/09) - FSA Insured                12/09 at 101.00        Aaa       3,922,275
       6,100  Denver School District 1, Colorado, General Obligation Bonds, Series       12/13 at 100.00        AAA       6,597,089
                2004, 5.000%, 12/01/18 - FSA Insured
      12,955  Denver, Colorado, Airport System Revenue Bonds, Series 1995A, 5.600%,      11/05 at 102.00        AAA      13,383,811
                11/15/20 - MBIA Insured
              Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds,
              Convention Center Hotel, Series 2003A:
       9,670    5.000%, 12/01/19 - XLCA Insured                                          12/13 at 100.00        AAA      10,302,321
      17,145    5.000%, 12/01/33 - XLCA Insured                                          12/13 at 100.00        AAA      17,866,119
       1,325  El Paso County, Colorado, Certificates of Participation, Detention         12/12 at 100.00        AAA       1,385,606
                Facility Project, Series 2002B, 5.000%, 12/01/27 - AMBAC Insured
              Jefferson County School District R1, Colorado, General Obligation Bonds,
              Series 2004:
       2,500    5.000%, 12/15/22 - FSA Insured                                           12/14 at 100.00        AAA       2,688,725
       5,125    5.000%, 12/15/23 - FSA Insured                                           12/14 at 100.00        AAA       5,499,176
       2,000    5.000%, 12/15/24 - FSA Insured                                           12/14 at 100.00        AAA       2,139,440
       1,000  University of Colorado, Enterprise System Revenue Bonds, Series 2005,       6/15 at 100.00        AAA       1,056,350
                5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.6% (0.4% of Total Investments)

       3,140  District of Columbia Housing Finance Agency, GNMA Collateralized Single     6/05 at 100.00        AAA       3,140,565
                Family Mortgage Revenue Bonds, Series 1990C-4, 6.350%, 12/01/24
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Florida - 0.8% (0.5% of Total Investments)

       4,000  Florida State Board of Education, Full Faith and Credit Public Education    6/13 at 101.00        AAA       4,278,560
                Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 3.4% (2.3% of Total Investments)

       4,000  Cobb County Development Authority, Georgia, Parking Revenue Bonds,          7/14 at 100.00        Aaa       4,252,160
                Kennesaw State University, Series 2004, 5.000%, 7/15/24 - MBIA Insured
       1,500  Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%,   5/14 at 100.00        AAA       1,601,385
                5/01/23 - MBIA Insured
              Municipal Electric Authority of Georgia, Combustion Turbine Revenue
              Bonds, Series 2003A:
       1,775    5.000%, 11/01/21 - MBIA Insured                                          11/13 at 100.00        AAA       1,914,657
       2,580    5.000%, 11/01/22 - MBIA Insured                                          11/13 at 100.00        AAA       2,777,963
       4,500  South Fulton Municipal Regional Water and Sewerage Authority, Georgia,      1/13 at 100.00        Aaa       4,696,245
                Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/01/33 - MBIA
                Insured
       3,000  Valdosta and Lowndes County Hospital Authority, Georgia, Revenue           10/12 at 101.00        AAA       3,230,250
                Certificates, South Georgia Medical Center, Series 2002, 5.200%,
                10/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 7.8% (5.3% of Total Investments)

       2,375  Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%,      7/13 at 100.00        AAA       2,556,403
                7/15/19 - FSA Insured
              Hawaii Department of Transportation, Airport System Revenue Refunding
              Bonds, Series 2000B:
       6,105    6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured                  7/10 at 101.00        AAA       6,819,285
       9,500    6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured                  7/10 at 101.00        AAA      10,819,835
      20,000  Hawaii Department of Budget and Finance, Special Purpose Revenue            7/10 at 101.00        AAA      21,829,200
                Refunding Bonds, Hawaiian Electric Company Inc., Series 2000, 5.700%,
                7/01/20 (Alternative Minimum Tax) - AMBAC Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.2% (0.1% of Total Investments)

$        855  Idaho Housing and Finance Association, Single Family Mortgage Bonds,        1/08 at 101.50        AAA  $      887,225
                Series 1998E, 5.450%, 7/01/18 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 6.2% (4.2% of Total Investments)

       7,000  Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B,        1/06 at 102.00        AAA       7,219,940
                5.125%, 1/01/25 - FGIC Insured
       8,370  Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.625%,     1/07 at 101.00        AAA       8,829,680
                1/01/17 (Pre-refunded to 1/01/07) - MBIA Insured
       4,115  Chicago Park District, Illinois, Limited Tax General Obligation Park        7/11 at 100.00        AAA       4,542,837
                Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured
       1,950  Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM            No Opt. Call        AAA       2,359,129
                Healthcare System, Series 1992AA, 6.550%, 6/01/14 - MBIA Insured
              Illinois Health Facilities Authority, Revenue Bonds, Lutheran General
              Health System, Series 1993A:
       3,625    6.125%, 4/01/12 - FSA Insured                                               No Opt. Call        AAA       4,005,915
       5,000    6.250%, 4/01/18 - FSA Insured                                               No Opt. Call        AAA       6,083,950
         400  Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family   10/05 at 105.00        AAA         406,668
                Mortgage Revenue Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative
                Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 2.3% (1.5% of Total Investments)

              Hamilton County Public Building Corporation, Indiana, First Mortgage
              Bonds, Series 2004:
       2,105    5.000%, 8/01/23 - FSA Insured                                             8/14 at 100.00        AAA       2,230,921
       2,215    5.000%, 8/01/24 - FSA Insured                                             8/14 at 100.00        AAA       2,339,837
       1,625  Hammond Multi-School Building Corporation, Lake County, Indiana, First      7/13 at 100.00        AAA       1,717,511
                Mortgage Revenue Bonds, Series 2003B, 5.000%, 1/15/21 - FGIC Insured
       5,285  Logansport School Building Corporation, Indiana, First Mortgage Bonds,      7/11 at 100.00        AAA       5,828,668
                Series 2001, 5.125%, 1/15/22 (Pre-refunded to 7/15/11) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.8% (0.5% of Total Investments)

       2,300  Butler County Unified School District 394, Kansas, General Obligation       9/14 at 100.00        AAA       2,474,869
                Bonds, Series 2004, 5.000%, 9/01/21 - FSA Insured
       1,500  Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27   9/14 at 101.00        AAA       1,599,015
                - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 1.1% (0.8% of Total Investments)

       7,000  Kentucky Economic Development Finance Authority, Health System Revenue        No Opt. Call        AAA       2,210,180
                Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 - MBIA
                Insured
       3,575  Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,       7/15 at 100.00        AAA       3,803,478
                Revitalization Project, Series 2005B, 5.000%, 7/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 1.5% (1.0% of Total Investments)

       1,640  Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General   7/14 at 100.00        AAA       1,765,985
                Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured
              Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
       1,200    5.000%, 5/01/25 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       1,274,844
       2,210    5.000%, 5/01/26 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       2,337,473
       2,500    5.000%, 5/01/27 (WI, settling 5/12/05) - FGIC Insured                     5/15 at 100.00        AAA       2,644,200
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 3.9% (2.6% of Total Investments)

       4,910  Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C,     No Opt. Call        AAA       5,616,009
                5.500%, 11/01/15 - MBIA Insured
       3,000  Massachusetts Development Finance Authority, Revenue Bonds, WGBH              No Opt. Call        AAA       3,712,530
                Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
       2,600  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,  10/13 at 100.00        AAA       2,722,122
                Simmons College, Series 2003F, 5.000%, 10/01/33 - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)

$      1,075  Massachusetts Housing Finance Agency, Single Family Housing Revenue         6/05 at 100.00        AAA  $    1,077,989
                Bonds, Series 48, 6.350%, 6/01/26 (Alternative Minimum Tax) (Pre-
                refunded to 6/01/05) - MBIA Insured
       1,500  Massachusetts Housing Finance Agency, Single Family Housing Revenue         6/07 at 102.00        AAA       1,561,425
                Bonds, Series 53, 6.150%, 12/01/29 (Alternative Minimum Tax) - MBIA
                Insured
              Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series
              2004:
       3,650    5.250%, 1/01/22 - FGIC Insured                                            1/14 at 100.00        AAA       3,971,602
       2,000    5.250%, 1/01/24 - FGIC Insured                                            1/14 at 100.00        AAA       2,170,120
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 2.9% (1.9% of Total Investments)

       4,705  Grand Valley State University, Michigan, General Revenue Bonds, Series     12/10 at 100.00        AAA       5,079,847
                2000, 5.250%, 12/01/20 - FGIC Insured
      10,000  Michigan Housing Development Authority, Rental Housing Revenue Bonds,       4/07 at 102.00        AAA      10,374,700
                Series 1997A, 6.000%, 4/01/16 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.2% (0.1% of Total Investments)

       1,085  Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D,       8/05 at 102.00        AAA       1,107,752
                5.950%, 2/01/18 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.6% (1.1% of Total Investments)

       1,000  Hazelwood Industrial Development Authority, Missouri, GNMA Collateralized   9/06 at 102.00        AAA       1,039,860
                Project Multifamily Housing Revenue Refunding Bonds, Lakes Apartments
                Project, Series 1996, 6.000%, 9/20/16
       4,500  Kansas City Land Clearance Redevelopment Authority, Missouri, Lease        12/05 at 102.00        AAA       4,667,580
                Revenue Bonds, Municipal Auditorium and Muehlebach Hotel Redevelopment
                Projects, Series 1995A, 5.900%, 12/01/18 - FSA Insured
       1,000  Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue   1/06 at 101.00        AAA       1,030,710
                Bonds, Capital Improvements, Series 1996B, 5.750%, 1/15/14 - AMBAC
                Insured
       1,030  Missouri Housing Development Commission, Multifamily Housing Revenue       12/06 at 102.00        AAA       1,066,544
                Bonds, Brookstone Village Apartments, Series 1996A, 6.000%, 12/01/16
                (Alternative Minimum Tax) - FSA Insured
         750  Missouri Western State College, Auxiliary System Revenue Bonds, Series     10/13 at 100.00        AAA         784,695
                2003, 5.000%, 10/01/33 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.4% (0.3% of Total Investments)

              Nebraska Public Power District, General Revenue Bonds, Series 2005A:
       1,000    5.000%, 1/01/24 - FSA Insured                                             1/15 at 100.00        AAA       1,063,400
       1,000    5.000%, 1/01/25 - FSA Insured                                             1/15 at 100.00        AAA       1,060,140
-----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 6.8% (4.6% of Total Investments)

       3,280  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series        7/14 at 100.00        AAA       3,488,510
                2004A-2, 5.125%, 7/01/24 - FGIC Insured
       5,000  Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power    6/05 at 100.00        AAA       5,049,800
                Company, Series 1992A, 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC
                Insured
       5,000  Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas   7/10 at 102.00        AAA       5,572,800
                Corporation, Series 2000C, 5.950%, 12/01/38 (Alternative Minimum Tax) -
                AMBAC Insured
              Director of Nevada State Department of Business and Industry, Revenue
              Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       5,000    0.000%, 1/01/27 - AMBAC Insured                                             No Opt. Call        AAA       1,688,650
       5,500    5.625%, 1/01/32 - AMBAC Insured                                           1/10 at 102.00        AAA       6,042,850
              Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
              Series 1999:
       2,695    5.750%, 7/01/15 (Pre-refunded to 7/01/09) - AMBAC Insured                 7/09 at 101.00        AAA       3,002,230
       6,500    5.750%, 7/01/17 (Pre-refunded to 7/01/09) - AMBAC Insured                 7/09 at 101.00        AAA       7,241,000
       4,000    6.000%, 7/01/19 (Pre-refunded to 7/01/09) - AMBAC Insured                 7/09 at 101.00        AAA       4,494,880

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 2.4% (1.6% of Total Investments)

              Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds,
              Project Consolidation, Series 2004:
$      2,000    5.125%, 10/01/21 - MBIA Insured                                          10/14 at 100.00        Aaa  $    2,166,140
       2,250    5.125%, 10/01/22 - MBIA Insured                                          10/14 at 100.00        Aaa       2,429,595
       1,560  Mount Olive Township Board of Education, Morris County, New Jersey,         1/15 at 100.00        Aaa       1,673,381
                General Obligation Bonds, Series 2004, 5.000%, 1/15/22 - MBIA Insured
              New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle
              Surcharge, Series 2004A:
       1,475    5.000%, 7/01/22 - MBIA Insured                                            7/14 at 100.00        AAA       1,578,471
       1,475    5.000%, 7/01/23 - MBIA Insured                                            7/14 at 100.00        AAA       1,573,810
       3,075  New Jersey Transit Corporation, Certificates of Participation Refunding,      No Opt. Call        AAA       3,508,514
                Series 2003, 5.500%, 10/01/15 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.5% (0.3% of Total Investments)

              New Mexico Finance Authority, Public Project Revolving Fund Revenue
              Bonds, Series 2004C:
       1,415    5.000%, 6/01/22 - AMBAC Insured                                           6/14 at 100.00        AAA       1,511,432
       1,050    5.000%, 6/01/24 - AMBAC Insured                                           6/14 at 100.00        AAA       1,115,825
-----------------------------------------------------------------------------------------------------------------------------------
              New York - 10.7% (7.2% of Total Investments)

       1,755  Nassau County, New York, General Obligation Improvement Bonds, Series       3/10 at 100.00        AAA       1,974,252
                2000E, 6.000%, 3/01/16 (Pre-refunded to 3/01/10) - FSA Insured
       2,265  Nassau County, New York, General Obligation Improvement Bonds, Series       3/10 at 100.00        AAA       2,645,452
                2000F, 7.000%, 3/01/14 (Pre-refunded to 3/01/10) - FSA Insured
       7,500  Nassau Health Care Corporation, New York, County Guaranteed Revenue         8/09 at 102.00        AAA       8,458,050
                Bonds, Series 1999, 5.750%, 8/01/29 (Pre-refunded to 8/01/09) - FSA
                Insured
       7,900  New York City, New York, General Obligation Bonds, Fiscal Series 1996I,     3/06 at 101.50        AAA       8,226,270
                5.875%, 3/15/18 - FSA Insured
       5,000  New York City, New York, General Obligation Bonds, Fiscal Series 2004E,    11/14 at 100.00        AAA       5,353,350
                5.000%, 11/01/21 - FSA Insured
       1,250  New York City Municipal Water Finance Authority, New York, Water and        6/15 at 100.00        AAA       1,328,037
                Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 -
                MBIA Insured
       1,785  Dormitory Authority of the State of New York, Revenue Bonds, Mental         2/15 at 100.00        AAA       1,897,848
                Health Services Facilities Improvements, Series 2005A, 5.000%, 2/15/24
                - AMBAC Insured
       1,230  Dormitory Authority of the State of New York, Revenue Bonds, Mental         2/15 at 100.00        AAA       1,307,761
                Health Services Facilities Improvements, Series 2005D, 5.000%, 8/15/24
                - FGIC Insured
       1,120  Dormitory Authority of the State of New York, FHA-Insured Mortgage          2/15 at 100.00        AAA       1,195,197
                Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC
                Insured
              Dormitory Authority of the State of New York, Insured Revenue Bonds, New
              Island Hospital, Series 1999B:
       3,400    5.750%, 7/01/19 - MBIA Insured                                            7/09 at 101.00        AAA       3,738,402
       5,750    6.000%, 7/01/24 - MBIA Insured                                            7/09 at 101.00        AAA       6,381,350
       9,095  New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds,    5/06 at 102.00        AAA       9,558,117
                Housing Project, Series 1996A, 6.125%, 11/01/20 - FSA Insured
              New York City Sales Tax Asset Receivable Corporation, New York, Dedicated
              Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
       3,225    5.000%, 10/15/24 - MBIA Insured                                          10/14 at 100.00        AAA       3,449,363
       1,665    5.000%, 10/15/25 - MBIA Insured                                          10/14 at 100.00        AAA       1,779,485
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.7% (1.2% of Total Investments)

       1,250  Appalachian State University, North Carolina, Revenue Bonds, Series 2005,   7/15 at 100.00        Aaa       1,322,263
                5.000%, 7/15/30 - MBIA Insured
              Mooresville, North Carolina, Enterprise System Revenue Bonds, Series
              2004:
       2,225    5.000%, 5/01/23 - FGIC Insured                                            5/14 at 100.00        AAA       2,369,002
       2,335    5.000%, 5/01/24 - FGIC Insured                                            5/14 at 100.00        AAA       2,477,832
       2,900  Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,    5/15 at 100.00        Aaa       3,102,855
                Series 2005A, 5.000%, 5/01/21 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 3.8% (2.5% of Total Investments)

$     10,715  Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated       6/10 at 101.00        AAA  $   11,715,995
                Group, Series 2000A, 5.600%, 6/01/21 - FSA Insured
       8,000  North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%,      12/10 at 100.00        AAA       8,464,080
                12/01/25 (Alternative Minimum Tax) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.5% (0.4% of Total Investments)

       1,930  Marysville Exempted Village School District, Ohio, Certificates of          6/15 at 100.00        AAA       2,110,301
                Participation, School Facilities Project, Series 2005, 5.250%, 12/01/22
                - MBIA Insured
         700  Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%,       12/13 at 100.00        AAA         767,956
                12/01/26 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 1.1% (0.7% of Total Investments)

              Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax Exempt Bonds,
              Twenty Seventh Series 2000A:
       1,320    5.125%, 7/01/20 - FSA Insured                                             7/10 at 100.00        AAA       1,382,476
       4,040    5.250%, 7/01/21 - FSA Insured                                             7/10 at 100.00        AAA       4,320,336
-----------------------------------------------------------------------------------------------------------------------------------
              Oregon - 3.6% (2.4% of Total Investments)

       2,110  Oregon Department of Administrative Services, Certificates of               5/15 at 100.00        AAA       2,217,146
                Participation, Series 2005A, 5.000%, 5/01/30 (WI, settling 5/03/05) -
                FSA Insured
              Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds,
              Series 2000A:
       4,405    5.700%, 6/15/17 - AMBAC Insured                                           6/10 at 101.00        Aaa       4,925,319
       3,665    5.750%, 6/15/18 - AMBAC Insured                                           6/10 at 101.00        Aaa       4,102,784
       4,265    5.750%, 6/15/19 - AMBAC Insured                                           6/10 at 101.00        Aaa       4,774,454
       1,375    5.750%, 6/15/20 - AMBAC Insured                                           6/10 at 101.00        Aaa       1,527,089
       1,520  Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds,      7/10 at 100.00        Aaa       1,589,449
                Lovejoy Station Apartments, Series 2000, 6.000%, 7/01/33 (Alternative
                Minimum Tax) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 11.6% (7.7% of Total Investments)

      12,620  Allegheny County Hospital Development Authority, Pennsylvania, Insured     11/10 at 102.00        AAA      14,599,573
                Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%,
                11/15/30 - MBIA Insured
       9,485  Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds,    11/09 at 102.00        AAA      10,820,962
                Reading Hospital and Medical Center, Series 1999, 6.000%, 11/01/19
                (Pre-refunded to 11/01/09) - FSA Insured
       5,780  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,        5/15 at 100.00        AAA       6,108,593
                Drexel University, Series 2005A, 5.000%, 5/01/28 - MBIA Insured
              Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance,
              Fifth Series 2004A-1:
       5,235    5.000%, 9/01/24 - FSA Insured                                             9/14 at 100.00        AAA       5,505,074
       3,000    5.000%, 9/01/25 - FSA Insured                                             9/14 at 100.00        AAA       3,145,350
              Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
              1997A:
       2,360    5.125%, 8/01/27 - AMBAC Insured                                           8/07 at 102.00        AAA       2,484,726
      10,370    5.125%, 8/01/27 - AMBAC Insured                                           8/07 at 102.00        AAA      10,919,195
       2,500  Seneca Valley School District, Butler County, Pennsylvania, General         7/14 at 100.00        Aaa       2,685,600
                Obligation Bonds, Series 2004, 5.125%, 1/01/23 - FGIC Insured
       1,705  Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005,     6/15 at 100.00        Aaa       1,812,586
                5.000%, 12/15/25 - AMBAC Insured
       3,650  State Public School Building Authority, Pennsylvania, Lease Revenue         6/13 at 100.00        AAA       3,804,359
                Bonds, Philadelphia School District Project, Series 2003, 5.000%,
                6/01/29 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 1.3% (0.9% of Total Investments)

       2,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,   7/15 at 100.00        AAA       2,714,725
                5.000%, 7/01/22 - FGIC Insured
       4,000  Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/17 - FSA   8/12 at 100.00        AAA       4,372,520
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 1.0% (0.7% of Total Investments)

       5,000  South Carolina Public Service Authority, Revenue Bonds, Santee Cooper       1/14 at 100.00        AAA       5,346,050
                Electric System, Series 2004A, 5.000%, 1/01/20 - AMBAC Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Texas - 15.5% (10.4% of Total Investments)

              Brazos River Authority, Texas, Revenue Refunding Bonds, Houston
              Industries Inc., Series 1998C:
$     10,000    5.125%, 5/01/19 - AMBAC Insured                                           5/08 at 102.00        AAA  $   10,661,000
       9,000    5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured                 11/08 at 102.00        AAA       9,556,650
              Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
       3,475    5.000%, 7/15/22 - FSA Insured                                             7/14 at 100.00        AAA       3,685,863
       3,645    5.000%, 7/15/23 - FSA Insured                                             7/14 at 100.00        AAA       3,858,743
      12,500  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding     11/09 at 100.00        AAA      13,222,250
                and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 (Alternative
                Minimum Tax) - FGIC Insured
       3,895  Denton, Texas, Utility System Revenue Bonds, Series 2000A, 5.625%,         12/10 at 100.00        AAA       4,321,736
                12/01/19 - FSA Insured
       4,485  Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds,    5/12 at 100.00        AAA       4,752,216
                Transmission Services Corporation, Series 2003B, 5.000%, 5/15/21 - FSA
                Insured
      10,000  Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds,    5/13 at 100.00        AAA      10,360,800
                Transmission Services Corporation, Series 2003C, 5.000%, 5/15/33 -
                AMBAC Insured
       4,151  Panhandle Regional Housing Finance Corporation, Texas, GNMA                 7/12 at 105.00        Aaa       4,540,737
                Collateralized Multifamily Housing Mortgage Revenue Bonds, Renaissance
                of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
              Tarrant County Health Facilities Development Corporation, Texas, Hospital
              Revenue Bonds, Cook Children's Healthcare System, Series 2000A:
       6,725    5.750%, 12/01/17 - FSA Insured                                           12/10 at 101.00        AAA       7,501,267
       7,500    5.750%, 12/01/24 - FSA Insured                                           12/10 at 101.00        AAA       8,330,325
       2,300  Texas State University System, Financing Revenue Refunding Bonds, Series    3/12 at 100.00        AAA       2,454,376
                2002, 5.000%, 3/15/18 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Utah - 3.3% (2.2% of Total Investments)

       8,600  Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds,     7/13 at 100.00        AAA       9,284,216
                Series 2003A, 5.000%, 7/01/18 - FSA Insured
       2,385  Mountain Regional Water Special Service District, Utah, Water Revenue      12/13 at 100.00        AAA       2,492,802
                Bonds, Series 2003, 5.000%, 12/15/33 - MBIA Insured
       5,525  Utah Transit Authority, Sales Tax Revenue Bonds, Series 2002A, 5.000%,     12/12 at 100.00        AAA       5,847,660
                6/15/24 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Vermont - 0.3% (0.2% of Total Investments)

       1,320  Vermont Educational and Health Buildings Financing Agency, Revenue Bonds,  12/10 at 101.00        AAA       1,489,858
                Fletcher Allen Health Care Inc., Series 2000A, 6.000%, 12/01/23 - AMBAC
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.8% (0.5% of Total Investments)

              Loudoun County Industrial Development Authority, Virginia, Public Safety
              Facilities Lease Revenue Bonds, Series 2003A:
       1,150    5.250%, 12/15/22 - FSA Insured                                            6/14 at 100.00        AAA       1,251,902
         500    5.250%, 12/15/23 - FSA Insured                                            6/14 at 100.00        AAA         543,510
       2,250  Virginia Housing Development Authority, Multifamily Housing Bonds, Series   1/08 at 102.00        AAA       2,354,760
                1997B, 6.050%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Washington - 8.4% (5.6% of Total Investments)

      10,000  Chelan County Public Utility District 1, Washington, Hydro Consolidated     7/11 at 101.00        AAA      10,722,700
                System Revenue Bonds, Series 2001B, 5.600%, 1/01/36 (Alternative
                Minimum Tax) - MBIA Insured
       1,370  Clark County School District 101, La Center, Washington, General           12/12 at 100.00        Aaa       1,456,091
                Obligation Bonds, Series 2002, 5.000%, 12/01/22 - FSA Insured
       5,230  Douglas County Public Utility District 1, Washington, Revenue Bonds,        9/09 at 102.00        AAA       5,848,761
                Wells Hydroelectric, Series 1999A, 6.125%, 9/01/29 (Alternative Minimum
                Tax) - MBIA Insured
       5,000  Seattle, Washington, Municipal Light and Power Revenue Bonds, Series        8/14 at 100.00        AAA       5,299,100
                2004, 5.000%, 8/01/23 - FSA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

              Tacoma, Washington, General Obligation Bonds, Series 2004:
$      1,545  5.000%, 12/01/19 - MBIA Insured                                            12/14 at 100.00        AAA  $    1,662,018
       1,620  5.000%, 12/01/20 - MBIA Insured                                            12/14 at 100.00        AAA       1,736,041
       1,695  5.000%, 12/01/21 - MBIA Insured                                            12/14 at 100.00        AAA       1,810,870
      10,855  Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 -       No Opt. Call        AAA       5,514,123
                FGIC Insured
       6,200  Washington, General Obligation Various Purpose Bonds, Series 2003A,         7/12 at 100.00        AAA       6,582,912
                5.000%, 7/01/20 - FGIC Insured
       3,950  Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish   11/08 at 101.00        Aaa       4,180,799
                Health Services, Series 1998, 5.125%, 11/15/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 1.5% (1.0% of Total Investments)

       8,000  Pleasants County, West Virginia, Pollution Control Revenue Bonds,           5/05 at 102.00        AAA       8,201,600
                Monongahela Power Company Pleasants Station Project, Series 1995C,
                6.150%, 5/01/15 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 6.6% (4.4% of Total Investments)

       1,000  Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%,     11/14 at 100.00        Aaa       1,072,460
                11/01/21 - FSA Insured
       7,000  La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern     No Opt. Call        AAA       8,410,080
                States Power Company Project, Series 1996, 6.000%, 11/01/21
                (Alternative Minimum Tax) - MBIA Insured
      12,750  Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%,  12/10 at 100.00        Aaa      13,880,411
                12/01/25 (Alternative Minimum Tax) - FGIC Insured
       6,250  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       8/06 at 102.00        AAA       6,579,563
                Sinai Samaritan Medical Center Inc., Series 1996, 5.750%, 8/15/16 -
                MBIA Insured
       5,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       8/05 at 102.00        AAA       5,146,250
                Mercy Health System Corporation, Series 1995, 6.125%, 8/15/13 - AMBAC
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
$    781,456  Total Long-Term Investments (cost $752,143,435) - 149.2%                                                  799,343,060
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                                        5,207,002
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (50.2)%                                                         (268,900,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  535,650,062
              =====================================================================================================================

                  All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

             (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

              ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

Nuveen Insured Dividend Advantage Municipal Fund (NVG)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Alabama - 4.3% (2.9% of Total Investments)

$      5,310  Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002,          5/12 at 101.00        AAA  $    5,719,401
                5.300%, 5/01/32 - MBIA Insured
       3,045  Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 -   3/12 at 101.00        AAA       3,277,851
                MBIA Insured
      10,000  Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,      2/09 at 101.00        AAA      10,934,800
                Series 1999A, 5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Alaska - 3.4% (2.3% of Total Investments)

      15,000  Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%,  10/12 at 100.00        AAA      16,022,550
                10/01/27 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.1% (0.8% of Total Investments)

       5,000  Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport        7/12 at 100.00        AAA       5,214,900
                Revenue Bonds, Series 2002B, 5.250%, 7/01/32 (Alternative Minimum Tax)
                - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              California - 10.6% (7.1% of Total Investments)

              California Educational Facilities Authority, Revenue Bonds, Occidental
              College, Series 2005A:
       1,485    5.000%, 10/01/26 - MBIA Insured                                          10/15 at 100.00        Aaa       1,579,877
       1,565    5.000%, 10/01/27 - MBIA Insured                                          10/15 at 100.00        Aaa       1,660,919
       8,890  California, General Obligation Veterans Welfare Bonds, Series 1997BH,      12/08 at 101.00        AA-       9,138,653
                5.400%, 12/01/14 (Alternative Minimum Tax)
       3,200  California, Various Purpose General Obligation Bonds, Series 2000,          9/10 at 100.00        AAA       3,476,576
                5.250%, 9/01/17 - MBIA Insured
      10,000  California, General Obligation Refunding Bonds, Series 2002, 5.000%,          No Opt. Call        AAA      10,504,700
                2/01/23 - MBIA Insured
       3,000  California, General Obligation Veterans Welfare Bonds, Series 2001BZ,       6/07 at 101.00        AAA       3,064,800
                5.375%, 12/01/24 (Alternative Minimum Tax) - MBIA Insured
       7,935  Los Angeles, California, Certificates of Participation, Real Property       4/12 at 100.00        AAA       8,425,938
                Acquisition Program, Series 2002, 5.300%, 4/01/32 - AMBAC Insured
       1,000  Los Angeles Convention and Exhibition Center Authority, California,        12/05 at 100.00        AAA       1,037,250
                Certificates of Participation, Series 1985, 9.000%, 12/01/20 (Pre-
                refunded to 12/01/05)
       7,500  Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric    7/08 at 101.00        AAA       7,944,150
                Project 1, Series 1998A, 5.200%, 7/01/32 - MBIA Insured
       2,320  Sacramento Municipal Utility District, California, Electric Revenue         8/11 at 100.00        AAA       2,544,715
                Bonds, Series 2001P, 5.250%, 8/15/18 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 0.9% (0.6% of Total Investments)

       1,580  Gunnison Watershed School District RE1J, Gunnison and Saguache Counties,      No Opt. Call        Aaa       1,753,437
                Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/15 - FSA
                Insured
              Sand Creek Metropolitan District, Colorado, General Obligation Bonds,
              Series 2004:
       1,095    5.000%, 12/01/13 - XLCA Insured                                             No Opt. Call        AAA       1,197,372
       1,170    5.000%, 12/01/14 - XLCA Insured                                          12/13 at 100.00        AAA       1,272,749
-----------------------------------------------------------------------------------------------------------------------------------
              Florida - 16.1% (10.9% of Total Investments)

              Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
       2,305    5.250%, 12/01/17 - MBIA Insured                                          12/13 at 100.00        AAA       2,531,051
       1,480    5.250%, 12/01/18 - MBIA Insured                                          12/13 at 100.00        AAA       1,619,490
      11,600  Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue    10/12 at 100.00        AAA      12,151,928
                Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative Minimum Tax) - FSA
                Insured
       6,000  JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A,        4/07 at 100.00        AAA       6,232,140
                5.500%, 10/01/41 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$      8,155  Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series    10/11 at 100.00        Aaa  $    8,908,359
                2001, 5.625%, 10/01/13 (Alternative Minimum Tax) - MBIA Insured
      15,000  Miami-Dade County School Board, Florida, Certificates of Participation,       No Opt. Call        AAA      15,831,150
                Series 2003A, 5.000%, 8/01/27 (Mandatory put 8/01/08) - MBIA Insured
              Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
              Airport, Series 2002:
       7,165    5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured                10/12 at 100.00        AAA       7,891,603
       5,600    5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured                10/12 at 100.00        AAA       6,218,072
      10,000    5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured                10/12 at 100.00        AAA      10,488,700
       2,000    5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured                10/12 at 100.00        AAA       2,115,020
       1,000  Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%,      1/13 at 100.00        AAA       1,062,060
                1/01/25 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.6% (0.4% of Total Investments)

       1,000  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,         11/14 at 100.00        AAA       1,067,580
                5.000%, 11/01/22 - FSA Insured
       1,695  Georgia Housing and Finance Authority, Single Family Mortgage Bonds,       12/11 at 100.00        AAA       1,759,817
                Series 2002B-2, 5.500%, 6/01/32 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 14.0% (9.4% of Total Investments)

      10,000  Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%,      1/12 at 100.00        AAA      10,840,300
                1/01/38 - FGIC Insured
       5,000  Chicago, Illinois, General Obligation Refunding Bonds, Series 2001A,        1/11 at 101.00        AAA       5,456,800
                5.500%, 1/01/38 - MBIA Insured
              Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds,
              O'Hare International Airport, Series 2001C:
       4,250    5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       4,586,175
       4,485    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       4,835,279
       4,730    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       5,089,433
       2,930    5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured                 1/11 at 101.00        AAA       3,140,521
       3,000  Chicago, Illinois, General Airport Third Lien Revenue Refunding Bonds,      1/12 at 100.00        AAA       3,292,620
                O'Hare International Airport, Series 2002A, 5.750%, 1/01/17
                (Alternative Minimum Tax) - MBIA Insured
      12,765  Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996,          1/07 at 102.00        AAA      13,561,919
                5.500%, 1/01/23 (Pre-refunded to 1/01/07) - MBIA Insured
       4,000  Cicero, Cook County, Illinois, General Obligation Corporate Purpose        12/12 at 101.00        AAA       4,281,280
                Bonds, Series 2002, 5.000%, 12/01/21 - MBIA Insured
       1,500  DuPage County Community School District 200, Wheaton, Illinois, General    10/13 at 100.00        Aaa       1,642,785
                Obligation Bonds, Series 2003C, 5.250%, 10/01/22 - FSA Insured
       5,000  Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002,    4/12 at 100.00        AAA       5,415,350
                5.250%, 4/01/23 - FSA Insured
       2,700  University of Illinois, Certificates of Participation, Utility              8/11 at 100.00        AAA       2,960,442
                Infrastructure Projects, Series 2001A, 5.000%, 8/15/20 (Pre-refunded to
                8/15/11) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 16.9% (11.4% of Total Investments)

       3,380  Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series         7/13 at 100.00        AAA       3,640,564
                2003A, 5.000%, 7/01/20 - AMBAC Insured
              Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment
              District, Series 2002D:
       2,500    5.375%, 4/01/23 - AMBAC Insured                                           4/12 at 100.00        AAA       2,707,550
       7,075    5.250%, 4/01/26 - AMBAC Insured                                           4/12 at 100.00        AAA       7,635,977
       7,000    5.250%, 4/01/30 - AMBAC Insured                                           4/12 at 100.00        AAA       7,505,960
      10,000  Indiana Health Facility Financing Authority, Hospital Revenue Bonds,        7/12 at 100.00        AAA      10,536,200
                Marion General Hospital, Series 2002, 5.250%, 7/01/32 - AMBAC Insured
      25,000  Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks        7/12 at 100.00        AAA      26,758,250
                Project, Series 2002A, 5.250%, 7/01/33 - MBIA Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana (continued)

              New Albany-Floyd County School Building Corporation, Indiana, First
              Mortgage Bonds, Series 2002:
$      2,500    5.750%, 7/15/17 (Pre-refunded to 7/15/12) - FGIC Insured                  7/12 at 100.00        AAA  $    2,829,225
       3,810    5.750%, 7/15/20 (Pre-refunded to 7/15/12) - FGIC Insured                  7/12 at 100.00        AAA       4,277,106
              Northern Wells Community School Building Corporation, Wells County,
              Indiana, First Mortgage Bonds, Series 2001:
         420    5.250%, 1/15/19 - FGIC Insured                                            7/12 at 100.00        AAA         455,759
         430    5.250%, 7/15/19 - FGIC Insured                                            7/12 at 100.00        AAA         467,565
       1,675    5.400%, 7/15/23 - FGIC Insured                                            7/12 at 100.00        AAA       1,822,718
       6,960  Valparaiso Middle School Building Corporation, Indiana, First Mortgage      1/13 at 100.00        AAA       7,422,701
                Refunding Bonds, Series 2002, 5.000%, 7/15/24 - MBIA Insured
       2,490  Whitley County Middle School Building Corporation, Columbia City,           7/13 at 100.00        AAA       2,680,535
                Indiana, First Mortgage Bonds, Series 2003, 5.000%, 1/15/18 - FSA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.7% (0.5% of Total Investments)

       3,085  New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002,    9/12 at 100.00        AAA       3,319,923
                5.125%, 9/01/21 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 3.5% (2.4% of Total Investments)

       5,000  Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B,   8/14 at 100.00        AAA       5,500,300
                5.000%, 8/01/22 (Pre-refunded to 8/01/14) - AMBAC Insured
      10,000  Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant      No Opt. Call        Aaa      10,919,900
                Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 2.4% (1.6% of Total Investments)

      10,000  Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A,    1/10 at 101.00        AAA      11,232,900
                5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Missouri - 2.4% (1.6% of Total Investments)

       1,600  St. Louis County Pattonville School District R3, Missouri, General          3/14 at 100.00        AAA       1,759,472
                Obligation Bonds, Series 2004, 5.250%, 3/01/19 - FSA Insured
       8,735  St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program,    7/11 at 100.00        AAA       9,221,277
                Series 2001A, 5.250%, 7/01/31 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.5% (0.2% of Total Investments)

              Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
              Series 2003A:
       1,000    5.250%, 4/01/20 - FSA Insured                                             4/13 at 100.00        AAA       1,096,930
       1,000    5.250%, 4/01/21 - FSA Insured                                             4/13 at 100.00        AAA       1,096,930
-----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 4.2% (2.9% of Total Investments)

       9,810  Clark County School District, Nevada, General Obligation Bonds, Series      6/12 at 100.00        AAA      10,431,463
                2002C, 5.000%, 6/15/21 - MBIA Insured
       8,750  Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series        7/11 at 100.00        AAA       9,357,250
                2001A, 5.250%, 7/01/34 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 0.6% (0.4% of Total Investments)

       2,345  Bernards Township School District, Somerset County, New Jersey, General     1/14 at 100.00        AAA       2,570,190
                Obligation Bonds, Series 2004, 5.000%, 1/01/15 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New York - 2.5% (1.7% of Total Investments)

      10,000  Metropolitan Transportation Authority, New York, Transportation Revenue    11/12 at 100.00        AAA      10,443,500
                Refunding Bonds, Series 2002A, 5.000%, 11/15/30 - FSA Insured
       1,120  Dormitory Authority of the State of New York, FHA-Insured Mortgage          2/15 at 100.00        AAA       1,195,197
                Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC
                Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 0.6% (0.4% of Total Investments)

$      2,435  North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue       10/13 at 100.00        AAA  $    2,698,029
                Bonds, Betsy Johnson Regional Hospital Project, Series 2003, 5.375%,
                10/01/24 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oregon - 3.7% (2.5% of Total Investments)

       4,725  Clackamas County School District 62, Oregon City, Oregon, General           6/14 at 100.00        AAA       5,186,585
                Obligation Bonds, Series 2004, 5.000%, 6/15/15 - FSA Insured
              Oregon, General Obligation Veterans Welfare Bonds, Series 82:
       6,715    5.375%, 12/01/31                                                         12/11 at 100.00         AA       6,938,274
       3,130    5.500%, 12/01/42                                                         12/11 at 100.00         AA       3,234,699
       1,615  Oregon Department of Administrative Services, State Lottery Revenue         4/14 at 100.00        AAA       1,758,525
                Bonds, Series 2004A, 5.000%, 4/01/17 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.9% (3.3% of Total Investments)

       4,500  Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds,              No Opt. Call        AAA       5,001,480
                Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/13
                (Alternative Minimum Tax) - MBIA Insured
       5,000  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,        7/08 at 100.00        AAA       5,297,850
                University of Pennsylvania, Series 1998, 5.500%, 7/15/38 - MBIA Insured
       1,000  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,       11/13 at 100.00         AA       1,078,150
                Lycoming College, Series 2003-AA2, 5.250%, 11/01/16 - RAAI Insured
              Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
       3,090    5.250%, 2/15/14 - XLCA Insured                                            2/13 at 100.00        AAA       3,388,988
       1,000    5.250%, 2/15/15 - XLCA Insured                                            2/13 at 100.00        AAA       1,087,960
              Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds,
              Series 2003B:
       3,540    5.250%, 11/15/16 - FSA Insured                                           11/13 at 100.00        AAA       3,854,033
       2,000    5.250%, 11/15/18 - FSA Insured                                           11/13 at 100.00        AAA       2,165,700
       1,000  State Public School Building Authority, Pennsylvania, Lease Revenue         6/13 at 100.00        AAA       1,065,360
                Bonds, Philadelphia School District Project, Series 2003, 5.000%,
                6/01/23 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.8% (0.5% of Total Investments)

              Greenville, South Carolina, Tax Increment Revenue Improvement Bonds,
              Series 2003:
       1,000    5.500%, 4/01/17 - MBIA Insured                                            4/13 at 100.00        AAA       1,118,950
       2,300    5.000%, 4/01/21 - MBIA Insured                                            4/13 at 100.00        AAA       2,473,696
-----------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 9.2% (6.2% of Total Investments)

      10,000  Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis  11/12 at 100.00        AAA      10,559,900
                Arena, Series 2002A, 5.125%, 11/01/28 - AMBAC Insured
      10,000  Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis  11/12 at 100.00        AAA      10,546,700
                Arena, Series 2002B, 5.125%, 11/01/29 - AMBAC Insured
              Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
       1,495    5.000%, 10/01/19 - FSA Insured                                           10/14 at 100.00        AAA       1,621,746
       1,455    5.000%, 10/01/20 - FSA Insured                                           10/14 at 100.00        AAA       1,572,404
       1,955    5.000%, 10/01/21 - FSA Insured                                           10/14 at 100.00        AAA       2,106,356
      15,195  Tennessee State School Bond Authority, Higher Educational Facilities        5/12 at 100.00        AAA      16,290,863
                Second Program Bonds, Series 2002A, 5.250%, 5/01/32 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Texas - 27.1% (18.3% of Total Investments)

       3,500  Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding     11/11 at 100.00        AAA       3,881,185
                and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 (Alternative
                Minimum Tax) - FGIC Insured
      10,000  Gainesville Hospital District, Texas, Limited Tax General Obligation        8/11 at 100.00        AAA      10,568,600
                Bonds, Series 2002, 5.375%, 8/15/32 - MBIA Insured
       3,645  Galveston, Texas, General Obligation Refunding Bonds, Series 2001A,           No Opt. Call        AAA       3,920,343
                5.250%, 5/01/21 - AMBAC Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

              Harris County Health Facilities Development Corporation, Texas, Thermal
              Utility Revenue Bonds, TECO Project, Series 2003:
$      2,240    5.000%, 11/15/16 - MBIA Insured                                          11/13 at 100.00        AAA  $    2,405,760
       2,355    5.000%, 11/15/17 - MBIA Insured                                          11/13 at 100.00        AAA       2,518,696
      13,000  Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast    3/12 at 100.00        AAA      13,527,280
                Water Purification Plant, Series 2002, 5.125%, 3/01/32 - FGIC Insured
       2,500  Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice   11/09 at 101.00        AAA       2,685,675
                University, Series 1999A, 5.375%, 11/15/29
       1,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series    5/14 at 100.00        AAA       1,076,990
                2004A, 5.250%, 5/15/24 - FGIC Insured
       4,345  San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds,       5/12 at 100.00        AAA       4,827,425
                Series 2002, 5.500%, 5/15/17 - FSA Insured
       9,145  Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund   6/12 at 100.00        Aa1       9,644,957
                II, Series 2002A-1, 5.250%, 12/01/22 (Alternative Minimum Tax)
       6,370  Texas Department of Housing and Community Affairs, Residential Mortgage     7/11 at 100.00        AAA       6,538,741
                Revenue Bonds, Series 2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
              Texas Public Finance Authority, Revenue Bonds, Texas Southern University
              Financing System, Series 2002:
       3,520    5.125%, 11/01/20 - MBIA Insured                                           5/12 at 100.00        Aaa       3,766,506
       3,520    5.125%, 11/01/21 - MBIA Insured                                           5/12 at 100.00        Aaa       3,766,506
       8,655  Texas Department of Housing and Community Affairs, Single Family Mortgage   3/12 at 100.00        AAA       8,983,544
                Bonds, Series 2002B, 5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA
                Insured
              Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior
              Series 2001A:
       9,400    5.375%, 1/01/23 - MBIA Insured                                            1/12 at 102.00        Aaa      10,225,884
      11,665    5.500%, 1/01/33 - MBIA Insured                                            1/12 at 102.00        Aaa      12,864,979
       5,000  Texas Water Development Board, Senior Lien State Revolving Fund Revenue     1/10 at 100.00        AAA       5,372,900
                Bonds, Series 1999B, 5.250%, 7/15/17
              Williamson County, Texas, General Obligation Bonds, Series 2002:
       3,500    5.200%, 2/15/21 - FSA Insured                                             2/12 at 100.00        AAA       3,756,130
       3,000    5.250%, 2/15/22 - FSA Insured                                             2/12 at 100.00        AAA       3,235,800
       7,340    5.250%, 2/15/23 - FSA Insured                                             2/12 at 100.00        AAA       7,916,924
       5,000    5.250%, 2/15/25 - FSA Insured                                             2/12 at 100.00        AAA       5,371,400
-----------------------------------------------------------------------------------------------------------------------------------
              Washington - 14.0% (9.4% of Total Investments)

       7,675  Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear     7/12 at 100.00        AAA       8,509,810
                Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured
       6,600  Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia    7/12 at 100.00        AAA       7,208,454
                Generating Station, Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 -
                FSA Insured
       2,200  King County School District 414, Lake Washington, Washington, General      12/14 at 100.00        AAA       2,395,668
                Obligation Bonds, Series 2004, 5.000%, 12/01/16 - FSA Insured
       2,500  Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D,        11/12 at 100.00        AAA       2,778,675
                5.750%, 11/01/15 (Alternative Minimum Tax) - FGIC Insured
       2,200  Snohomish County School District 2, Everett, Washington, General           12/13 at 100.00        AAA       2,381,786
                Obligation Bonds, Series 2003B, 5.000%, 6/01/17 - FSA Insured
       3,255  Thurston and Pierce Counties School District, Washington, General           6/13 at 100.00        Aaa       3,590,460
                Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%, 12/01/16
                - FSA Insured
              Washington State Economic Development Finance Authority, Wastewater
              Revenue Bonds, LOTT Project, Series 2002:
       2,000    5.500%, 6/01/17 - AMBAC Insured                                           6/12 at 100.00        Aaa       2,225,900
       4,325    5.125%, 6/01/22 - AMBAC Insured                                           6/12 at 100.00        Aaa       4,636,400

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$     15,000  Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison   8/13 at 102.00        AAA  $   15,666,900
                Memorial Hospital, Series 1998, 5.000%, 8/15/28 - AMBAC Insured
      10,000  Washington State Healthcare Facilities Authority, Revenue Bonds,           10/11 at 100.00        Aaa      10,378,800
                Children's Hospital and Regional Medical Center, Series 2001, 5.125%,
                10/01/31 - AMBAC Insured
       5,170  Whitman County School District 267, Pullman, Washington, General            6/12 at 100.00        Aaa       5,486,197
                Obligation Bonds, Series 2002, 5.000%, 12/01/20 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 3.4% (2.3% of Total Investments)

       2,620  Wisconsin Housing and Economic Development Authority, Home Ownership        3/12 at 100.00         AA       2,714,896
                Revenue Bonds, Series 2002E, 5.250%, 9/01/22 (Alternative Minimum Tax)
      11,950  Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%,   7/12 at 100.00        AAA      12,954,756
                7/01/18 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
$    645,485  Total Long-Term Investments (cost $647,900,309) - 148.4%                                                  691,467,029
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.6%                                                                        7,545,486
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (50.0)%                                                         (233,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  466,012,515
              =====================================================================================================================

Forward Swap Contracts outstanding at April 30, 2005:

                                                                                                                         Unrealized
                                                                             Notional     Effective   Termination      Appreciation
                                                                               Amount       Date(2)          Date    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized)
and receive quarterly the notional amount multiplied by the three-
month USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).    $2,000,000       7/18/05       7/18/35        $  (90,518)

Agreement with Morgan Stanley dated January 31, 2005, to pay semi-
annually the notional amount multiplied by 5.058% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).           7,500,000       8/16/05       8/16/35           (34,303)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ (124,821)
===================================================================================================================================

                  At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

            (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Alabama - 8.3% (5.5% of Total Investments)

$      5,655  Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds,     6/13 at 101.00       Baa3  $    5,767,308
                Helen Keller Hospital, Series 2003, 5.750%, 6/01/27
       3,100  Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A,      5/12 at 102.00        AAA       3,391,245
                5.400%, 6/01/22 - MBIA Insured
       6,280  Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants,      8/12 at 100.00        AAA       6,934,564
                Series 2002D, 5.000%, 2/01/32 (Pre-refunded to 8/01/12) - FGIC Insured
       1,750  Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%,      5/12 at 101.00        AAA       1,882,370
                5/01/21 - AMBAC Insured
       4,500  Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29    7/13 at 100.00        Aaa       5,014,215
                - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Arizona - 3.9% (2.5% of Total Investments)

      10,000  Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds,     11/12 at 100.00        AAA      10,446,100
                Arizona Public Service Company - Palo Verde Project, Series 2002A,
                5.050%, 5/01/29 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              California - 28.8% (19.1% of Total Investments)

      13,500  California, General Obligation Refunding Bonds, Series 2002, 5.250%,        4/12 at 100.00        AAA      14,330,925
                4/01/30 - XLCA Insured
       7,500  California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 -        4/14 at 100.00        AAA       7,854,225
                AMBAC Insured
      26,300  California State Public Works Board, Lease Revenue Bonds, Department of    12/12 at 100.00        AAA      27,436,949
                General Services, Capital East End Project, Series 2002A, 5.000%,
                12/01/27 - AMBAC Insured (PLG)
       2,910  Cathedral City Public Financing Authority, California, Tax Allocation       8/12 at 102.00        AAA       3,067,402
                Bonds, Housing Set-Aside, Series 2002D, 5.000%, 8/01/26 - MBIA Insured
       2,500  Irvine Public Facilities and Infrastructure Authority, California,          9/05 at 103.00        AAA       2,578,950
                Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/23 - AMBAC Insured
       4,000  Montara Sanitation District, California, General Obligation Bonds, Series   8/11 at 101.00        AAA       4,190,400
                2003, 5.000%, 8/01/28 - FGIC Insured
              Plumas County, California, Certificates of Participation, Capital
              Improvement Program, Series 2003A:
       1,130    5.250%, 6/01/19 - AMBAC Insured                                           6/13 at 101.00        AAA       1,237,825
       1,255    5.250%, 6/01/21 - AMBAC Insured                                           6/13 at 101.00        AAA       1,369,293
       1,210  Redding Joint Powers Financing Authority, California, Lease Revenue         3/13 at 100.00        AAA       1,270,996
                Bonds, Capital Improvement Projects, Series 2003A, 5.000%, 3/01/23 -
                AMBAC Insured
       3,750  Sacramento Municipal Utility District, California, Electric Revenue         8/13 at 100.00        AAA       3,940,613
                Bonds, Series 2003R, 5.000%, 8/15/28 - MBIA Insured
       1,500  San Diego Community College District, California, General Obligation        5/13 at 100.00        AAA       1,574,100
                Bonds, Series 2003A, 5.000%, 5/01/28 - FSA Insured
       3,000  San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged     8/10 at 101.00        AAA       3,100,440
                Area Redevelopment Project, Series 2002, 5.000%, 8/01/32 - MBIA Insured
       1,055  Turlock Irrigation District, California, Certificates of Participation,     1/13 at 100.00        AAA       1,099,616
                Series 2003A, 5.000%, 1/01/28 - MBIA Insured
       6,300  University of California, Revenue Bonds, Multi-Purpose Projects, Series     5/13 at 100.00        AAA       6,594,903
                2003A, 5.000%, 5/15/33 - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Colorado - 3.8% (2.5% of Total Investments)

              Bowles Metropolitan District, Colorado, General Obligation Bonds, Series
              2003:
$      4,300    5.500%, 12/01/23 - FSA Insured                                           12/13 at 100.00        AAA  $    4,841,327
       3,750    5.500%, 12/01/28 - FSA Insured                                           12/13 at 100.00        AAA       4,215,075
       1,450  Colorado Educational and Cultural Facilities Authority, Charter School      8/14 at 100.00        AAA       1,555,227
                Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%,
                8/15/24 - XLCA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Florida - 1.2% (0.8% of Total Investments)

       3,000  Pinellas County Health Facilities Authority, Florida, Revenue Bonds,        5/13 at 100.00         A1       3,191,160
                Baycare Health System, Series 2003, 5.500%, 11/15/27
-----------------------------------------------------------------------------------------------------------------------------------
              Georgia - 1.4% (1.0% of Total Investments)

       3,825  Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue    1/13 at 100.00        AAA       3,990,546
                Bonds, Second Indenture Series 2002, 5.000%, 7/01/32 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Illinois - 3.7% (2.5% of Total Investments)

         905  Cook County School District 100, Berwyn South, Illinois, General           12/13 at 100.00        Aaa       1,020,722
                Obligation Refunding Bonds, Series 2003B, 5.250%, 12/01/21 (Pre-
                refunded to 12/01/13) - FSA Insured
              Cook County School District 145, Arbor Park, Illinois, General Obligation
              Bonds, Series 2004:
       3,285    5.125%, 12/01/20 - FSA Insured                                           12/14 at 100.00        Aaa       3,561,006
       2,940    5.125%, 12/01/23 - FSA Insured                                           12/14 at 100.00        Aaa       3,158,266
       2,500  Illinois Health Facilities Authority, Revenue Bonds, Lake Forest            7/13 at 100.00         A-       2,586,250
                Hospital, Series 2003, 5.250%, 7/01/23
-----------------------------------------------------------------------------------------------------------------------------------
              Indiana - 8.8% (5.8% of Total Investments)

       2,500  Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series         7/13 at 100.00        AAA       2,673,575
                2003A, 5.000%, 7/01/23 - AMBAC Insured
       2,190  Indiana Bond Bank, Common School Fund Advance Purchase Funding Bonds,       8/13 at 100.00        AAA       2,335,263
                Series 2003B, 5.000%, 8/01/19 - MBIA Insured
       1,000  Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%,        8/13 at 100.00        AAA       1,073,440
                8/01/22 - FGIC Insured
              IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
              Bonds, Series 2003:
      11,020    5.000%, 7/15/19 - MBIA Insured                                            7/13 at 100.00        AAA      11,873,719
       6,000    5.000%, 7/15/20 - MBIA Insured                                            7/13 at 100.00        AAA       6,463,500
-----------------------------------------------------------------------------------------------------------------------------------
              Kansas - 2.4% (1.6% of Total Investments)

       6,250  Kansas Development Finance Authority, Board of Regents, Revenue Bonds,      4/13 at 102.00        AAA       6,692,563
                Scientific Research and Development Facilities Projects, Series 2003C,
                5.000%, 10/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.5% (0.3% of Total Investments)

              Kentucky State Property and Buildings Commission, Revenue Refunding
              Bonds, Project 77, Series 2003:
         340    5.000%, 8/01/23 (Pre-refunded to 8/01/13) - MBIA Insured                  8/13 at 100.00        AAA         376,737
         985    5.000%, 8/01/23 (Pre-refunded to 8/01/13) - MBIA Insured                  8/13 at 100.00        AAA       1,091,429
-----------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 2.3% (1.5% of Total Investments)

       5,785  New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002,   12/12 at 100.00        AAA       6,289,452
                5.300%, 12/01/27 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 5.1% (3.4% of Total Investments)

       9,000  Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue        7/12 at 100.00        AAA       9,930,330
                Refunding Bonds, Series 2002A, 5.000%, 7/01/27 (Pre-refunded to
                7/01/12) - FGIC Insured
       1,125  Massachusetts Development Finance Authority, Revenue Bonds, Middlesex       9/13 at 100.00         A1       1,192,635
                School, Series 2003, 5.125%, 9/01/23
       3,000  Massachusetts Turnpike Authority, Metropolitan Highway System Revenue       1/07 at 102.00        AAA       3,067,890
                Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Michigan - 11.6% (7.7% of Total Investments)

$      6,130  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series    7/13 at 100.00        AAA  $    6,563,575
                2003A, 5.000%, 7/01/23 - MBIA Insured
       4,465  Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding        7/13 at 100.00        AAA       4,797,241
                Bonds, Series 2003C, 5.000%, 7/01/22 - MBIA Insured
      10,800  Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue      12/12 at 100.00        AAA      11,418,192
                Refunding Bonds, Detroit Edison Company, Series 2002D, 5.250%, 12/15/32
                - XLCA Insured
       2,250  Romulus Community Schools, Wayne County, Michigan, General Obligation       5/11 at 100.00         AA       2,405,025
                Refunding Bonds, Series 2001, 5.250%, 5/01/25
       6,500  Wayne County, Michigan, Limited Tax General Obligation Airport Hotel       12/11 at 101.00        AAA       6,767,345
                Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A,
                5.000%, 12/01/30 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.1% (0.7% of Total Investments)

              Clay County Public School District 53, Liberty, Missouri, General
              Obligation Bonds, Series 2004:
       1,325    5.250%, 3/01/23 - FSA Insured                                             3/14 at 100.00        AAA       1,437,055
       1,500    5.250%, 3/01/24 - FSA Insured                                             3/14 at 100.00        AAA       1,622,460
-----------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 1.9% (1.3% of Total Investments)

       5,000  Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds,        6/13 at 100.00        AAA       5,253,450
                Series 2003, 5.000%, 6/15/28 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Nevada - 0.9% (0.6% of Total Investments)

       2,315  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series        7/11 at 100.00        AAA       2,422,925
                2001B, 5.200%, 7/01/31 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 1.4% (0.9% of Total Investments)

              New Mexico State University, Revenue Bonds, Series 2004:
       1,975    5.000%, 4/01/19 - AMBAC Insured                                           4/14 at 100.00        AAA       2,126,068
       1,530    5.000%, 4/01/23 - AMBAC Insured                                           4/14 at 100.00        AAA       1,629,037
-----------------------------------------------------------------------------------------------------------------------------------
              New York - 9.4% (6.2% of Total Investments)

      25,000  Metropolitan Transportation Authority, New York, Transportation Revenue    11/12 at 100.00        AAA      26,076,000
                Refunding Bonds, Series 2002F, 5.000%, 11/15/31 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.3% (2.2% of Total Investments)

       8,700  North Carolina Medical Care Commission, Revenue Bonds, Maria Parham        10/13 at 100.00         AA       9,240,966
                Medical Center, Series 2003, 5.375%, 10/01/33 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.7% (0.5% of Total Investments)

       1,770  Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series       6/14 at 100.00        AAA       1,884,395
                2004A, 5.000%, 12/01/21 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Oregon - 3.9% (2.6% of Total Investments)

       9,350  Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%,     1/13 at 100.00        AAA       9,779,539
                7/01/32 - MBIA Insured
       1,000  Sunrise Water Authority, Oregon, Water Revenue Bonds, Series 2004,          3/14 at 100.00        AAA       1,075,560
                5.000%, 3/01/19 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 8.7% (5.7% of Total Investments)

       3,000  Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue     8/13 at 100.00        BBB       3,059,040
                Bonds, St. Luke's Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33
       2,000  Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance,     8/13 at 100.00        AAA       2,085,140
                Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured
              Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
              1997A:
         925    5.125%, 8/01/27 - AMBAC Insured                                           8/07 at 102.00        AAA         973,886
       4,075    5.125%, 8/01/27 - AMBAC Insured                                           8/07 at 102.00        AAA       4,290,812
      13,000  State Public School Building Authority, Pennsylvania, Lease Revenue         6/13 at 100.00        AAA      13,524,680
                Bonds, Philadelphia School District Project, Series 2003, 5.000%,
                6/01/33 - FSA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 7.3% (4.9% of Total Investments)

$      5,000  Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional   11/14 at 100.00        AAA  $    5,428,400
                Medical Center, Series 2004A, 5.250%, 11/01/23 - FSA Insured
              Greenville County School District, South Carolina, Installment Purchase
              Revenue Bonds, Series 2003:
       3,000    5.000%, 12/01/22                                                         12/13 at 100.00        AA-       3,147,180
       1,785    5.000%, 12/01/23                                                         12/13 at 100.00        AA-       1,866,039
       1,365  Myrtle Beach, South Carolina, Water and Sewerage System Revenue Refunding   3/13 at 100.00        AAA       1,507,547
                Bonds, Series 2003, 5.375%, 3/01/19 - FGIC Insured
       8,000  South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series   10/12 at 100.00        Aaa       8,327,600
                2002A, 5.000%, 10/01/33 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Texas - 12.9% (8.6% of Total Investments)

       7,975  Fort Bend Independent School District, Fort Bend County, Texas, General     8/10 at 100.00        AAA       8,357,082
                Obligation Bonds, Series 2000, 5.000%, 8/15/25
      12,500  Grand Prairie Independent School District, Dallas County, Texas, General    2/13 at 100.00        AAA      13,067,375
                Obligation Bonds, Series 2003, 5.125%, 2/15/31 - FSA Insured
       5,515  Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%,    3/12 at 100.00        AAA       5,951,016
                3/01/20 - MBIA Insured
       2,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series    5/14 at 100.00        AAA       2,149,300
                2004A, 5.250%, 5/15/25 - MBIA Insured
       5,850  Katy Independent School District, Harris, Fort Bend and Waller Counties,    2/12 at 100.00        AAA       6,297,291
                Texas, General Obligation Bonds, Series 2002A, 5.125%, 2/15/18
-----------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.6% (0.3% of Total Investments)

       1,500  Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002,   1/13 at 100.00        AAA       1,578,375
                5.125%, 1/15/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
              Washington - 9.2% (6.1% of Total Investments)

       4,945  Broadway Office Properties, King County, Washington, Lease Revenue Bonds,  12/12 at 100.00        AAA       5,125,740
                Washington Project, Series 2002, 5.000%, 12/01/31 - MBIA Insured
       5,250  Chelan County Public Utility District 1, Washington, Hydro Consolidated     7/12 at 100.00        AAA       5,469,503
                System Revenue Bonds, Series 2002C, 5.125%, 7/01/33 - AMBAC Insured
       2,135  Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds,    7/13 at 100.00        Aaa       2,245,209
                Bremerton Government Center, Series 2003, 5.000%, 7/01/23 - MBIA
                Insured
       1,935  Pierce County School District 343, Dieringer, Washington, General           6/13 at 100.00        Aaa       2,124,514
                Obligation Refunding Bonds, Series 2003, 5.250%, 12/01/17 - FGIC
                Insured
       9,670  Washington, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 -      6/13 at 100.00        AAA      10,385,580
                MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 1.2% (0.8% of Total Investments)

       3,000  West Virginia State Building Commission, Lease Revenue Refunding Bonds,       No Opt. Call        AAA       3,423,900
                Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 -
                AMBAC Insured

   Principal                                                                               Optional Call                     Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**           Value
-----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 6.6% (4.4% of Total Investments)

$      1,190  Sun Prairie Area School District, Dane County, Wisconsin, General           3/14 at 100.00        Aaa  $    1,282,582
                Obligation Bonds, Series 2004C, 5.250%, 3/01/24 - FSA Insured
       4,750  Wisconsin Health and Educational Facilities Authority, Revenue Refunding    8/08 at 102.00        AAA       5,021,652
                Bonds, Wausau Hospital Inc., Series 1998A, 5.125%, 8/15/20 - AMBAC
                Insured
       3,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,         No Opt. Call        AAA       3,511,770
                Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
       3,600  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       8/13 at 100.00          A       3,667,930
                Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33
       4,605  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       9/13 at 100.00         A-       4,904,141
                Franciscan Sisters of Christian Charity Healthcare Ministry, Series
                2003A, 5.875%, 9/01/33
-----------------------------------------------------------------------------------------------------------------------------------
$    393,525  Total Long-Term Investments (cost $394,725,179) - 150.9%                                                  417,534,668
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.2%                                                                        3,097,516
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (52.1)%                                                         (144,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  276,632,184
              =====================================================================================================================

Forward Swap Contracts outstanding at April 30, 2005:

                                                                                                                 Unrealized
                                                                          Notional  Effective  Termination     Appreciation
                                                                            Amount    Date(2)         Date   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated December 6, 2004, to pay
semi-annually the notional amount multiplied by 5.324% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London Inter-Bank
Offered Rates).                                                        $ 5,000,000    7/11/05      7/11/25      $  (230,259)

Agreement with Goldman Sachs dated December 7, 2004, to pay semi-
annually the notional amount multiplied by 5.401% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).       20,000,000    7/18/05      7/18/35       (1,177,394)

Agreement with Goldman Sachs dated January 10, 2005, to pay semi-
annually the notional amount multiplied by 5.251% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).        9,000,000    8/16/05      8/16/25         (315,097)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $(1,722,750)
===========================================================================================================================

                  At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

              (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            (PLG) Portion of security, with an aggregate market value of
                  $1,919,543, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

Statement of
      Assets and Liabilities April 30, 2005 (Unaudited)

                                                                               Premier        Insured        Insured        Insured
                                               Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                               Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                 (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
  (cost $851,544,150, $1,828,553,087,
  $426,556,350, $752,143,435,
  $647,900,309 and $394,725,179,
  respectively)                           $910,420,007   $1,970,605,132   $460,811,895   $799,343,060   $691,467,029   $417,534,668
Receivables:
  Interest                                  12,356,173       29,309,244      7,516,021     13,479,632      9,874,075      6,392,844
  Investments sold                           1,589,592       10,849,507         25,000      4,019,259             --             --
Other assets                                    49,244          139,598         27,073         59,723         17,334         20,797
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                         924,415,016    2,010,903,481    468,379,989    816,901,674    701,358,438    423,948,309
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                               6,042,142        5,489,197        497,437      3,165,993      1,869,854      1,395,011
Payable for investments purchased                   --       30,419,043             --      8,421,348             --             --
Forward swaps, at value                             --               --             --             --        124,821      1,722,750
Accrued expenses:
  Management fees                              461,636          972,336        238,982        405,763        182,587        105,769
  Other                                        182,783          365,612         97,399        287,505        112,194         61,174
Preferred share dividends payable               85,563          151,090         42,126         71,003         56,467         31,421
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                      6,772,124       37,397,278        875,944     12,351,612      2,345,923      3,316,125
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value     318,000,000      680,000,000    161,000,000    268,900,000    233,000,000    144,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Common shares                           $599,642,892   $1,293,506,203   $306,504,045   $535,650,062   $466,012,515   $276,632,184
===================================================================================================================================
Common shares outstanding                   38,224,900       81,138,036     19,419,608     37,353,512     29,807,822     18,515,282
===================================================================================================================================
Net asset value per Common share
  outstanding (net assets applicable to
  Common shares, divided by Common
  shares outstanding)                     $      15.69   $        15.94   $      15.78   $      14.34   $      15.63   $      14.94
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
  per share                               $    382,249   $      811,380   $    194,196   $    373,535   $    298,078   $    185,153
Paid-in surplus                            533,430,428    1,128,874,275    269,467,182    491,941,519    423,486,786    261,529,188
Undistributed (Over-distribution of)
  net investment income                      5,493,401       13,519,708      1,807,921      3,739,944      2,163,020       (395,644)
Accumulated net realized gain (loss)
  from investments and forward swaps         1,460,957        8,248,795        779,201     (7,604,561)    (3,377,268)    (5,773,252)
Net unrealized appreciation
  of investments and
  forward swaps                             58,875,857      142,052,045     34,255,545     47,199,625     43,441,899     21,086,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Common shares                           $599,642,892   $1,293,506,203   $306,504,045   $535,650,062   $466,012,515   $276,632,184
===================================================================================================================================
Authorized shares:
  Common                                   200,000,000      200,000,000    200,000,000      Unlimited      Unlimited      Unlimited
  Preferred                                  1,000,000        1,000,000      1,000,000      Unlimited      Unlimited      Unlimited
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended April 30, 2005 (Unaudited)

                                                                               Premier        Insured        Insured        Insured
                                               Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                               Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                 (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                         $ 23,622,803   $   48,860,920   $ 11,656,092   $ 19,933,538   $ 16,569,002   $  9,998,518
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                              2,801,723        5,902,378      1,453,511      2,464,588      2,147,797      1,301,503
Preferred shares - auction fees                394,232          843,013        199,596        333,362        288,856        178,520
Preferred shares - dividend disbursing
  agent fees                                    24,795           34,712         14,877         24,795         14,877         10,742
Shareholders' servicing agent fees
  and expenses                                  49,097           79,739         18,822         28,412          4,435          2,876
Custodian's fees and expenses                  102,392          220,385         50,415         94,594         75,579         48,715
Directors'/Trustees' fees and expenses           7,731           16,641          3,940          6,753          5,879          3,485
Professional fees                               20,077           37,546         10,550         14,207         16,517         11,725
Shareholders' reports - printing and
  mailing expenses                              41,548           87,047         22,576         37,253         32,695         21,382
Stock exchange listing fees                      7,686           15,882          5,315          7,355          1,261            783
Investor relations expense                      63,838          137,785         32,806         56,582         47,684         27,336
Portfolio insurance expense                     10,849           14,463             --             --             --             --
Other expenses                                  32,808           50,670         11,508         30,274         21,816         14,528
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
    credit and expense reimbursement         3,556,776        7,440,261      1,823,916      3,098,175      2,657,396      1,621,595
  Custodian fee credit                          (7,462)         (14,911)        (3,614)        (6,330)        (2,047)        (2,428)
  Expense reimbursement                             --               --             --             --     (1,038,528)      (662,669)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                 3,549,314        7,425,350      1,820,302      3,091,845      1,616,821        956,498
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                       20,073,489       41,435,570      9,835,790     16,841,693     14,952,181      9,042,020
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from
  investments                                1,462,794        8,775,711        780,916      4,444,279        (47,342)       191,388
Net realized gain (loss) from
  forward swaps                                     --               --             --             --     (3,327,227)    (5,964,074)
Change in net unrealized appreciation
  (depreciation) of investments             (3,617,972)     (12,450,277)    (2,497,841)    (6,975,267)       768,772      4,879,820
Change in net unrealized appreciation
  (depreciation) of forward swaps                   --               --             --             --      2,625,424      4,583,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)     (2,155,178)      (3,674,566)    (1,716,925)    (2,530,988)        19,627      3,691,012
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                  (2,561,868)      (5,439,388)    (1,258,058)    (2,221,004)    (1,814,373)    (1,167,038)
From accumulated net realized gains
  from investments                            (159,181)        (217,348)      (127,563)            --       (278,326)       (14,036)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
  Common shares from distributions
  to Preferred shareholders                 (2,721,049)      (5,656,736)    (1,385,621)    (2,221,004)    (2,092,699)    (1,181,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
  Common shares from operations           $ 15,197,262   $   32,104,268   $  6,733,244   $ 12,089,701   $ 12,879,109   $ 11,551,958
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited)

                                                               Insured Quality (NQI)             Insured Opportunity (NIO)
                                                          ------------------------------    ----------------------------------
                                                             Six Months             Year         Six Months               Year
                                                                  Ended            Ended              Ended              Ended
                                                                4/30/05         10/31/04            4/30/05           10/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $  20,073,489    $  41,214,190    $    41,435,570    $    84,808,402
Net realized gain (loss) from investments                     1,462,794        2,202,219          8,775,711          2,845,723
Net realized gain (loss) from forward swaps                          --               --                 --                 --
Change in net unrealized appreciation (depreciation) of
  investments                                                (3,617,972)       5,112,646        (12,450,277)        13,606,844
Change in net unrealized appreciation (depreciation) of
  forward swaps                                                      --               --                 --                 --
Distributions to Preferred Shareholders:
  From net investment income                                 (2,561,868)      (2,891,716)        (5,439,388)        (6,198,825)
  From accumulated net realized gains from investments         (159,181)        (114,034)          (217,348)          (149,437)
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
  to Common shares from operations                           15,197,262       45,523,305         32,104,268         94,912,707
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (19,253,963)     (38,923,489)       (38,946,262)       (78,914,962)
From accumulated net realized gains from investments         (2,090,966)      (1,766,378)        (2,636,993)        (2,358,124)
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
  from distributions to Common shareholders                 (21,344,929)     (40,689,867)       (41,583,255)       (81,273,086)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
  Net proceeds from sale of shares                                   --               --                 --                 --
  Net proceeds from shares issued to shareholders
    due to reinvestment of distributions                        762,944        2,092,259                 --          1,258,836
Preferred shares offering costs                                      --               --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares from capital share transactions                 762,944        2,092,259                 --          1,258,836
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares                                              (5,384,723)       6,925,697         (9,478,987)        14,898,457
Net assets applicable to Common shares at the beginning
  of period                                                 605,027,615      598,101,918      1,302,985,190      1,288,086,733
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
  period                                                  $ 599,642,892    $ 605,027,615    $ 1,293,506,203    $ 1,302,985,190
==============================================================================================================================
Undistributed (Over-distribution of) net investment
  income at the end of period                             $   5,493,401    $   7,235,743    $    13,519,708    $    16,469,788
==============================================================================================================================

                                 See accompanying notes to financial statements.

                                                                  Premier Insured                     Insured Premium
                                                                    Income (NIF)                       Income 2 (NPX)
                                                          ------------------------------    ----------------------------------
                                                             Six Months             Year         Six Months               Year
                                                                  Ended            Ended              Ended              Ended
                                                                4/30/05         10/31/04            4/30/05           10/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $   9,835,790    $  19,991,132    $    16,841,693    $    34,776,494
Net realized gain (loss) from investments                       780,916        1,804,462          4,444,279          4,743,922
Net realized gain (loss) from forward swaps                          --               --                 --
Change in net unrealized appreciation (depreciation) of
  investments                                                (2,497,841)       5,140,974         (6,975,267)         3,531,341
Change in net unrealized appreciation (depreciation) of
  forward swaps                                                      --               --                 --                 --
Distributions to Preferred Shareholders:
  From net investment income                                 (1,258,058)      (1,461,536)        (2,221,004)        (2,517,974)
  From accumulated net realized gains from investments         (127,563)         (26,521)                --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
  to Common shares from operations                            6,733,244       25,448,511         12,089,701         40,533,783
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                   (9,376,884)     (18,972,928)       (16,136,719)       (32,708,575)
From accumulated net realized gains from investments         (1,655,759)        (373,855)                --                 --
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
  from distributions to Common shareholders                 (11,032,643)     (19,346,783)       (16,136,719)       (32,708,575)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
  Net proceeds from sale of shares                                   --               --                 --                 --
  Net proceeds from shares issued to shareholders
    due to reinvestment of distributions                        136,957          653,067                 --            897,328
Preferred shares offering costs                                      --               --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares from capital share transactions                 136,957          653,067                 --            897,328
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares                                              (4,162,442)       6,754,795         (4,047,018)         8,722,536
Net assets applicable to Common shares at the beginning
  of period                                                 310,666,487      303,911,692        539,697,080        530,974,544
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
  period                                                  $ 306,504,045    $ 310,666,487    $   535,650,062    $   539,697,080
==============================================================================================================================
Undistributed (Over-distribution of) net investment
  income at the end of period                             $   1,807,921    $   2,607,073    $     3,739,944    $     5,255,974
==============================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited) (continued)

                                                                 Insured Dividend                     Insured Tax-Free
                                                                  Advantage (NVG)                     Advantage (NEA)
                                                          ------------------------------    ----------------------------------
                                                             Six Months             Year         Six Months               Year
                                                                  Ended            Ended              Ended              Ended
                                                                4/30/05         10/31/04            4/30/05           10/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $  14,952,181    $  30,289,838    $     9,042,020    $    18,267,196
Net realized gain (loss) from investments                       (47,342)       3,840,906            191,388            192,046
Net realized gain (loss) from forward swaps                  (3,327,227)              --         (5,964,074)                --
Change in net unrealized appreciation (depreciation) of
  investments                                                   768,772       11,761,364          4,879,820         10,225,971
Change in net unrealized appreciation (depreciation) of
  forward swaps                                               2,625,424       (2,750,245)         4,583,878         (6,306,628)
Distributions to Preferred Shareholders:
  From net investment income                                 (1,814,373)      (2,131,112)        (1,167,038)        (1,362,594)
  From accumulated net realized gains from investments         (278,326)        (140,030)           (14,036)            (7,435)
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
  to Common shares from operations                           12,879,109       40,870,721         11,551,958         21,008,556
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (13,681,793)     (27,722,483)        (7,887,511)       (17,104,309)
From accumulated net realized gains from investments         (3,573,972)      (2,127,005)          (179,616)           (98,078)
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
  from distributions to Common shareholders                 (17,255,765)     (29,849,488)        (8,067,127)       (17,202,387)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
  Net proceeds from sale of shares                                   --               --                 --            114,799
  Net proceeds from shares issued to shareholders
    due to reinvestment of distributions                             --               --             35,394             78,604
Preferred shares offering costs                                      --             (108)                --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares from capital share transactions                      --             (108)            35,394            193,403
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
  Common shares                                              (4,376,656)      11,021,125          3,520,225          3,999,572
Net assets applicable to Common shares at the beginning
  of period                                                 470,389,171      459,368,046        273,111,959        269,112,387
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
  period                                                  $ 466,012,515    $ 470,389,171    $   276,632,184    $   273,111,959
==============================================================================================================================
Undistributed (Over-distribution of) net investment
  income at the end of period                             $   2,163,020    $   2,707,005    $      (395,644)   $      (383,115)
==============================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued and/or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, Insured Opportunity (NIO) and Insured Premium Income 2 (NPX) had outstanding when-issued and delayed delivery purchase commitments of $26,095,369 and $8,421,348, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Notes to
      Financial Statements (Unaudited) (continued)

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                    Premier       Insured       Insured       Insured
                        Insured       Insured       Insured       Premium      Dividend      Tax-Free
                        Quality   Opportunity        Income      Income 2     Advantage     Advantage
                          (NQI)         (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-----------------------------------------------------------------------------------------------------
Number of shares:
  Series M                2,600         4,000            --         2,080         3,160            --
  Series T                2,600         4,000            --         2,200         3,080         2,880
  Series W                2,600         4,000           840         2,080            --         2,880
  Series W2                  --         3,200            --            --            --            --
  Series TH               2,320         4,000         2,800         2,200         3,080            --
  Series TH2                 --         4,000            --            --            --            --
  Series F                2,600         4,000         2,800         2,196            --            --
-----------------------------------------------------------------------------------------------------
Total                    12,720        27,200         6,440        10,756         9,320         5,760
=====================================================================================================

Insurance

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Notes to
      Financial Statements (Unaudited) (continued)

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                    INSURED                       INSURED                   PREMIER INSURED
                                                 QUALITY (NQI)               OPPORTUNITY (NIO)                INCOME (NIF)
                                           -------------------------     -------------------------     -------------------------
                                           SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              4/30/05       10/31/04        4/30/05       10/31/04        4/30/05       10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions         47,836        126,022             --         77,090          8,559         39,908
================================================================================================================================

                                                    INSURED                       INSURED                       INSURED
                                            PREMIUM INCOME 2 (NPX)       DIVIDEND ADVANTAGE (NVG)       TAX-FREE ADVANTAGE (NEA)
                                           -------------------------     -------------------------     -------------------------
                                           SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS           YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              4/30/05       10/31/04        4/30/05       10/31/04        4/30/05       10/31/04
--------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions             --         60,649             --             --          2,359          5,076
================================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2005, were as follows:

                                                                   PREMIER           INSURED           INSURED           INSURED
                               INSURED           INSURED           INSURED           PREMIUM          DIVIDEND          TAX-FREE
                               QUALITY       OPPORTUNITY            INCOME          INCOME 2         ADVANTAGE         ADVANTAGE
                                 (NQI)             (NIO)             (NIF)             (NPX)             (NVG)             (NEA)
--------------------------------------------------------------------------------------------------------------------------------
Purchases                 $ 78,519,152      $250,422,501      $ 31,754,046      $ 94,963,012      $  5,411,059      $  3,420,373
Sales and maturities        79,213,345       231,908,171        33,635,466        99,655,884         9,833,050         7,255,654
================================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                                                                  PREMIER           INSURED           INSURED           INSURED
                              INSURED           INSURED           INSURED           PREMIUM          DIVIDEND          TAX-FREE
                              QUALITY       OPPORTUNITY            INCOME          INCOME 2         ADVANTAGE         ADVANTAGE
                                (NQI)             (NIO)             (NIF)             (NPX)             (NVG)             (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Cost of investments    $  851,191,182    $1,827,813,607    $  426,503,265    $  752,130,548    $  647,783,014    $  394,703,972
===============================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                                                  PREMIER           INSURED           INSURED           INSURED
                              INSURED           INSURED           INSURED           PREMIUM          DIVIDEND          TAX-FREE
                              QUALITY       OPPORTUNITY            INCOME          INCOME 2         ADVANTAGE         ADVANTAGE
                                (NQI)             (NIO)             (NIF)             (NPX)             (NVG)             (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation         $   59,508,991    $  143,868,734    $   34,423,473    $   47,663,064    $   44,997,871    $   22,830,696
  Depreciation               (280,166)       (1,077,209)         (114,843)         (450,552)       (1,313,856)               --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  of investments       $   59,228,825    $  142,791,525    $   34,308,630    $   47,212,512    $   43,684,015    $   22,830,696
===============================================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2004, the Funds' last fiscal year end, were as follows:

                                                                  PREMIER           INSURED           INSURED           INSURED
                              INSURED           INSURED           INSURED           PREMIUM          DIVIDEND          TAX-FREE
                              QUALITY       OPPORTUNITY            INCOME          INCOME 2         ADVANTAGE         ADVANTAGE
                                (NQI)             (NIO)             (NIF)             (NPX)             (NVG)             (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Undistributed net
  tax-exempt income *  $   10,089,309    $   21,953,357    $    4,174,273    $    7,983,324    $    4,959,625    $    1,004,575
Undistributed net
  ordinary income **          425,383                --           801,863                --           320,955                --
Undistributed net
  long-term capital
  gains                     1,941,207         2,848,599           979,744                --         3,528,645           193,086
===============================================================================================================================

 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                  PREMIER           INSURED           INSURED           INSURED
                              INSURED           INSURED           INSURED           PREMIUM          DIVIDEND          TAX-FREE
                              QUALITY       OPPORTUNITY            INCOME          INCOME 2         ADVANTAGE         ADVANTAGE
                                (NQI)             (NIO)             (NIF)             (NPX)             (NVG)             (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from
  net tax-exempt
  income               $   41,497,482    $   84,945,305    $   20,407,082    $   35,184,856    $   29,829,269    $   18,503,309
Distributions from
  net ordinary
  income **                   264,316            78,388                --                --         2,266,382           105,523
Distributions from
  net long-term
  capital gains             1,880,412         2,507,561           400,376                --             1,939                --
===============================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
      Financial Statements (Unaudited) (continued)

At October 31, 2004, the Funds' last fiscal year end, Insured Premium Income 2
(NPX) had an unused capital loss carryforward of $12,018,781 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in 2008.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                                    INSURED QUALITY (NQI)
                                                                                                INSURED OPPORTUNITY (NIO)
                                                                                             PREMIER INSURED INCOME (NIF)
                                                                                           INSURED PREMIUM INCOME 2 (NPX)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                      FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .4500%
For the next $125 million                                                                                          .4375
For the next $250 million                                                                                          .4250
For the next $500 million                                                                                          .4125
For the next $1 billion                                                                                            .4000
For the next $3 billion                                                                                            .3875
For net assets over $5 billion                                                                                     .3750
=========================================================================================================================

                                                                                         INSURED DIVIDEND ADVANTAGE (NVG)
                                                                                         INSURED TAX-FREE ADVANTAGE (NEA)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                      FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .4500%
For the next $125 million                                                                                          .4375
For the next $250 million                                                                                          .4250
For the next $500 million                                                                                          .4125
For the next $1 billion                                                                                            .4000
For net assets over $2 billion                                                                                     .3750
=========================================================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                                    INSURED QUALITY (NQI)
                                                                                                INSURED OPPORTUNITY (NIO)
                                                                                             PREMIER INSURED INCOME (NIF)
                                                                                           INSURED PREMIUM INCOME 2 (NPX)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                      MANAGEMENT FEE RATE
-------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .6500%
For the next $125 million                                                                                          .6375
For the next $250 million                                                                                          .6250
For the next $500 million                                                                                          .6125
For the next $1 billion                                                                                            .6000
For the next $3 billion                                                                                            .5875
For net assets over $5 billion                                                                                     .5750
=========================================================================================================================

                                                                                         INSURED DIVIDEND ADVANTAGE (NVG)
                                                                                         INSURED TAX-FREE ADVANTAGE (NEA)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                      MANAGEMENT FEE RATE
-------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                         .6500%
For the next $125 million                                                                                          .6375
For the next $250 million                                                                                          .6250
For the next $500 million                                                                                          .6125
For the next $1 billion                                                                                            .6000
For net assets over $2 billion                                                                                     .5750
=========================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
MARCH 31,                                            MARCH 31,
--------------------------------------------------------------------------------
2002*                         .30%                   2008                   .25%
2003                          .30                    2009                   .20
2004                          .30                    2010                   .15
2005                          .30                    2011                   .10
2006                          .30                    2012                   .05
2007                          .30
================================================================================

*     From the commencement of operations.

Notes to
      Financial Statements (Unaudited) (continued)

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                          YEAR ENDING
NOVEMBER 30,                                         NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                         .32%                   2007                   .32%
2003                          .32                    2008                   .24
2004                          .32                    2009                   .16
2005                          .32                    2010                   .08
2006                          .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. Subsequent Event - Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 15, 2005, as follows:

                                                           PREMIER         INSURED         INSURED         INSURED
                           INSURED         INSURED         INSURED         PREMIUM        DIVIDEND        TAX-FREE
                           QUALITY     OPPORTUNITY          INCOME        INCOME 2       ADVANTAGE       ADVANTAGE
                             (NQI)           (NIO)           (NIF)           (NPX)           (NVG)           (NEA)
------------------------------------------------------------------------------------------------------------------
Dividend per share          $.0815          $.0780          $.0785          $.0700          $.0745          $.0685
==================================================================================================================

Financial
      Highlights (Unaudited)

Financial
      Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                             Investment Operations
                                      ---------------------------------------------------------------------

                                                                Distributions   Distributions
                                                                     from Net            from
                          Beginning                                Investment         Capital
                             Common                       Net       Income to        Gains to
                              Share          Net    Realized/       Preferred       Preferred
                          Net Asset   Investment   Unrealized          Share-          Share-
                              Value       Income  Gain (Loss)        holders+        holders+         Total
===========================================================================================================
Insured Quality (NQI)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                    $  15.85     $    .53     $   (.07)       $   (.07)       $     --      $    .39
2004                          15.72         1.08          .20            (.08)             --          1.20
2003                          15.87         1.10         (.05)           (.07)           (.01)          .97
2002                          15.78         1.12          .03            (.11)           (.01)         1.03
2001                          14.51         1.18         1.20            (.26)             --          2.12
2000                          13.95         1.20          .60            (.34)             --          1.46

Insured Opportunity (NIO)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                       16.06          .51         (.05)           (.07)             --           .39
2004                          15.89         1.05          .20            (.08)             --          1.17
2003                          15.83         1.06          .17            (.07)           (.01)         1.15
2002                          15.72         1.15          .03            (.11)           (.01)         1.06
2001                          14.64         1.17         1.04            (.26)             --          1.95
2000                          14.25         1.21          .39            (.33)             --          1.27

Premier Insured Income (NIF)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                       16.00          .51         (.09)           (.06)           (.01)          .35
2004                          15.69         1.03          .36            (.08)             --          1.31
2003                          15.59         1.05          .13            (.07)             --          1.11
2002                          15.55         1.14         (.05)           (.11)             --           .98
2001                          14.66         1.18          .85            (.26)             --          1.77
2000                          14.25         1.20          .43            (.33)             --          1.30
===========================================================================================================

                                    Less Distributions
                          --------------------------------------


                                 Net                                    Offering
                          Investment       Capital                     Costs and       Ending
                           Income to      Gains to                     Preferred       Common
                              Common        Common                         Share        Share       Ending
                              Share-        Share-                  Underwriting    Net Asset       Market
                             holders       holders         Total       Discounts        Value        Value
==========================================================================================================
Insured Quality (NQI)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                     $   (.50)     $   (.05)     $   (.55)       $     --     $  15.69     $15.5900
2004                           (1.02)         (.05)        (1.07)             --        15.85      16.0000
2003                           (1.00)         (.12)        (1.12)             --        15.72      16.3900
2002                            (.92)         (.02)         (.94)             --        15.87      15.5500
2001                            (.85)           --          (.85)             --        15.78      14.9200
2000                            (.90)           --          (.90)             --        14.51      13.6875

Insured Opportunity (NIO)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                         (.48)         (.03)         (.51)             --        15.94      15.0000
2004                            (.97)         (.03)        (1.00)             --        16.06      16.0500
2003                            (.97)         (.12)        (1.09)             --        15.89      15.6400
2002                            (.93)         (.02)         (.95)             --        15.83      15.2100
2001                            (.87)           --          (.87)             --        15.72      14.7400
2000                            (.88)           --          (.88)             --        14.64      13.0625

Premier Insured Income (NIF)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                         (.48)         (.09)         (.57)             --        15.78      15.0800
2004                            (.98)         (.02)        (1.00)             --        16.00      15.6400
2003                            (.98)         (.03)        (1.01)             --        15.69      15.5100
2002                            (.94)           --          (.94)             --        15.59      15.3300
2001                            (.88)           --          (.88)             --        15.55      15.2500
2000                            (.89)           --          (.89)             --        14.66      13.5000
==========================================================================================================

                                                                           Ratios/Supplemental Data
                                              -------------------------------------------------------------------------------------
                                                                                                   After Credit/
                           Total Returns                     Before Credit/Reimbursement         Reimbursement***
                       --------------------                  ---------------------------    -------------------------
                                                                            Ratio of Net                 Ratio of Net
                                                                Ratio of      Investment      Ratio of     Investment
                                      Based         Ending      Expenses       Income to      Expenses      Income to
                                         on            Net    to Average         Average    to Average        Average
                         Based       Common         Assets    Net Assets      Net Assets    Net Assets     Net Assets
                            on    Share Net     Applicable    Applicable      Applicable    Applicable     Applicable     Portfolio
                        Market        Asset      to Common     to Common       to Common     to Common      to Common      Turnover
                       Value**      Value**   Shares (000)      Shares++        Shares++      Shares++       Shares++          Rate
====================================================================================================================================
Insured Quality (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                    .98%        2.58%    $  599,643          1.20%*          6.76%*        1.20%*         6.77%*           9%
2004                      4.37         7.90        605,028          1.19            6.88          1.19           6.88             8
2003                     12.92         6.27        598,102          1.20            6.93          1.20           6.94            14
2002                     10.82         6.83        601,495          1.23            7.22          1.21           7.24            44
2001                     15.53        14.94        596,999          1.24            7.72          1.23           7.74            34
2000                     10.94        10.86        549,120          1.24            8.48          1.23           8.49            24

Insured Opportunity (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                  (3.37)        2.50      1,293,506          1.16*           6.47*         1.16*          6.48*           12
2004                      9.47         7.64      1,302,985          1.16            6.59          1.16           6.59             8
2003                     10.22         7.51      1,288,087          1.17            6.67          1.16           6.68            21
2002                      9.80         7.01      1,283,353          1.20            7.42          1.19           7.42            37
2001                     19.84        13.61      1,274,659          1.21            7.69          1.20           7.70            39
2000                      5.06         9.25      1,186,701          1.20            8.47          1.20           8.48            16

Premier Insured Income (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                    .07         2.24        306,504          1.20*           6.47*         1.20*          6.48*            7
2004                      7.55         8.62        310,666          1.21            6.53          1.20           6.53            13
2003                      7.84         7.28        303,912          1.22            6.66          1.21           6.68            25
2002                      6.84         6.57        301,121          1.25            7.40          1.23           7.42            43
2001                     19.97        12.40        299,654          1.26            7.79          1.24           7.81            34
2000                      9.92         9.41        282,544          1.26            8.37          1.24           8.39            21
====================================================================================================================================




                          Preferred Shares at End of Period
                       --------------------------------------




                         Aggregate   Liquidation
                            Amount    and Market        Asset
                       Outstanding         Value     Coverage
                             (000)     Per Share    Per Share
=============================================================
Insured Quality (NQI)
-------------------------------------------------------------
Year Ended 10/31:
2005(a)                   $318,000      $ 25,000     $ 72,142
2004                       318,000        25,000       72,565
2003                       318,000        25,000       72,021
2002                       318,000        25,000       72,287
2001                       318,000        25,000       71,934
2000                       318,000        25,000       68,170

Insured Opportunity (NIO)
-------------------------------------------------------------
Year Ended 10/31:
2005(a)                    680,000        25,000       72,555
2004                       680,000        25,000       72,904
2003                       680,000        25,000       72,356
2002                       680,000        25,000       72,182
2001                       680,000        25,000       71,862
2000                       680,000        25,000       68,629

Premier Insured Income (NIF)
-------------------------------------------------------------
Year Ended 10/31:
2005(a)                    161,000        25,000       72,594
2004                       161,000        25,000       73,240
2003                       161,000        25,000       72,191
2002                       161,000        25,000       71,758
2001                       161,000        25,000       71,530
2000                       161,000        25,000       68,873
====================================================================================================================================

*     Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended April 30, 2005.


                                     Spread 74 and 75

      Selected data for a Common share outstanding throughout each period:

                                                             Investment Operations
                                      ---------------------------------------------------------------------

                                                                Distributions   Distributions
                                                                     from Net            from
                          Beginning                                Investment         Capital
                             Common                       Net       Income to        Gains to
                              Share          Net    Realized/       Preferred       Preferred
                          Net Asset   Investment   Unrealized          Share-          Share-
                              Value       Income  Gain (Loss)        holders+        holders+         Total
===========================================================================================================
Insured Premium Income 2 (NPX)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                    $  14.45     $    .45     $   (.07)       $   (.06)       $     --      $    .32
2004                          14.24          .93          .23            (.07)             --          1.09
2003                          14.17          .96          .03            (.06)             --           .93
2002                          13.94          .99          .16            (.10)             --          1.05
2001                          13.05         1.01          .86            (.23)             --          1.64
2000                          12.40          .99          .66            (.29)             --          1.36

Insured Dividend Advantage (NVG)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                       15.78          .50           --            (.06)           (.01)          .43
2004                          15.41         1.02          .42            (.07)             --          1.37
2003                          15.35         1.03          .15            (.07)           (.01)         1.10
2002(a)                       14.33          .55         1.10            (.05)             --          1.60

Insured Tax-Free Advantage (NEA)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                       14.75          .49          .20            (.06)             --           .63
2004                          14.54          .99          .21            (.07)             --          1.13
2003(b)                       14.33          .82          .42            (.05)             --          1.19
===========================================================================================================

                                    Less Distributions
                          --------------------------------------


                                 Net                                    Offering
                          Investment       Capital                     Costs and       Ending
                           Income to      Gains to                     Preferred       Common
                              Common        Common                         Share        Share       Ending
                              Share-        Share-                  Underwriting    Net Asset       Market
                             holders       holders         Total       Discounts        Value        Value
==========================================================================================================
Insured Premium Income 2 (NPX)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                     $   (.43)     $     --      $   (.43)       $     --     $  14.34     $13.3700
2004                            (.88)           --          (.88)             --        14.45      14.1100
2003                            (.86)           --          (.86)             --        14.24      14.1200
2002                            (.82)           --          (.82)             --        14.17      13.7700
2001                            (.75)           --          (.75)             --        13.94      13.7500
2000                            (.71)           --          (.71)             --        13.05      11.2500

Insured Dividend Advantage (NVG)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                         (.46)         (.12)         (.58)             --        15.63      14.3000
2004                            (.93)         (.07)        (1.00)             --        15.78      14.8900
2003                            (.93)         (.11)        (1.04)             --        15.41      14.8100
2002(a)                         (.47)           --          (.47)           (.11)       15.35      14.9600

Insured Tax-Free Advantage (NEA)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                         (.43)         (.01)         (.44)             --        14.94      14.1200
2004                            (.92)         (.01)         (.93)            .01        14.75      14.9100
2003(b)                         (.78)           --          (.78)           (.20)       14.54      14.7900
==========================================================================================================

                                                                           Ratios/Supplemental Data
                                              -------------------------------------------------------------------------------------
                                                                                                   After Credit/
                           Total Returns                     Before Credit/Reimbursement         Reimbursement***
                       --------------------                  ---------------------------    -------------------------
                                                                            Ratio of Net                 Ratio of Net
                                                                Ratio of      Investment      Ratio of     Investment
                                      Based         Ending      Expenses       Income to      Expenses      Income to
                                         on            Net    to Average         Average    to Average        Average
                         Based       Common         Assets    Net Assets      Net Assets    Net Assets     Net Assets
                            on    Share Net     Applicable    Applicable      Applicable    Applicable     Applicable     Portfolio
                        Market        Asset      to Common     to Common       to Common     to Common      to Common      Turnover
                       Value**      Value**   Shares (000)      Shares++        Shares++      Shares++       Shares++          Rate
====================================================================================================================================
Insured Premium Income 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                  (2.16)%       2.28%    $  535,650          1.17%*          6.35%*        1.17%*         6.35%*          12%
2004                      6.42         7.89        539,697          1.16            6.52          1.16           6.53            14
2003                      8.84         6.70        530,975          1.17            6.68          1.16           6.69            31
2002                      6.32         7.83        527,800          1.20            7.13          1.19           7.14            26
2001                     29.46        12.85        519,296          1.22            7.39          1.20           7.41            27
2000                      4.35        11.35        486,009          1.22            7.87          1.20           7.88            55

Insured Dividend Advantage (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                   (.02)        2.79        466,013          1.15*           6.03*          .70*          6.48*            1
2004                      7.61         9.19        470,389          1.15            6.09           .70           6.54            11
2003                      6.10         7.37        459,368          1.17            6.22           .72           6.67            25
2002(a)                   2.84        10.44        457,432          1.10*           5.71*          .61*          6.20*           22

Insured Tax-Free Advantage (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(c)                  (2.31)        4.31        276,632          1.20*           6.17*          .70*          6.66*            1
2004                      7.41         8.07        273,112          1.20            6.24           .71           6.73            13
2003(b)                   3.87         6.98        269,112          1.12*           5.52*          .65*          6.00*           72
====================================================================================================================================




                          Preferred Shares at End of Period
                       --------------------------------------




                         Aggregate   Liquidation
                            Amount    and Market        Asset
                       Outstanding         Value     Coverage
                             (000)     Per Share    Per Share
=============================================================
Insured Premium Income 2 (NPX)
-------------------------------------------------------------
Year Ended 10/31:
2005(c)                   $268,900      $ 25,000     $ 74,800
2004                       268,900        25,000       75,176
2003                       268,900        25,000       74,365
2002                       268,900        25,000       74,070
2001                       268,900        25,000       73,280
2000                       268,900        25,000       70,185

Insured Dividend Advantage (NVG)
-------------------------------------------------------------
Year Ended 10/31:
2005(c)                    233,000        25,000       75,001
2004                       233,000        25,000       75,471
2003                       233,000        25,000       74,288
2002(a)                    233,000        25,000       74,081

Insured Tax-Free Advantage (NEA)
-------------------------------------------------------------
Year Ended 10/31:
2005(c)                    144,000        25,000       73,026
2004                       144,000        25,000       72,415
2003(b)                    144,000        25,000       71,721
=============================================================

*     Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period March 25, 2002 (commencement of operations) through October 31, 2002.

(b) For the period November 21, 2002 (commencement of operations) through October 31, 2003.

(c)   For the six months ended April 30, 2005.


                                     Spread 76 and 77

Reinvest Automatically
      Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

           Learn more
about Nuveen Funds at
   www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
      For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

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                                                                  NUVEEN
                                                                     Investments

                                                                     ESA-D-0405D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Premium Income Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.